--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                              PAGE
                                                              -----
DFA INVESTMENT DIMENSIONS GROUP INC.

Schedules of Investments
    Tax-Managed U.S. Marketwide Value Portfolio.............      1
    Tax-Managed U.S. Small Cap Value Portfolio..............   2-15
    Tax-Managed U.S. Small Cap Portfolio....................  16-42
    Tax-Managed DFA International Value Portfolio...........  43-50

Statements of Assets and Liabilities........................     51

Statements of Operations....................................     52

Statements of Changes in Net Assets.........................  53-54

Financial Highlights........................................  55-56

Notes to Financial Statements...............................  57-60

THE DFA INVESTMENT TRUST COMPANY -- THE TAX-MANAGED U.S.
 MARKETWIDE VALUE SERIES

Schedule of Investments.....................................  61-67

Statement of Assets and Liabilities.........................     68

Statement of Operations.....................................     69

Statements of Changes in Net Assets.........................     70

Financial Highlights........................................     71

Notes to Financial Statements...............................  72-73

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to propective investors unless preceded or accompanied by an effective propectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The Tax-Managed Marketwide Value Series of The
  DFA Investment Trust Company..............................                  $463,382,503
                                                                              ------------
    Total Investments (100%) (Cost $373,838,670)++..........                  $463,382,503
                                                                              ============

--------------
++The cost for federal income tax purposes is $374,746,564.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (96.8%)
 *3-D Systems Corp.....................................      10,600    $    178,239
 *3Dfx Interactive, Inc................................      19,042           6,379
 *A.C. Moore Arts & Crafts, Inc........................      15,200         171,912
 AAR Corp..............................................      88,900       1,244,600
 ABC Bancorp...........................................       6,360          72,313
 *ABC Rail Products Corp...............................       7,300           6,570
 Abington Bancorp, Inc.................................       7,000          97,300
 *Abraxas Petroleum Corp...............................       6,500          28,405
 *Acceptance Insurance Companies, Inc..................      33,300         166,500
 *#Accrue Software, Inc................................      67,200          59,472
 Aceto Corp............................................      10,300          98,828
 *Acme Communications, Inc.............................      25,000         165,250
 *Acorn Products, Inc..................................       2,400           2,796
 *Action Performance Companies, Inc....................      10,300         185,451
 Adams Resources & Energy, Inc.........................       2,200          31,570
 *ADE Corp.............................................      12,200         235,399
 *Adept Technology, Inc................................      11,200         105,896
 *Advance Lighting Technologies, Inc...................       3,000          15,405
 *Advanced Neuromodulation Systems, Inc................         900          20,353
 *Advanced Radio Telecom Corp..........................       1,600              12
 Advanta Corp. Class A.................................      34,200         450,927
 Advanta Corp. Class B Non-Voting......................      57,000         691,125
 *Aehr Test Systems....................................       4,700          19,270
 *AEP Industries, Inc..................................       5,100         299,319
 *Aerovox, Inc.........................................       8,100           4,374
 *Aetrium, Inc.........................................      24,800          44,764
 *Aftermarket Technology Corp..........................      32,000         200,640
 *AG Services America, Inc.............................       1,300          20,410
 Agco Corp.............................................     315,200       2,726,480
 *AHL Services, Inc....................................      50,300         413,466
 AHT Corp..............................................      10,100              58
 *Air Methods Corp.....................................      25,471          97,554
 Airborne, Inc.........................................     158,500       1,726,065
 Airgas, Inc...........................................     218,700       2,252,610
 *#Airnet Communications Corp..........................       2,700           6,480
 *Airnet Systems, Inc..................................      22,200         113,664
 AK Steel Holding Corp.................................     355,919       4,765,755
 *Akamai Technologies, Inc.............................     377,100       3,889,786
 Alamo Group, Inc......................................      23,400         333,450
 *Alaska Air Group, Inc................................     129,100       3,709,043
 *Alaska Communications Systems Group, Inc.............      29,800         185,207
 *Albany International Corp. Class A...................      83,920       1,856,310
 Albemarle Corp........................................      16,800         384,720
 *Aldila, Inc..........................................      36,400          54,054
 Alexander & Baldwin, Inc..............................     133,400       3,111,555
 Alfa Corp.............................................       3,800          74,480
 Alico, Inc............................................       9,000         249,615
 *All American Semiconductor, Inc......................      10,800          75,384
 Allen Organ Co. Class B...............................         400          14,650
 *Allen Telecom, Inc...................................      29,000         348,000
 Alliance Bancorp......................................      15,300         412,182
 *Alliance Pharmaceuticals Corp........................       9,800          27,489
 *Alliance Semiconductor Corp..........................     134,200       1,697,630

                                                            SHARES           VALUE+
                                                            ------           ------
 *Allied Healthcare Products, Inc......................      17,500    $     57,487
 *Allied Holdings, Inc.................................      10,300          28,943
 *Allied Research Corp.................................       9,900          86,130
 *Allied Riser Communications..........................      50,300          46,276
 *Allin Communications Corp............................      12,400           4,898
 *Allou Health & Beauty Care, Inc. Class A.............      10,200          39,372
 *Allsctipts Healthcare Solutions, Inc.................      16,000          75,120
 *Alphanet Solutions, Inc..............................       3,500           7,350
 *#Alterra Healthcare Corp.............................      30,800          10,780
 Ambanc Holding Co., Inc...............................      11,800         231,575
 Ambassadors, Inc......................................      13,200         329,010
 *AMC Entertainment, Inc...............................      36,100         382,660
 Amcast Industrial Corp................................      24,300         213,840
 Amcol International Corp..............................      12,400          69,440
 *Amerco, Inc..........................................      69,100       1,270,749
 *America West Holdings Corp.
   Class B.............................................      65,975         676,244
 *#American Aircarriers Support, Inc...................      18,900              19
 American Biltrite, Inc................................         900          12,510
 #American Business Financial Services, Inc............         500           6,975
 *#American Classic Voyages Co.........................     112,700         451,363
 *American Coin Merchandising, Inc.....................       6,200          25,575
 American Financial Group, Inc.........................      31,800         893,262
 American Greetings Corp. Class A......................      83,100       1,042,074
 *American Healthcorp, Inc.............................      15,600         405,288
 *American Homestar Corp...............................      34,600           1,643
 *American Indemnity Financial Escrow..................       1,500           1,500
 *American Medical Security Group, Inc.................      31,400         164,222
 *American Medical Technologies, Inc...................         700           1,067
 *American Pacific Corp................................       5,000          31,750
 *American Physicians Services Group, Inc..............       1,900           4,123
 *American Retirement Corp.............................      19,200          68,352
 *#American Skiing Co..................................      13,000          13,650
 *American Software, Inc. Class A......................      13,000          23,595
 *American Technical Ceramics Corp.....................       6,400          64,000
 *Ameripath, Inc.......................................      48,400       1,234,926
 AmeriServe Financial, Inc.............................      32,300         164,730
 *Ameristar Casinos, Inc...............................      14,100         176,320
 Ameron, Inc...........................................       9,600         674,400
 AmerUs Group Co.......................................      56,000       2,010,400
 Ampco-Pittsburgh Corp.................................      23,100         242,550
 *Amrep Corp...........................................      11,100          51,337
 *Amresco, Inc.........................................      11,400          14,877
 Analogic Corp.........................................       1,400          64,743
 *ANC Rental Corp......................................      39,800         197,209
 Andersons, Inc........................................      11,300          94,242
 Andover Bancorp, Inc..................................       2,200          76,582
 *#Angeion Corp........................................         130             222
 Angelica Corp.........................................       7,600          82,384
 *#Anicom, Inc.........................................      60,700              61
 *Ann Taylor Stores Corp...............................      71,100       2,425,932
 *AnswerThink Consulting Group, Inc....................       7,800          53,352
 *Antec Corp...........................................      30,500         356,392

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Antigenics, Inc......................................         637    $     12,670
 Apogee Enterprises, Inc...............................      66,800         701,066
 *Applica, Inc.........................................      34,400         292,056
 *Applied Extrusion Technologies, Inc..................      23,100         135,712
 *Applied Graphics Technologies, Inc...................      21,440          36,448
 Applied Industrial Technologies, Inc..................      36,100         653,410
 *Applied Microsystems Corp............................       6,400          27,552
 Applied Signal Technologies, Inc......................      29,300         122,327
 *Arch Capital Group Ltd...............................      27,800         464,399
 Arch Chemicals, Inc...................................      70,900       1,538,530
 Arch Coal, Inc........................................      51,800       1,598,030
 Arctic Cat, Inc.......................................      20,600         293,859
 Argonaut Group, Inc...................................      72,600       1,312,245
 *Arguss Holdings, Inc.................................       7,100          34,080
 *#Ariel Corp..........................................       2,300           1,851
 *Arkansas Best Corp...................................      23,500         505,367
 *Arlington Hospitality, Inc...........................       8,400          31,710
 Arnold Industries, Inc................................      59,300       1,100,311
 *Arqule, Inc..........................................       5,600          94,388
 Arvinmeritor, Inc.....................................      31,500         488,250
 ASB Financial Corp....................................       2,500          23,050
 *Ashworth, Inc........................................      25,300         193,165
 *ASM Lithography Holding N.V..........................      59,413       1,382,243
 *Aspect Communications Corp...........................     157,600         940,084
 Astea International, Inc..............................      29,400          34,398
 Astro-Med, Inc........................................       5,400          25,515
 Atlanta Sosnoff Capital Corp..........................       3,800          41,249
 *Atlantic American Corp...............................      29,400          53,655
 *Atrion Corp..........................................       5,000         104,975
 *#Audio Visual Services Corp..........................      16,500           6,930
 *Audiovox Corp. Class A...............................      76,100         729,418
 *Ault, Inc............................................      14,700          82,099
 *Aurora Foods, Inc....................................     206,300       1,093,390
 *Auspex Systems, Inc..................................      23,400         151,398
 *Avatar Holdings, Inc.................................      19,300         553,427
 *Aviall, Inc..........................................      60,600         665,388
 *#Aviation Sales Co...................................      27,000          51,300
 *Avid Technology, Inc.................................      74,100       1,052,220
 *#Avteam, Inc. Class A................................      15,400             173
 *Axsys Technologies, Inc..............................       9,000         131,850
 *Aztar Corp...........................................     113,100       1,594,710
 AZZ, Inc..............................................       3,200          69,440
 B B & T Corp..........................................       5,000         180,750
 *Badger Paper Mills, Inc..............................         400           1,210
 Bairnco Corp..........................................      10,900          70,850
 *Baker (Michael) Corp.................................      16,600         191,730
 Baldwin & Lyons, Inc. Class B.........................      14,300         310,882
 *Baldwin Technology, Inc. Class A.....................       3,300           4,092
 *Ballantyne Omaha, Inc................................      25,400          19,177
 *Bancinsurance Corp...................................       1,585           7,545
 Bancwest Corp.........................................      21,500         738,095
 Bandag, Inc...........................................      23,150         608,845
 Bandag, Inc. Class A..................................      23,200         512,720
 *Bank Plus Corp.......................................      40,700         212,657
 *Bank United Financial Corp. Class A..................      62,400         842,712
 BankAtlantic Bancorp, Inc. Class A....................       1,545          11,124
 Banner Corp...........................................      30,270         611,303
 Banta Corp............................................      18,400         515,200
 *Barrett Resources Corp...............................       5,100         363,375
 *Barry (R.G.) Corp....................................       9,900          37,818
 Bassett Furniture Industries, Inc.....................      39,500         546,087

                                                            SHARES           VALUE+
                                                            ------           ------
 Bay View Capital Corp.................................      63,407    $    434,338
 *Baycorp Holdings, Ltd................................       3,200          32,320
 *Be Aerospace, Inc....................................      19,700         467,875
 *Beazer Homes USA, Inc................................      21,300       1,278,000
 *Bel Fuse, Inc. Class A...............................       3,500         100,625
 *Belco Oil & Gas Corp.................................      20,200         193,920
 *Bell Industries, Inc.................................      31,600          81,844
 *Bell Microproducts, Inc..............................      28,400         303,312
 *Benchmark Electronics, Inc...........................      48,000       1,104,480
 *Benton Oil & Gas Co..................................      24,300          49,815
 *Bergen Brunswig Corp. Class A........................     138,597       2,855,098
 Berkley (W.R.) Corp...................................      56,600       2,462,100
 *Berlitz International, Inc...........................       2,600          43,160
 *Bethlehem Steel Corp.................................     265,800         733,608
 *Beverly Enterprises..................................     314,100       2,826,900
 BHA Group Holdings, Inc. Class A......................       7,185         105,404
 *Big Lots, Inc........................................     346,200       4,493,676
 *Bio Vascular, Inc....................................      10,300          70,040
 *Bio-Rad Laboratories, Inc. Class A...................       9,200         396,520
 *BioReliance Corp.....................................      14,000         182,350
 *Biosource International, Inc.........................       8,600          57,835
 *Birmingham Steel Corp................................      15,900          19,080
 Blair Corp............................................      22,900         388,155
 Blanch (E.W.) Holdings, Inc...........................       3,300          44,550
 *Bluegreen Corp.......................................      23,900          51,385
 BMC Industries, Inc...................................      89,000         558,920
 *BNS Co. Class A......................................       5,400          40,230
 Bob Evans Farms, Inc..................................      78,100       1,339,415
 *Boca Resorts, Inc....................................     130,300       1,622,235
 *Bogen Communications International, Inc..............      34,900         118,660
 *Bolt Technology Corp.................................       5,600          31,080
 *Bon-Ton Stores, Inc..................................      25,400          76,708
 *#Books-a-Million, Inc................................      33,800          85,345
 *Borders Group, Inc...................................       8,500         155,295
 Borg Warner Automotive, Inc...........................     111,300       5,036,325
 *Borland Software Corp................................      29,700         285,565
 *Boron, Lepore and Associates, Inc....................      29,600         398,416
 *Boston Communications Group, Inc.....................     144,100       1,724,156
 Bostonfed Bancorp, Inc................................       2,900          61,915
 *Bottomline Technologies, Inc.........................       2,400          16,620
 Bowl America, Inc. Class A............................       3,360          34,104
 Bowne & Co., Inc......................................     108,000       1,252,800
 *Boyd Gaming Corp.....................................     161,900         848,356
 *Brass Eagle, Inc.....................................      14,900         124,564
 *Braun Consulting, Inc................................      16,400         132,512
 *Brightpoint, Inc.....................................      53,800         191,259
 *#BrightStar Information Technology Group, Inc........       8,800           2,024
 Brookline Bancorp, Inc................................      50,500         699,930
 *Brooks Automation, Inc...............................      41,400       2,037,087
 *Brookstone, Inc......................................       9,100         147,101
 *Brown (Tom), Inc.....................................      34,500         973,072
 Brown Shoe Company, Inc...............................      37,000         738,150
 Brush Wellman, Inc....................................      30,700         663,120
 BSB Bancorp, Inc......................................      36,800         696,808
 *BTU International, Inc...............................       8,100          48,721
 *#Budget Group, Inc...................................      70,000         228,200
 *Building Materials Holding Corp......................      44,900         601,660
 *Bull Run Corp........................................      17,900          23,449

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Burlington Coat Factory Warehouse Corp................     104,780    $  2,049,497
 *Burlington Industries, Inc...........................      64,500         154,155
 Bush Industries, Inc. Class A.........................      15,850         238,542
 Butler International, Inc.............................      30,600          67,167
 *Butler Manufacturing Co..............................      13,400         361,130
 *CacheFlow, Inc.......................................     111,900         715,600
 Cadmus Communications Corp............................      18,900         212,341
 Calgon Carbon Corp....................................     104,800         859,360
 *Caliber Learning Network, Inc........................      30,300           9,393
 *#Calico Commerce, Inc................................      13,600           4,284
 California First National Bancorp.....................      13,900         168,190
 *California Micro Devices Corp........................       5,100          33,022
 *Callon Petroleum Co..................................       5,100          62,220
 Cal-Maine Foods, Inc..................................      16,100          80,661
 *Cambridge Technology Partners, Inc...................      35,300         104,841
 Camco Financial Corp..................................      11,200         137,368
 *Cannondale Corp......................................       7,100          28,506
 *Canterbury Information Technology, Inc...............       4,700           7,261
 *Capital Corp. of the West............................       5,880          89,494
 *Capital Crossing Bank................................      14,200         232,099
 *Capital Pacific Holdings, Inc........................      16,900          69,628
 *Capital Senior Living Corp...........................      39,700          75,033
 *Capital Trust, Inc...................................      11,300          62,715
 Capitol Transamerica Corp.............................      16,750         246,392
 Caraustar Industries, Inc.............................      91,800         941,868
 *Carbide/Graphite Group, Inc..........................      15,900          19,398
 *Carecentric, Inc.....................................         940           2,102
 *Career Education Corp................................         423          21,334
 *#CareMatrix Corp.....................................       1,355             271
 Carpenter Technology Corp.............................      72,600       2,141,700
 *Carriage Services, Inc. Class A......................      26,000         142,740
 *Carrington Laboratories, Inc.........................      19,900          27,760
 Carter-Wallace, Inc...................................      23,000         440,450
 Cascade Corp..........................................      10,800         115,560
 *Casella Waste Systems, Inc. Class A..................      54,700         515,821
 Casey's General Stores, Inc...........................       1,700          18,283
 Cash America International, Inc.......................      48,000         345,600
 *Casino Data Systems..................................      23,200         211,700
 Castle (A.M.) & Co....................................      17,850         229,372
 Castle Dental Centers, Inc............................       2,300             368
 Castle Energy Corp....................................      17,000         106,675
 Casual Male Corp......................................      32,700           1,635
 *Catalina Lighting, Inc...............................       8,600          11,438
 Cato Corp. Class A....................................      26,700         515,844
 *CB Richard Ellis Services, Inc.......................      44,500         687,525
 *C-bridge Internet Solutions, Inc.....................       9,000          16,515
 CBRL Group, Inc.......................................     147,400       2,500,641
 *CDI Corp.............................................      16,800         280,560
 *Celadon Group, Inc...................................      11,800          58,587
 *#Celeris Corporation.................................       6,866           3,811
 *Celeritek, Inc.......................................       6,700          87,267
 *Cell Genesys, Inc....................................      24,800         421,724
 Cenit Bancorp, Inc....................................       3,700         102,675
 Central Bancorp, Inc..................................       3,500          66,990
 Central Parking Corp..................................     102,300       1,856,745
 Century Aluminum Co...................................      52,600       1,038,850
 *Century Business Services, Inc.......................      53,600         187,600
 *Ceradyne, Inc........................................       8,400          76,230
 CFS Bancorp, Inc......................................         200           2,675

                                                            SHARES           VALUE+
                                                            ------           ------
 *Champion Enterprises, Inc............................     110,700    $  1,175,634
 Champion Industries, Inc..............................       3,900          13,026
 *Champps Entertainment, Inc...........................       1,000           8,405
 *Charming Shoppes, Inc................................     156,600         941,949
 *Chart House Enterprises, Inc.........................      14,500          37,700
 *Chase Industries, Inc................................      17,250         158,700
 *Check Technology Corp................................       5,900          18,142
 *Checkers Drive-In Restaurant, Inc....................      31,637         177,958
 *Checkpoint System, Inc...............................      98,200       1,341,412
 Chemed Corp...........................................       8,300         291,330
 Chemfirst, Inc........................................      16,000         414,400
 Chesapeake Corp.......................................      28,200         628,860
 Chesapeake Utilities Corp.............................       4,000          76,400
 Chicago Rivet & Machine Co............................         200           3,800
 *Children's Comprehensive Services, Inc...............       6,450          27,574
 *Childtime Learning Centers, Inc......................       4,700          32,289
 *#Chiquita Brands International, Inc..................     142,400         242,080
 *Chromcraft Revington, Inc............................       2,100          20,454
 *Chronimed, Inc.......................................       6,600          51,018
 *#Chyron Corp.........................................       4,000           2,120
 CICOR International, Inc..............................      22,800         535,344
 *CIDCO, Inc...........................................      28,100          10,818
 *Ciprico, Inc.........................................      12,500          88,062
 *Circuit City Stores, Inc. (Carmax Group).............      87,000       1,292,820
 *Citadel Holding Corp. Class A........................       4,720           7,080
 *Citation Holding Corp. Class B.......................       1,180           2,065
 City Holding Co.......................................      35,600         346,566
 *CKE Restaurants, Inc.................................      45,000         119,250
 *Clare, Inc...........................................      41,300         114,814
 *Clarent Corp.........................................      20,001         190,810
 *#Clarus Corporation..................................       2,800          14,350
 *Classic Communications, Inc. Class A.................      69,100          33,168
 *Classic Vacation Group, Inc..........................      22,500          47,250
 *Clean Harbors, Inc...................................      17,200          45,752
 Cleveland Cliffs, Inc.................................      22,000         446,600
 CNA Surety Corp.......................................       8,000         112,880
 *CNET Networks, Inc...................................      19,989         219,979
 *CNS, Inc.............................................      35,400         186,735
 Coachmen Industries, Inc..............................      24,800         247,504
 *Coast Dental Services, Inc...........................       5,300           3,948
 Coastal Bancorp, Inc..................................      15,050         479,267
 Coastcast Corp........................................      14,600         112,128
 Cobalt Corp...........................................       4,400          25,740
 *Cobra Electronic Corp................................      20,000         155,900
 *Coeur d'Alene Mines Corp.............................      10,400          12,584
 *Coherent, Inc........................................      18,300         649,741
 *Cole National Corp. Class A..........................      29,700         423,225
 *Columbia Banking System, Inc.........................      10,164         141,076
 Columbus McKinnon Corp................................      18,900         150,349
 *Com21, Inc...........................................      81,300         211,786
 *Comdial Corp.........................................       2,251           2,870
 *Comforce Corp........................................      16,000          26,000
 *Comfort Systems USA, Inc.............................      78,900         285,618
 Commerce Group, Inc...................................      38,600       1,233,270
 Commercial Bank of New York...........................         900          28,791
 Commercial Federal Corp...............................     137,500       3,132,250
 Commercial Metals Co..................................      40,200       1,023,090
 Commonwealth Bancorp, Inc.............................       9,700         193,563
 Commonwealth Industries, Inc..........................      26,100         132,979

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Communications Systems, Inc...........................      26,500    $    210,012
 Community Financial Corp..............................       3,200          46,384
 Community Financial Group, Inc........................       3,400          47,209
 Community Savings Bankshares, Inc.....................      17,600         249,832
 Community Trust Bancorp, Inc..........................      20,970         485,560
 *Compucom Systems, Inc................................     156,050         451,765
 *#CompuCredit Corp....................................       5,700          68,941
 *Computer Horizons Corp...............................     115,300         311,886
 *Computer Task Group, Inc.............................      56,400         324,300
 *Comshare, Inc........................................      31,400         109,272
 *Comstock Resources, Inc..............................      42,800         499,048
 *Concord Camera Corp..................................      93,700         764,123
 *Cone Mills Corp......................................      53,500          74,365
 *Congoleum Corp. Class A..............................      10,300          27,810
 *Conmed Corp..........................................      37,700         809,230
 *Consolidated Freightways Corp........................      70,800         600,030
 *Consolidated Graphics, Inc...........................      45,600         744,648
 Cooper Tire & Rubber Co...............................     238,400       3,134,960
 *CoorsTek, Inc........................................       9,775         350,140
 *Copper Mountain Networks, Inc........................      17,200          64,414
 *Core Materials Corp..................................         700             805
 Corn Products International, Inc......................     116,100       3,326,265
 *Cornell Corrections, Inc.............................      18,500         223,480
 *Correctional Services Corp...........................      37,500          93,187
 *Corrpro Companies, Inc...............................      13,000          39,650
 Corus Bankshares, Inc.................................      20,000         976,500
 *Cost-U-Less, Inc.....................................       2,500           4,562
 *Cotelligent Group, Inc...............................      32,000          25,280
 Courier Corp..........................................       1,500          59,062
 *Covanta Energy Corp..................................     124,900       2,719,073
 *Covenant Transport, Inc. Class A.....................      29,300         507,036
 *Coventry Health Care, Inc............................      80,700       1,363,830
 Covest Bancshares, Inc................................       3,500          51,607
 CPAC, Inc.............................................      12,500          77,500
 *Craig (Jenny), Inc...................................      49,800          83,664
 *Credit Acceptance Corp...............................     115,600         819,604
 *Crestline Capital Corp...............................      29,700         864,270
 Crompton Corp.........................................      50,000         541,500
 *Cross (A.T.) Co. Class A.............................      31,700         226,655
 *Crossman Communities, Inc............................      23,200         729,524
 Crown Cork & Seal Co., Inc............................     525,400       2,690,048
 *Crown Group, Inc.....................................      22,200          82,695
 *CSK Auto Corp........................................      60,000         471,600
 *CSP, Inc.............................................       1,026           3,945
 *CSS Industries, Inc..................................      16,000         363,200
 *CTB International Corp...............................      20,600         181,795
 Cubic Corp............................................      18,100         529,425
 *Cumulus Media, Inc. Class A..........................      67,600         809,510
 *Curative Health Services, Inc........................      31,300         217,848
 *Cutter & Buck, Inc...................................       2,700          17,833
 *Cyberoptics Corp.....................................       7,500          89,287
 *Cybersource Corp.....................................      51,900          88,489
 *Cybex International, Inc.............................         600           1,023
 *Cysive, Inc..........................................      83,300         272,391
 *D A Consulting Group, Inc............................       8,300          12,533
 *Daisytek International Corp..........................      25,200         352,926
 *Dan River, Inc. Class A..............................      47,500         142,500
 *Danielson Holding Corp...............................       9,500          44,650
 Data Broadcasting Corp................................      22,300         187,097
 *Data Critical Corp...................................      16,200          29,727
 *Data I/O Corp........................................       6,100          14,487

                                                            SHARES           VALUE+
                                                            ------           ------
 Data Research Association, Inc........................       1,800    $     18,513
 *#Data Systems & Software, Inc........................      10,200          65,535
 *DataTRAK International, Inc..........................       7,900          18,012
 *Datron Systems, Inc..................................       7,300          93,805
 *Datum, Inc...........................................       6,500         108,452
 *Dave and Busters, Inc................................      43,100         371,091
 *DaVita, Inc..........................................      36,700         693,630
 *Dawson Geophysical Co................................       9,400         104,340
 *Deckers Outdoor Corp.................................      16,000          63,440
 *Del Global Technologies Corp.........................       8,500          18,062
 *dELiA*s Corp.........................................      31,740         153,780
 Delphi Financial Group, Inc. Class A..................      16,398         583,769
 Delta Apparel, Inc....................................         970          15,762
 Delta Natural Gas Co., Inc............................       2,800          57,078
 *Delta Woodside Industries, Inc.......................       9,700           9,700
 Deltic Timber Corp....................................       1,300          33,280
 *Department 56, Inc...................................      27,300         222,495
 *Designs, Inc.........................................      11,300          48,251
 *Digi International, Inc..............................      49,300         441,481
 *#Digital Island, Inc.................................      19,500          65,617
 Dillards, Inc. Class A................................     235,300       3,840,096
 Dime Community Bancorp, Inc...........................      26,900         771,626
 *Diodes, Inc..........................................       6,900          73,002
 *Discount Auto Parts, Inc.............................      26,400         347,160
 *Dixie Group, Inc.....................................      14,200          73,272
 *Docent, Inc..........................................      46,500         362,235
 *Dollar Thrifty Automotive Group, Inc.................      79,700       1,888,890
 Donegal Group, Inc. Class A...........................       7,000          95,375
 Donegal Group, Inc. Class B...........................       3,500          43,137
 *Donna Karan International, Inc.......................      58,400         620,208
 Donnelly Corp. Class A................................       5,600          78,960
 Downey Financial Corp.................................      35,700       1,541,169
 *Dress Barn, Inc......................................      24,700         620,587
 *DRS Technologies, Inc................................       9,500         206,150
 *DT Industries, Inc...................................      21,300          99,151
 *Duck Head Apparel Co., Inc...........................         970           2,716
 *Duckwall-Alco Stores, Inc............................       6,600          47,025
 *Ducommun, Inc........................................      10,300         141,110
 *Dura Automotive Systems, Inc.........................      43,200         540,000
 *DVI, Inc.............................................      44,400         659,340
 *Dwyer Group, Inc.....................................       7,600          19,038
 *Dynamics Research Corp...............................       8,800          77,836
 *#E Com Ventures, Inc.................................       3,400           3,451
 Earthgrains Co........................................     139,900       3,630,405
 *eBenX, Inc...........................................      14,700          50,347
 *eBT International, Inc...............................      26,700          70,354
 ECC International Corp................................      13,300          45,885
 Edelbrock Corp........................................         100             995
 *Edgewater Technology, Inc............................      53,038         288,527
 Edo Corp..............................................       5,600         110,600
 *Educational Insights, Inc............................       2,800             448
 *EFTC Corp............................................      15,700          43,567
 *EGL, Inc.............................................       8,300         165,626
 *Elcotel, Inc.........................................      10,200             586
 *Elder-Beerman Stores Corp............................      30,100          98,276
 *Electro Rent Corp....................................      10,100         161,802
 *Electroglas, Inc.....................................      12,200         195,383
 *Elite Information Group, Inc.........................      11,000          55,440
 *Elizabeth Arden, Inc.................................      18,300         440,206
 EMC Insurance Group, Inc..............................       1,000          12,650
 *Emcor Group, Inc.....................................       8,400         371,700

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Empire District Electric Co...........................      14,200    $    280,450
 Empire Federal Bancorp, Inc...........................       1,800          25,848
 *EMS Technologies, Inc................................      23,800         373,660
 *Encad, Inc...........................................       5,000          10,475
 *Encompass Services Corp..............................     200,400       1,771,536
 *Encore Wire Corp.....................................      40,800         436,764
 Energen Corp..........................................      24,300         801,900
 *Enesco Group, Inc....................................      26,000         154,700
 Engineered Support Systems, Inc.......................       8,125         270,400
 Ennis Business Forms, Inc.............................         500           4,355
 *Enserch Exploration Corp.............................     107,000         476,150
 *Entravision Communications Corp......................      63,500         867,410
 *Entrust Technologies, Inc............................      29,300         165,691
 *ePlus, Inc...........................................       7,800          74,919
 *ePresence, Inc.......................................      78,000         292,890
 *Equity Marketing, Inc................................       4,400          44,440
 *Equity Oil Co........................................      31,300          97,656
 *Esco Technologies, Inc...............................      26,500         797,650
 Espey Manufacturing & Electronics Corp................         400           7,200
 *Esterline Technologies Corp..........................      37,000         777,000
 *Evans & Sutherland Computer Corp.....................      26,900         229,322
 *Evolving Systems, Inc................................       4,600          16,330
 *Exabyte Corp.........................................      44,000          51,920
 *Exponent, Inc........................................      14,000         165,900
 *Extended Stay America, Inc...........................     215,400       3,349,470
 *Extended Systems, Inc................................       3,000          20,265
 *E-Z-Em, Inc. Class A.................................       3,700          19,610
 *Fairchild Corp. Class A..............................      18,100         125,795
 Falcon Products, Inc..................................      59,300         462,540
 Farrel Corp...........................................       6,000           3,990
 FBL Financial Group, Inc. Class A.....................      29,800         475,310
 #Federal-Mogul Corp...................................     141,500         498,080
 *FedEx Corp...........................................       1,534          61,360
 *FEI Co...............................................      30,500       1,081,377
 FFLC Bancorp..........................................       1,700          32,521
 *Fibermark, Inc.......................................      12,700         176,530
 Fidelity National Corp................................       2,000          12,440
 Fidelity National Financial, Inc......................      23,700         540,360
 *Finish Line, Inc. Class A............................      51,500         519,377
 *Finishmaster, Inc....................................       9,000          71,190
 Finova Group, Inc.....................................     100,000         240,000
 *Firebrand Financial Group, Inc.......................       1,000             320
 First American Financial Corp.........................      86,600       1,773,568
 First Bancorp.........................................       7,979         189,102
 First Bell Bancorp, Inc...............................       6,400          92,672
 *First Cash, Inc......................................      10,400          77,272
 First Charter Corp....................................      31,700         521,782
 First Citizens Bancshares, Inc........................      12,200       1,143,811
 First Defiance Financial Corp.........................      15,000         237,375
 First Essex Bancorp...................................       8,800         211,112
 First Federal Bancshares of Arkansas, Inc.............       7,700         154,962
 First Indiana Corp....................................         700          16,362
 *First Investors Financial Services Group, Inc........       6,900          24,322
 *First Mariner Bank Corp..............................       5,300          35,801
 First Midwest Financial, Inc..........................       4,400          54,340
 First Niagara Financial Group, Inc....................      59,000         818,625
 *First Republic Bank..................................      10,800         285,984
 First Sentinel Bancorp, Inc...........................      46,900         526,452

                                                            SHARES           VALUE+
                                                            ------           ------
 *#First Team Sports, Inc..............................       6,100    $      6,130
 FirstBank NW Corp.....................................       2,000          31,610
 *Firstfed America Bancorp, Inc........................       6,000         107,100
 *FirstFed Financial Corp..............................      34,500       1,026,375
 *Fischer Imaging Corp.................................       3,200          19,680
 Flagstar Bancorp, Inc.................................      25,200         612,990
 *Flander Corp.........................................      25,900          58,404
 Fleetwood Enterprises, Inc............................     134,700       1,621,788
 Fleming Companies, Inc................................     115,200       3,659,904
 Flexsteel Industries, Inc.............................       7,100          83,993
 *Florsheim Group, Inc.................................       2,300           3,645
 Flushing Financial Corp...............................      18,200         429,247
 FNB Financial Services Corp...........................       2,300          32,062
 *Forest Oil Corp......................................       4,402         149,668
 *Fortune Financial, Inc...............................       6,000              60
 *Foster (L.B.) Co. Class A............................      12,800          44,800
 Foster Wheeler Ltd....................................     107,700       1,354,866
 *#FPIC Insurance Group, Inc...........................      13,000         142,740
 Frankfort First Bancorp, Inc..........................         200           3,360
 Franklin Bank National Associaton.....................       9,300         135,082
 *Franklin Covey Co....................................      68,100         479,424
 *Franklin Electronic Publishers, Inc..................       3,900          12,090
 Freds, Inc. Class A...................................      12,800         366,400
 Fremont General Corp..................................     167,700       1,006,200
 Frequency Electronics, Inc............................       9,200         146,280
 *Fresh America Corp...................................      11,500           3,450
 *Fresh Choice, Inc....................................       4,000          12,380
 *#Friede Goldman International........................     212,600         179,647
 *Friedman Billings Ramsey Group, Inc. Class A.........      53,500         326,350
 Friedman Industries, Inc..............................       6,840          21,717
 Friedmans, Inc. Class A...............................      43,700         466,716
 Frisch's Restaurants, Inc.............................       8,500         110,500
 *Frontstep, Inc.......................................         100             321
 *Frozen Food Express Industries, Inc..................      28,300          55,326
 FSF Financial Corp....................................       4,200          63,105
 *FSI International, Inc...............................      21,900         247,689
 *FTI Consulting, Inc..................................      16,000         305,600
 GA Financial, Inc.....................................       3,500          54,600
 *Gadzooks, Inc........................................      10,600         137,800
 Gainsco, Inc..........................................      77,700         128,205
 *Galey & Lord, Inc....................................       1,000           2,190
 *GameTech International, Inc..........................      19,800         124,344
 Garan, Inc............................................       1,000          29,600
 *Garden Fresh Restaurant Corp.........................       3,000          26,955
 *Gaylord Entertainment Co.............................      71,000       1,966,700
 *Gehl Co..............................................      13,600         232,764
 Gencorp, Inc..........................................      74,000         865,060
 *General Binding Corp.................................      20,400         189,210
 General Cable Corp....................................     115,000       1,753,750
 *General Communications, Inc.
   Class A.............................................      80,600         804,791
 *Genesee & Wyoming, Inc...............................       7,000         182,280
 *Genicom Corp.........................................         300               1
 *Genlyte Group, Inc...................................      28,700         858,847
 *Genome Therapeutics Corp.............................       8,000         107,360
 *Genomica Corp........................................      47,800         217,012
 *Gensym Corp..........................................       4,700           3,924
 *Gentiva Health Services..............................      17,300         336,312
 *Gerber Childrenswear, Inc............................      16,000         101,920
 Gerber Scientific, Inc................................     174,300       1,411,830

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Giant Industries, Inc................................       5,800    $     60,610
 Gibraltar Steel Corp..................................      23,500         443,680
 *Giga-Tronics, Inc....................................      10,900          54,500
 *G-III Apparel Group, Ltd.............................      15,000         135,225
 Glatfelter (P.H.) Co..................................     140,000       2,149,000
 *Glenayre Technologies, Inc...........................     404,500         556,187
 *Global Imaging Systems, Inc..........................      19,600         199,920
 *#GoAmerica, Inc......................................     291,500         738,952
 Golden Enterprises, Inc...............................         300           1,182
 *Golden State Vintners, Inc...........................      18,500         155,492
 *Good Guys, Inc.......................................      66,900         308,743
 *Goodys Family Clothing...............................      79,500         322,770
 Gorman-Rupp Co........................................       7,700         209,055
 *GoTo.com, Inc........................................      22,400         500,192
 *Gottschalks, Inc.....................................      20,900          86,735
 *GP Strategies Corp...................................      34,600         152,932
 Granite Construction, Inc.............................      28,500         776,625
 *Graphic Packaging International Corp.................       7,700          23,023
 Gray Communications Systems, Inc......................       3,400          54,910
 Great American Financial Resources, Inc...............       1,000          17,000
 Great Atlantic & Pacific Tea Co., Inc.................      95,600       1,108,004
 *Greenbriar Corp......................................       2,200             902
 Greenbrier Companies, Inc.............................       4,700          42,065
 *Grey Wolf, Inc.......................................      16,500         107,085
 *Griffin Land & Nurseries, Inc. Class A...............       1,900          34,570
 *Griffon Corp.........................................     107,000       1,080,700
 *Group 1 Automotive, Inc..............................      63,900       1,629,450
 *GTSI Corp............................................      24,900         148,902
 Guaranty Federal Bancshares, Inc......................       9,400         105,374
 *Guaranty Financial Corp..............................       2,000          15,750
 *Gulf Island Fabrication, Inc.........................       9,800         160,475
 *Gulfmark Offshore, Inc...............................      14,800         577,052
 *Gundle/SLT Environmental, Inc........................       5,400          13,014
 *Gymboree Corp........................................      63,200         437,660
 Haggar Corp...........................................      15,100         179,690
 *Halifax Corp.........................................       1,400           3,500
 *Ha-Lo Industries, Inc................................      42,700          30,317
 *Hamilton Bancorp, Inc................................         900           6,295
 Hancock Fabrics, Inc..................................      54,700         499,958
 Hancock Holding Co....................................       4,300         162,647
 *Handleman Co.........................................      64,000         777,600
 *Hanger Orthopedic Group, Inc.........................      46,800          76,752
 Harbor Florida Bancshares, Inc........................      21,500         355,932
 Hardinge Brothers, Inc................................      17,300         256,472
 *Harken Energy Corp...................................       3,000           8,310
 Harleysville Group, Inc...............................      62,700       1,599,790
 Harman International Industries, Inc..................       3,800         134,900
 *Harmonic Lightwaves, Inc.............................      39,300         335,229
 *Hartmarx Corp........................................      27,500          78,100
 *#Hastings Entertainment, Inc.........................      28,900          84,532
 *Hauser, Inc..........................................       1,900           1,187
 *Hawaiian Airlines, Inc...............................      59,900         185,091
 *Hawk Corp............................................      18,600         125,550
 *Hawker Pacific Aerospace.............................       6,000          19,770
 *Hawthorne Financial Corp.............................      11,000         190,410
 *Hayes Lemmerz International, Inc.....................       4,300          35,475
 HCC Insurance Holdings, Inc...........................      27,700         686,683
 *Health Management Systems, Inc.......................      36,800          70,840
 *Health Risk Management, Inc..........................       2,600          12,285
 *Healthcare Recoveries, Inc...........................      34,400         155,316

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hector Communications Corp...........................       4,600    $     54,510
 Heico Corp............................................      20,000         362,000
 Heico Corp. Class A...................................       2,000          35,160
 Herbalife International, Inc. Class A.................       1,300          10,926
 *Herley Industries, Inc...............................       3,500          63,000
 *Hexcel Corp..........................................     139,600       1,479,760
 *High Plains Corp.....................................      53,600         200,464
 *Highlands Insurance Group, Inc.......................      11,700          55,926
 *Hi-Tech Pharmacal, Inc...............................       7,800          58,344
 HMN Financial, Inc....................................       6,400          96,128
 *Holiday RV Superstores, Inc..........................         500           1,865
 Holly Corp............................................      13,100         562,645
 *Hollywood Media Corp.................................       4,300          18,210
 *Hologic, Inc.........................................      34,700         192,064
 *Home Products International, Inc.....................      18,300          39,711
 *#Homebase, Inc.......................................      45,800         150,224
 *Hoover's, Inc........................................       1,600           5,800
 Horizon Financial Corp................................       7,590          83,680
 *Horizon Health Corp..................................       2,600          23,010
 *Horizon Offshore, Inc................................      31,400         577,289
 *Horizon Organic Holding Corp.........................      32,200         209,139
 *Horizon Pharmacies, Inc..............................      10,400           6,760
 Horton (D.R.), Inc....................................      75,367       1,554,068
 *Houston Exploration Co...............................      24,500         832,755
 *Hovnanian Enterprises, Inc. Class A..................      54,198         920,824
 *HS Resources, Inc....................................      25,900       1,693,083
 Hudson River Bancorp, Inc.............................      32,200         634,340
 Hughes Supply, Inc....................................      77,900       1,510,481
 *Humana, Inc..........................................     358,500       3,423,675
 *Hunt (J.B.) Transport Services, Inc..................     116,000       2,324,060
 Hunt Corp.............................................       8,000          44,080
 *Huntco, Inc. Class A.................................       4,300           4,837
 *Hurco Companies, Inc.................................       6,100          20,709
 *Hutchinson Technology, Inc...........................      76,700       1,125,572
 *Hypercom Corp........................................      84,500         332,085
 *Hyseq, Inc...........................................      12,100         153,488
 Iberiabank Corp.......................................       7,800         218,205
 *Ico, Inc.............................................      24,700          61,503
 *ICT Group, Inc.......................................      10,400         171,236
 *IdeaMall, Inc........................................      15,500          26,272
 *IDT Corp.............................................      57,600       1,505,088
 *IEC Electronics Corp.................................      16,300          21,027
 *IFR Systems, Inc.....................................       7,000          15,715
 *iGate Capital Corp...................................      60,800         117,040
 *IHOP Corp............................................      16,100         410,550
 *II-VI, Inc...........................................      16,400         250,182
 Ikon Office Solutions, Inc............................     289,100       2,341,710
 *Il Fornaio (America) Corp............................       6,200          67,983
 *Imation Corp.........................................     100,200       2,187,366
 *Immucor, Inc.........................................      20,200          50,096
 *Imperial Credit Industries, Inc......................      50,800          61,722
 *IMR Global Corp......................................      17,600         144,584
 Independence Community Bank Corp......................     117,700       2,243,950
 Independent Bank East.................................      10,861         279,834
 *Industrial Distribution Group, Inc...................       2,600           5,590
 *Industrial Holdings, Inc.............................      10,000          20,250
 *Industri-Matematik International Corp................       1,200           1,224
 *Infinium Software, Inc...............................       6,700           7,001
 *InFocus Corporation..................................      15,400         260,337
 *Infogrames, Inc......................................       6,520          44,597

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Information Resources, Inc...........................      60,700    $    555,101
 *Ingles Market, Inc. Class A..........................      31,300         318,790
 *Ingram Micro, Inc....................................      98,100       1,299,825
 *Innotrac Corp........................................      53,300         350,181
 *Innovative Clinical Solutions, Ltd...................         519             208
 *Innoveda, Inc........................................      33,000         102,135
 *Innovex, Inc.........................................      47,800         182,835
 *Inprimis, Inc........................................       4,800           1,464
 *Input/Output, Inc....................................     104,500       1,243,550
 *Insignia Financial Group, Inc........................      38,000         456,000
 *Inspire Insurance Solutions, Inc.....................      18,000          13,050
 *Insurance Auto Auctions, Inc.........................      38,600         523,223
 *InsWeb Corp..........................................      10,000           8,950
 *#INT Media Group, Inc................................      34,800         105,096
 *IntegraMed America, Inc..............................       2,300          11,787
 *Integrated Electrical Services, Inc..................     121,000       1,087,790
 *Integrated Information Systems, Inc..................       5,000           4,925
 *Integrated Measurement System, Inc...................      22,300         419,463
 *Integrated Silicon Solution, Inc.....................      19,100         256,226
 *Integrated Telecom Express, Inc......................       1,000           2,545
 *#Intelligroup, Inc...................................      20,400          23,664
 *Inter Parfums, Inc...................................      11,700         144,319
 Interface, Inc. Class A...............................     144,200         886,830
 *Intergraph Corp......................................     101,200       1,515,976
 *Intermagnetics General Corp..........................      12,154         392,574
 Intermet Corp.........................................      57,400         273,224
 *Internap Network Services Corp.......................     160,500         442,177
 *International Aircraft Investors.....................       7,400          29,822
 *#International FiberCom, Inc.........................      79,000         294,670
 International Multifoods Corp.........................      34,200         658,350
 *International Speciality Products, Inc...............      62,900         610,759
 *International Total Services, Inc....................       6,500           1,755
 Internet Commerce Corp................................      23,500          60,513
 Interpool, Inc........................................      45,900         621,945
 *Interstate National Dealers Services, Inc............       8,300          42,911
 *Intervoice, Inc......................................       1,449          14,802
 *Intevac, Inc.........................................       3,500          19,058
 *Intrusion.com, Inc...................................      67,500         206,213
 Investors Title Co....................................       1,300          19,149
 *Invision Technologies, Inc...........................      19,800          68,310
 *Invitrogen Corp......................................       4,166         298,306
 *Invivo Corp..........................................       6,500          62,953
 *Ionics, Inc..........................................      43,300       1,173,430
 *Iridex Corp..........................................       6,200          25,823
 *Isle of Capri Casinos, Inc...........................      23,700         192,326
 *Isolyser Co., Inc....................................       7,500          11,663
 *IT Group, Inc .......................................      68,300         425,509
 *ITLA Capital Corp....................................      18,200         308,581
 *#Itron, Inc..........................................      37,200         420,546
 *#ITXC Corp...........................................      77,300         300,311
 *IVI Checkmate Corp...................................      20,988          67,267
 *J & J Snack Foods Corp...............................      18,200         424,606
 *J Net Enterprises, Inc...............................       8,800          38,720
 *J. Alexander's Corp..................................      11,800          28,320
 *J. Jill Group, Inc...................................      24,000         415,320
 Jacksonville Bancorp, Inc.............................       2,200          41,624
 *Jaco Electronics, Inc................................      18,350         128,175
 *Jacobson Stores, Inc.................................       5,000          18,000
 *Jakks Pacific, Inc...................................       6,700         105,391
 *JDA Software Group, Inc..............................      10,100         153,571

                                                            SHARES           VALUE+
                                                            ------           ------
 Jefferies Group, Inc..................................      23,400    $    714,870
 *JLM Industries, Inc..................................       2,500           5,688
 *Johnson Outdoors, Inc................................      12,900          96,299
 *Jos. A. Bank Clothiers, Inc..........................      11,400          69,882
 *JPM Co...............................................      14,600           3,139
 *JPS Industries, Inc..................................      18,000          95,850
 *Jupiter Media Metrix, Inc............................      10,000          15,050
 K Swiss, Inc. Class A.................................      19,100         461,361
 *K2, Inc..............................................      59,200         609,760
 *Kaiser Aluminum Corp.................................     229,700         953,255
 *Kaiser Ventures, Inc.................................       9,100         116,116
 Kaman Corp. Class A...................................      52,700         898,535
 *Kasper A.S.L., Ltd...................................       7,000           1,050
 Katy Industries, Inc..................................      14,800          78,440
 KB Home Corp..........................................      34,900         886,809
 *#KCS Energy, Inc.....................................      26,100         220,284
 *#Kellstrom Industries, Inc...........................      40,600          67,396
 Kellwood Co...........................................      74,800       1,758,548
 *Kendle International, Inc............................      36,400         682,864
 Kennametal, Inc.......................................      98,800       3,470,844
 *Kent Electronics Corp................................      12,800         274,048
 *Kentucky Electric Steel, Inc.........................       4,800           6,480
 Kentucky First Bancorp, Inc...........................         400           4,706
 Kewaunee Scientific Corp..............................       5,000          50,150
 *Key Energy Group, Inc................................      73,800       1,011,060
 *Key Production Co., Inc..............................      12,500         231,250
 *Key Technology, Inc..................................       7,100          41,109
 *Key Tronic Corp......................................      27,700          50,691
 *Key3Media Group, Inc.................................      76,150         738,655
 *Keystone Automotive Industries, Inc..................      47,300         477,730
 *kforce.com, Inc......................................      35,567         231,719
 Kimball International, Inc. Class B...................      18,200         263,991
 *Kinark Corp..........................................       1,100           1,430
 Klamath First Bancorp, Inc............................      14,500         208,220
 *Koala Corp...........................................       1,300           5,239
 *#Komag, Inc..........................................      63,376          44,680
 *Kroll-O'Gara Co......................................      73,600         535,440
 *Kulicke & Soffa Industries, Inc......................       8,800         130,504
 *Kushner-Locke Co.....................................       8,000             940
 *KVH Industries, Inc..................................       2,900          22,026
 *LabOne, Inc..........................................      23,300         175,799
 *Ladish Co., Inc......................................      28,500         383,040
 Lafarge Corp..........................................      35,400       1,160,058
 *Lakes Gaming, Inc....................................      23,500         225,365
 *Lamson & Sessions Co.................................      19,500         204,360
 *Lancer Corp..........................................       4,200          26,670
 Landamerica Financial Group, Inc......................      52,700       1,504,585
 Landrys Seafood Restaurants, Inc......................      53,500         802,500
 *Larscom, Inc.........................................      25,400          60,071
 *LaserSight Corporation...............................       7,000          17,045
 *Launch Media, Inc....................................      12,900          10,062
 *Layne Christensen Co.................................      19,200         159,840
 *Lazare Kaplan International, Inc.....................      16,500          93,225
 La-Z-Boy, Inc.........................................      12,744         239,587
 *LeadingSide, Inc.....................................       2,800              28
 *Leapnet, Inc.........................................      12,782           3,771
 *Lechters, Inc........................................       9,900           1,040
 Ledger Capital Corp...................................       2,900          30,015
 Lennar Corp...........................................      83,200       3,078,400
 Lennox International, Inc.............................     118,400       1,083,360
 Lesco, Inc............................................      11,700         141,746

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Liberty Corp..........................................      13,500    $    509,625
 Liberty Financial Companies, Inc......................      91,600       3,068,600
 *Life Financial Corp..................................      16,600          11,288
 *LifeMinders, Inc.....................................       7,000           9,590
 Lifetime Hoan Corp....................................      22,600         163,850
 *Liquid Audio, Inc....................................       4,300          11,030
 *LNR Property Corp....................................      80,100       2,491,110
 *#Lodgian, Inc........................................      14,300          11,440
 *Loews Cineplex Entertainment Corp....................      49,700           6,958
 *Logic Devices, Inc...................................      16,700          24,132
 *Lone Star Steakhouse Saloon..........................      82,400       1,069,140
 *Lone Star Technologies, Inc..........................       9,100         406,315
 Longs Drug Stores Corp................................      47,500       1,140,000
 Longview Fibre Co.....................................     106,100       1,405,825
 *Louis Dreyfus Natural Gas Corp.......................       1,200          47,736
 Louisiana-Pacific Corp................................     343,800       4,039,650
 *LTX Corp.............................................      15,300         371,102
 Luby's Cafeterias, Inc................................      74,000         630,480
 Lufkin Industries, Inc................................       9,500         284,858
 *Lydall, Inc..........................................       8,200         116,440
 *Lynch Corp...........................................         400          11,800
 *#M.H. Meyerson & Co., Inc............................      21,400          39,911
 *Mac-Gray Corp........................................      31,200         115,440
 *Mackie Designs, Inc..................................         800           4,468
 *Magellan Health Services, Inc........................      65,500         791,240
 *#Magna Entertainment Corp............................       9,600          58,224
 *Magnetek, Inc........................................      59,900         739,765
 *Magnum Hunter Resources, Inc.........................      20,100         190,749
 *MAII Holdings, Inc...................................      15,000          40,350
 *Mail-Well, Inc.......................................      93,800         506,520
 *Main Street & Main, Inc..............................      20,400          79,254
 Main Street Bancorp, Inc..............................      10,500         105,000
 *Manchester Technologies, Inc.........................      16,900          41,574
 *Manning (Greg) Auctions, Inc.........................         600           1,290
 *Manor Care, Inc......................................      75,000       1,856,250
 Marcus Corp...........................................      35,800         511,940
 *Marine Drilling Companies, Inc.......................      16,500         429,000
 Marine Products Corp..................................      12,420          54,648
 Maritrans, Inc........................................      24,900         247,506
 *MarketWatch.com, Inc.................................       2,900           8,222
 *MarkWest Hydrocarbon, Inc............................      19,400         141,620
 Marsh Supermarkets, Inc. Class A......................       3,100          45,446
 *Material Sciences Corp...............................      30,300         243,915
 *Matlack Systems, Inc.................................       3,800           1,045
 *Matria Healthcare, Inc...............................      19,500         307,613
 *Matrix Pharmaceutical, Inc...........................      19,700         208,525
 *Matrix Service Co....................................      17,000         123,590
 *Mattson Technology, Inc..............................      43,363         758,636
 *Maverick Tube Corp...................................       3,900          94,185
 *Max & Ermas Restaurants, Inc.........................       1,400          13,608
 *Maxco, Inc...........................................       2,700          17,213
 *Maxicare Health Plans, Inc...........................       1,060           1,325
 *Maxim Pharmaceuticals, Inc...........................       2,400          20,340
 *Maxtor Corp..........................................       2,790          16,935
 *Maxwell Shoe Company, Inc............................      20,600         332,690
 *Maxwell Technologies, Inc............................       9,300         195,114
 *Maynard Oil Co.......................................       5,800         119,712
 *Mazel Stores, Inc....................................      13,000          41,600
 *MB Financial, Inc....................................      13,100         290,100
 McGrath Rent Corp.....................................       5,000         137,475
 *MCK Communications, Inc..............................      90,500         188,693

                                                            SHARES           VALUE+
                                                            ------           ------
 *McNaughton Apparel Group, Inc........................       8,200    $    184,459
 MDC Holdings, Inc.....................................      47,520       1,498,306
 *Meadow Valley Corp...................................       1,000           2,780
 Meadowbrook Insurance Group, Inc......................       7,300          29,857
 *Mechanical Dynamics, Inc.............................       1,900          18,193
 Medford Bancorp, Inc..................................      12,400         234,174
 *Media 100, Inc.......................................      23,800          50,813
 *#Media Arts Group, Inc...............................      45,400         146,642
 Media General, Inc. Class A...........................      11,900         583,100
 *Medical Action Industries, Inc.......................       1,200           9,042
 *Medical Assurance, Inc...............................      59,980         929,690
 *#Medical Resources, Inc..............................       7,300              47
 *Medstone International, Inc..........................       9,400          46,248
 *MEMC Electronic Materials, Inc.......................      31,000         213,900
 *Mercator Software, Inc...............................       5,800          13,456
 *Mercury Air Group, Inc...............................       6,000          41,940
 *Meridian Medical Technology, Inc.....................       3,000          44,415
 *Meridian Resource Corp...............................       9,900          72,270
 *MeriStar Hotels & Resorts, Inc.......................      21,800          44,690
 *Merit Medical Systems, Inc...........................      12,800          97,408
 *Merix Corp...........................................       8,550         175,104
 *Mesa Air Group, Inc..................................      10,500         122,220
 *Mesa Labs, Inc.......................................       1,000           5,100
 *Meta Group, Inc......................................       8,000          20,040
 Metals USA, Inc.......................................      70,300         155,363
 *Metatec Corp. Class A................................      11,400          11,970
 *Metrocall, Inc.......................................      35,300           3,071
 *Metromedia International Group, Inc..................     113,500         323,475
 MI Schottenstein Homes, Inc...........................       9,000         352,800
 *Michael Anthony Jewelers, Inc........................       9,600          16,800
 *Michaels Stores, Inc.................................      19,000         706,705
 Micro Component Technology, Inc.......................       1,500           5,085
 *Micro Linear Corp....................................      31,800          76,479
 *Microchip Technology, Inc............................       4,505         103,412
 *Microcide Pharmaceuticals, Inc.......................       6,500          27,333
 *MicroFinancial, Inc..................................       3,000          48,600
 *Micron Electronics, Inc..............................      66,600         116,550
 *Micros to Mainframes, Inc............................       4,000           4,860
 *Microsemi Corp.......................................      10,400         597,532
 *Microtest, Inc.......................................      26,300          97,705
 Middleby Corp.........................................      12,500          75,625
 Midland Co............................................       7,200         256,320
 *Midway Airlines Corp.................................      17,600          60,632
 Midwest Grain Products, Inc...........................       7,300          66,649
 *Mikohn Gaming Corp...................................      10,700          66,019
 Milacron, Inc.........................................      83,500       1,394,450
 Millennium Chemicals, Inc.............................     193,050       3,088,800
 *Millerbuilding Systems Escrow Shares.................       5,400           1,620
 *MIM Corp.............................................      34,700         184,084
 Minnesota Mining & Manufacturing Co...................         741          87,868
 Minntech Corp.........................................      16,600         162,265
 Mississippi Chemical Corp.............................      83,200         284,544
 *Mitcham Industries, Inc..............................      29,300         203,928
 *Modis Professional Services, Inc.....................      64,500         368,295
 *Modtech Holdings, Inc................................      31,700         341,568
 *Monarch Dental Corp..................................       5,600           2,184
 *Monro Muffler Brake, Inc.............................      11,900         157,378
 Mony Group, Inc.......................................       2,262          83,129
 *Moog, Inc. Class A...................................      14,300         521,950
 *Motor Car Parts & Accessories, Inc...................       7,500           9,938

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Movado Group, Inc.....................................      34,000    $    605,370
 *Movie Gallery, Inc...................................      24,300         351,135
 *#Mpower Communications Corp..........................      31,400          55,892
 *MRV Communications, Inc..............................      31,700         307,649
 *MS Carriers, Inc.....................................      24,200         714,868
 *#MTI Technology Corp.................................       5,700          11,258
 MTS Systems Corp......................................      67,660         818,348
 *NABI, Inc............................................      41,800         261,250
 Nacco Industries, Inc. Class A........................      24,400       1,783,640
 *Napco Security Systems, Inc..........................       4,400          21,208
 Nash Finch Co.........................................      37,300         860,698
 *Nashua Corp..........................................      10,700          71,690
 *Nastech Pharmaceutical Co., Inc......................       3,000          23,250
 *Nathans Famous, Inc..................................      15,400          50,820
 National Home Health Care Corp........................       9,030          57,160
 *National Presto Industries, Inc......................      19,200         528,000
 *National Processing, Inc.............................       7,600         185,820
 *National RV Holdings, Inc............................      31,400         335,980
 National Technical Systems, Inc.......................      17,200          36,120
 *National Techteam, Inc...............................      14,300          41,613
 *National Western Life Insurance Co. Class A..........         600          56,355
 *Natrol, Inc..........................................      12,000          24,660
 *Natural Wonders, Inc.................................         900             647
 *Navidec, Inc.........................................      50,300         123,990
 *Navigators Group, Inc................................       8,400         143,640
 *NCI Building Systems, Inc............................      51,200         693,760
 *#NCS Healthcare, Inc.................................       7,700           1,848
 Nelson (Thomas), Inc..................................      31,200         219,960
 *NeoMagic Corp........................................       3,800          12,730
 *Net2Phone, Inc.......................................      14,700         134,432
 *Netmanage, Inc.......................................      44,400          29,970
 *Netro Corp...........................................      55,200         249,228
 *Network Associates, Inc..............................      12,100         175,753
 *Network Peripherals, Inc.............................       3,500          44,905
 *#Netzee, Inc.........................................       1,000           4,350
 *Neurocrine Biosciences, Inc..........................       9,200         334,926
 *New Brunswick Scientific Co., Inc....................       7,222          31,416
 *#New Century Financial Corp..........................      40,200         389,136
 *#New Day Runner, Inc.................................         100              28
 New York Community Bancorp Inc........................      17,316         572,034
 Newmark Homes Corp....................................      21,100         305,739
 Newmil Bancorp, Inc...................................       4,000          45,620
 Newmont Mining Corp...................................       4,436          90,894
 *Newpark Resources, Inc...............................      27,200         350,880
 *NEXIQ Technologies, Inc..............................       2,200           4,895
 *Nexthealth, Inc......................................      10,600          54,749
 *Niagara Corp.........................................      14,900          29,800
 *NMS Communications Corp..............................      26,300         189,229
 *NMT Medical, Inc.....................................       8,200          18,040
 NN, Inc...............................................       2,300          23,288
 *Nobel Learning Communities, Inc......................       4,900          42,679
 *Norstan, Inc.........................................      18,800          47,564
 *Nortek, Inc..........................................      34,700       1,006,300
 North Central Bancshares, Inc.........................       3,500          72,608
 Northeast Pennsylvania Financial Corp.................       4,800          59,760
 *#Northland Cranberries, Inc. Class A.................      36,500          44,165
 *Northrim Bank........................................      11,100         148,962
 Northwest Bancorp, Inc................................       1,600          14,992
 *Northwest Pipe Co....................................      11,800         175,289

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Novamed Eyecare, Inc................................      33,419    $     90,565
 *Novametrix Medical Systems, Inc......................      10,300          52,530
 *NPC International, Inc...............................      38,900         402,615
 *NPS Pharmaceuticals, Inc.............................       1,300          41,288
 *NS Group, Inc........................................      69,100       1,069,668
 *Nu Horizons Electronics Corp.........................      14,017         154,122
 *#NuCo2, Inc..........................................      17,000         228,480
 *Nuevo Energy Co......................................      28,700         576,870
 NUI Corp..............................................       1,195          25,716
 *Numerex Corp. Class A................................      11,700          81,900
 *Nutraceutical International Corp.....................       9,500          28,690
 Nymagic, Inc..........................................       9,400         209,338
 *Oak Technology, Inc..................................      39,800         412,129
 *Oceaneering International, Inc.......................      11,600         272,600
 OceanFirst Financial Corp.............................      20,100         479,787
 *O'Charleys, Inc......................................      13,000         226,915
 *Ocwen Financial Corp.................................     217,600       2,023,680
 *Officemax, Inc.......................................     114,900         407,895
 *Offshore Logistics, Inc..............................      56,200       1,184,977
 Oglebay Norton Co.....................................       9,000         269,010
 Ohio Casualty Corp....................................     198,200       1,725,331
 *Old Dominion Freight Lines, Inc......................       8,500          92,438
 Olin Corp.............................................      22,000         413,820
 *Olympic Steel, Inc...................................       7,500          30,113
 Omnicare, Inc.........................................     176,500       3,699,440
 Omnova Solutions, Inc.................................       2,400          13,080
 *Omtool, Ltd..........................................       9,600           9,072
 *On Command Corp......................................       3,100          18,740
 *One Price Clothing Stores, Inc.......................       8,700           7,569
 *Ontrack Data International, Inc......................      10,800          64,098
 *Onyx Acceptance Corp.................................       8,400          40,110
 *Opti, Inc............................................      38,353         138,646
 *Option Care, Inc.....................................       4,100          67,937
 *Orbital Sciences Corp................................      12,000          47,760
 Oregon Steel Mills, Inc...............................      85,100         613,571
 *Orleans Homebuilders, Inc............................       1,400           4,410
 *Oroamerica, Inc......................................       9,500         127,918
 *OrthAlliance, Inc....................................       3,100           9,641
 *Orthologic Corp......................................     113,800         349,935
 Oshkosh Truck Corp. Class B...........................       1,500          55,973
 *#Oshman's Sporting Goods, Inc........................      11,800         200,010
 OSI Pharmaceutical, Inc...............................      15,600         705,120
 *OSI Systems, Inc.....................................      57,200         230,230
 *Osmonics, Inc........................................      20,100         225,924
 *Osteotech, Inc.......................................      44,800         210,560
 *Outlook Group Corp...................................       9,200          47,150
 *Overland Data........................................       5,700          32,462
 Overseas Shipholding Group, Inc.......................     112,100       3,922,379
 *Owens-Illinois, Inc..................................     471,600       3,329,496
 Oxford Industries, Inc................................      14,100         305,265
 *OYO Geospace Corp....................................         500          12,143
 Pacific Century Financial Corp........................     168,800       4,164,296
 *#Pacificare Health Systems, Inc......................     127,500       2,256,750
 *Packaged Ice, Inc....................................       9,900          19,305
 *Pagasus Systems, Inc.................................       7,000          80,885
 *PAM Transportation Services, Inc.....................       5,200          49,660
 Pamrapo Bancorp, Inc..................................       3,900          94,575
 *Panera Bread Co......................................      13,800         506,667
 Park Electrochemical Corp.............................      18,750         406,313
 *Parker Drilling Co...................................     112,100         715,198
 *Park-Ohio Holdings Corp..............................      15,400          75,768

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Parkvale Financial Corp...............................       2,400    $     57,540
 *Parlex Corp..........................................      32,200         400,085
 *Parlux Fragrances, Inc...............................      13,400          32,026
 Patina Oil & Gas Corp.................................      17,100         516,420
 *Patterson-UTI Energy, Inc............................       8,800         259,072
 *Paxar Corp...........................................      34,800         417,600
 *Paxson Communications Corp...........................      55,000         682,000
 *PCD, Inc.............................................      10,500          51,713
 *P-Com, Inc...........................................      21,800          17,113
 *PC-Tel, Inc..........................................      27,100         270,865
 *Pediatrix Medical Group, Inc.........................      48,100       1,313,611
 Peerless Manufacturing Co.............................       1,200          33,894
 *Peerless Systems Corp................................      27,900          45,338
 *Pegasus Communications Corp. Class A.................      18,500         395,530
 Penford Corp..........................................       7,800          99,099
 *#Penn Traffic Company................................         600           3,495
 *#Penn Treaty American Corp...........................      10,700          44,940
 Penn Virginia Corp....................................      11,000         406,120
 Penn-America Group, Inc...............................       9,500          95,523
 Pennfed Financial Services, Inc.......................      15,300         344,480
 *Pentacon, Inc........................................      23,600          21,240
 Pep Boys - Manny, Moe & Jack..........................     126,200       1,110,560
 *Perceptron, Inc......................................       6,400           9,408
 *Perini Corp..........................................       5,800          50,170
 *Perrigo Co...........................................      34,400         479,364
 *Perry Ellis International, Inc.......................      10,300          86,005
 *Per-Se Technologies, Inc.............................       3,800          22,534
 *Personnel Group of America, Inc......................      70,400         123,904
 *Petrocorp, Inc.......................................       5,800          60,842
 *Petroleum Development Corp...........................      32,700         262,581
 *PetSmart, Inc........................................     281,300       1,506,362
 PFF Bancorp, Inc......................................      29,600         643,652
 *Pharmchem Laboratories, Inc..........................       1,000           3,560
 *Phar-Mor, Inc........................................       7,000           5,460
 *Philadelphia Consolidated Holding Corp...............      11,800         373,411
 Phillips-Van Heusen Corp..............................      54,300         841,650
 *Phoenix Technologies, Ltd............................       4,800          63,144
 *PhotoWorks, Inc......................................      14,300          11,440
 *Piccadilly Cafeterias, Inc...........................      15,600          26,832
 *Pico Holdings, Inc...................................      40,860         539,556
 *Picturetel Corp......................................      55,100         295,336
 Pier 1 Imports, Inc...................................      52,100         612,175
 Pilgrim Pride Corp....................................      86,000       1,032,000
 *#Pillowtex Corp......................................      38,300           4,213
 *Pinnacle Entertainment, Inc..........................      22,700         209,067
 *Pinnacle Systems, Inc................................      35,900         254,890
 *Pioneer Natural Resources Co.........................      84,700       1,787,170
 Pioneer Standard Electronics, Inc.....................      96,800       1,094,324
 Pitt-Des Moines, Inc..................................       9,400         324,300
 Pittston Brink's Group................................      48,852       1,148,022
 *Planar Systems, Inc..................................      13,800         308,361
 *PlanVista Corp.......................................       1,000           8,200
 Pocahontas Bancorp, Inc...............................      11,100          82,029
 Polaroid Corp.........................................     159,900         764,322
 Polymer Group, Inc....................................      64,200         192,600
 Polyone Corp..........................................      48,300         437,598
 *Pomeroy Computer Resource, Inc.......................      11,800         179,950
 Pope & Talbot, Inc....................................      46,500         660,300
 Potlatch Corp.........................................      93,400       3,211,092

                                                            SHARES           VALUE+
                                                            ------           ------
 *Powell Industries, Inc...............................       3,900    $    117,468
 *PPT Vision, Inc......................................       1,300           2,815
 Precision Castparts Corp..............................      74,800       3,348,796
 Presidential Life Corp................................      60,300       1,062,185
 *#Previo, Inc.........................................      19,700          76,338
 *Price Communications Corp............................      44,591         824,042
 *#Pride International, Inc............................      25,600         681,728
 *Prime Hospitality Corp...............................     148,800       1,711,200
 *Prime Medical Services, Inc..........................      15,200          80,864
 Primesource Corp......................................      14,200          57,723
 *Professionals Group, Inc.............................      15,000         406,800
 *Profit Recovery Group International, Inc.............     146,700       1,464,800
 *Programmers Paradise, Inc............................       1,400           4,725
 *Protection One, Inc..................................       9,300          12,555
 *Provant, Inc.........................................      31,600          79,158
 *#Provell, Inc........................................       7,600          30,514
 *PSS World Medical, Inc...............................     190,900         980,272
 *PTEK Holdings, Inc...................................      58,600         148,844
 Pulaski Financial Corp................................       5,100          66,173
 Pulte Corp............................................      82,300       3,324,920
 *Pure Resources, Inc..................................      20,780         509,318
 *Pure World, Inc......................................      16,500          19,305
 Pyramid Breweries, Inc................................      14,200          37,985
 *Qad, Inc.............................................       1,400           4,683
 *QRS Corp.............................................       5,500          62,728
 *Quaker Fabric Corp...................................      62,400         691,392
 *Quality Dining, Inc..................................      13,800          29,325
 *Quality Systems, Inc.................................       5,800          82,389
 Quanex Corp...........................................      44,300         990,105
 *Questron Technology, Inc.............................         500           1,875
 *Quipp, Inc...........................................         900          15,246
 *R & B, Inc...........................................      11,100          38,018
 *Racing Champions Corp................................      23,800          77,945
 Radian Group, Inc.....................................      19,580       1,662,342
 *Radiance Medical Systems, Inc........................      11,100          59,607
 *Railamerica, Inc.....................................      66,600         874,458
 *RailWorks Corp.......................................      33,100         147,626
 *Range Resources Corp.................................      80,600         483,600
 Raven Industries, Inc.................................       8,000         199,960
 *#Ravisent Technologies, Inc..........................      54,200         108,671
 *Raytel Medical Corp..................................       4,600           9,338
 *RCM Technologies, Inc................................      10,500          50,138
 *#RCN Corp............................................      21,400         118,128
 *Recoton Corp.........................................      31,700         582,171
 *#Redhook Ale Brewery, Inc............................       2,900           5,989
 *Reebok International, Ltd............................       2,800          80,752
 Regal Beloit Corp.....................................      19,300         389,860
 *Reliability, Inc.....................................      20,300          73,588
 Reliance Steel and Aluminum Co........................      10,500         287,175
 *Remec, Inc...........................................      71,900         590,299
 *Remington Oil & Gas Corp.............................       4,500          74,250
 *Rent-Way, Inc........................................     179,000       1,270,900
 *#Reptron Electronics, Inc............................      19,500         114,953
 *Republic Bankshares, Inc.............................       8,100         133,043
 *Republic First Bancorp, Inc..........................       1,200           6,780
 *Res-Care, Inc........................................       2,800          13,860
 *ResortQuest International, Inc.......................      38,100         466,344
 Resource America, Inc.................................      65,300         893,304
 Resource Bancshares Mortgage Group, Inc...............      41,700         299,406

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Respironics, Inc.....................................      10,600    $    296,641
 *Rex Stores Corp......................................      21,100         474,750
 Richardson Electronics, Ltd...........................      11,100         138,695
 *Riddell Sports, Inc..................................      10,600          15,370
 Riggs National Corp...................................      22,300         355,797
 *Right Management Consultants, Inc....................      11,100         213,675
 *#Rite Aid Corp.......................................     402,000       3,364,740
 *Riviera Tool Co......................................       2,000           3,360
 RLI Corp..............................................      20,200         833,856
 *RMH Teleservices, Inc................................       3,400          28,560
 *Roadhouse Grill, Inc.................................      19,700          32,899
 Roadway Express, Inc..................................       7,500         196,838
 Roanoke Electric Steel Corp...........................      14,100         218,832
 Robbins & Myers, Inc..................................       5,300         131,705
 *Robotic Vision Systems, Inc..........................     105,100         163,431
 *Rochester Medical Corp...............................       4,400          27,060
 Rock-Tenn Co. Class A.................................      54,300         591,870
 *Rocky Shoes & Boots, Inc.............................       5,300          24,725
 *Rofin-Sinar Technologies, Inc........................      17,200         202,788
 *Rogue Wave Software, Inc.............................       1,000           4,270
 Rouge Industries, Inc. Class A........................      32,800          68,552
 Rowe Furniture Corp...................................      13,000          50,440
 *Royal Appliance Manufacturing Co.....................       2,000           9,900
 RPC, Inc..............................................      20,700         298,080
 RPM, Inc..............................................     288,000       2,378,880
 *RTI International Metals, Inc........................      68,800         992,096
 *Rush Enterprises, Inc................................       8,600          43,473
 Russ Berrie & Co., Inc................................      10,100         270,175
 Russell Corp..........................................      86,100       1,545,495
 *Ryans Family Steak Houses, Inc.......................     103,700       1,283,288
 Ryder System, Inc.....................................     196,500       4,311,210
 Ryerson Tull, Inc.....................................      81,800       1,071,580
 Ryland Group, Inc.....................................      27,000       1,223,100
 *S&K Famous Brands, Inc...............................       4,400          37,048
 *S1 Corporation.......................................      63,000         708,435
 *Safeguard Scientifics, Inc...........................     105,400         641,886
 *Safety Components International, Inc.................         129             651
 *SAGA Systems, Inc. Escrow Shares.....................      12,000               0
 *Sage, Inc............................................      31,000         349,525
 *Saks, Inc............................................      44,400         512,376
 *#Salton/Maxim Housewares, Inc........................       4,300          85,570
 *San Filippo (John B.) & Son, Inc.....................      12,100          62,013
 Sanderson Farms, Inc..................................       8,900         119,883
 *Saucony, Inc. Class A................................       4,600          28,244
 *Saucony, Inc. Class B................................       4,300          26,209
 *Scheid Vineyards, Inc................................      13,600          44,880
 *Schein (Henry), Inc..................................      54,300       2,053,355
 *Schlotzskys, Inc.....................................       6,900          35,604
 Schnitzer Steel Industries, Inc. Class A..............      11,100         155,955
 *Schuff Steel Company.................................         100             615
 Schulman (A.), Inc....................................      96,300       1,226,381
 SCPIE Holdings, Inc...................................       1,800          34,200
 Seaboard Corp.........................................       3,300         636,900
 *Seacor Smit, Inc.....................................      42,150       2,010,555
 *SED International Holdings, Inc......................      18,800          21,244
 *SEEC, Inc............................................      19,800          55,539
 *Segue Software, Inc..................................       6,600          19,965
 *Seitel, Inc..........................................      49,700         869,750
 Selective Insurance Group, Inc........................      82,900       2,072,915
 *Semitool, Inc........................................      23,600         273,524

                                                            SHARES           VALUE+
                                                            ------           ------
 *SEMX Corp............................................      29,800    $    133,355
 Sensormatic Electronics Corp..........................      65,200       1,026,900
 *Sequa Corp. Class A..................................       5,900         295,236
 *SeraCare, Inc........................................      16,700         108,550
 *Service Corp. International..........................     372,900       2,632,674
 *Shaw Group, Inc......................................       5,400         317,412
 *Sheldahl, Inc........................................       5,000           8,750
 *Shoe Carnival, Inc...................................      39,400         468,269
 *Shoe Pavilion, Inc...................................       6,600           7,854
 *Shopko Stores, Inc...................................      39,000         292,500
 *Sierra Health Services, Inc..........................      45,400         274,670
 Sifco Industries, Inc.................................       2,300          12,420
 *Sight Resource Corp..................................       1,000             360
 *Signal Technology Corp...............................       6,700          67,000
 *Silicon Graphics, Inc................................     363,200         766,352
 *Silver Stream Software, Inc..........................      36,100         238,802
 *Silverleaf Resorts, Inc..............................         800             464
 *Simon Transportation Services, Inc...................       7,400          36,445
 *Simon Worldwide, Inc.................................      17,800          47,081
 *Sinclair Broadcast Group, Inc. Class A...............     184,700       1,655,836
 *Sipex Corp...........................................      50,700         553,137
 *Sitel Corp...........................................     113,800         258,326
 *Six Flags, Inc.......................................     196,900       4,430,250
 *Sizzler International, Inc...........................      13,700          18,495
 SJW Corp..............................................       2,500         199,375
 *Skyepharma P.L.C. ADR................................         366           4,392
 Skyline Corp..........................................      19,100         464,130
 SLI, Inc..............................................      79,700         565,870
 *Smart & Final Food, Inc..............................      10,800         118,800
 *SmartDisk Corp.......................................      12,000          31,680
 *SMC Corp.............................................       7,500          27,375
 Smith (A.O.) Corp.....................................      49,100         827,335
 *Sola International, Inc..............................      57,100         807,965
 *Sonic Automotive, Inc................................      94,400       1,255,520
 *SONICblue, Inc.......................................     296,048       1,076,134
 *Sound Advice, Inc....................................         900          12,339
 *#Source Information Management, Inc..................       5,900          37,347
 South Jersey Industries, Inc..........................      20,900         635,360
 *Southern Energy Homes, Inc...........................       2,000           5,090
 *Southwall Technologies, Inc..........................       6,200          16,523
 *Southwestern Energy Co...............................      57,500         882,625
 *Spacehab, Inc........................................      13,300          31,521
 *Spacelabs Medical, Inc...............................      28,500         307,088
 *Spanish Broadcasting System, Inc.....................     246,700       1,592,449
 Spartan Motors, Inc...................................      18,900          64,827
 *Special Metals Corp..................................       8,000          25,400
 *Spectrasite Holdings, Inc............................     340,300       2,492,698
 *Spectrian Corp.......................................      11,200         187,152
 *Spectrum Control, Inc................................      10,000          88,500
 *SpeedFam-IPEC, Inc...................................     235,467       1,072,552
 *Spherion Corporation.................................     184,400       1,336,900
 *Sphinx International, Inc............................       5,400           6,480
 Spiegel, Inc. Class A Non-Voting......................      49,800         379,227
 *Sport-Haley, Inc.....................................       7,000          22,785
 *Sports Authority, Inc................................     106,900         317,493
 *Sports Club Co., Inc.................................       2,000           6,350
 *SportsLine USA, Inc..................................      58,300         161,783
 Springs Industries, Inc. Class A......................      35,100       1,586,520
 *SPS Technologies, Inc................................       8,300         417,490
 *SRF/Surgical Express, Inc............................      10,100         284,820

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *SS&C Technologies, Inc...............................      49,400    $    243,542
 *#SSE Telecom, Inc....................................      12,900           1,032
 St. Francis Capital Corp..............................       7,500         163,013
 St. Mary Land & Exploration Co........................      12,800         284,224
 *Staar Surgical Co....................................     138,700         475,741
 Staff Leasing, Inc....................................      34,300         127,082
 *Standard Management Corp.............................      19,400         108,155
 *Standard Microsystems Corp...........................      19,600         236,670
 Standard Motor Products, Inc. Class A.................      38,600         521,100
 Standard Pacific Corp.................................      60,200       1,110,690
 Standard Register Co..................................      73,100       1,206,150
 *Stanley Furniture, Inc...............................       3,000         100,335
 *#STAR Telecommunications, Inc........................     124,200           2,608
 *StarMedia Network, Inc...............................       5,400          14,823
 State Auto Financial Corp.............................      56,700         863,541
 State Financial Services Corp. Class A................      16,600         206,089
 Staten Island Bancorp, Inc............................      78,300       2,086,695
 Steel Technologies, Inc...............................      13,900          92,088
 *Steinway Musical Instruments, Inc....................       2,500          50,350
 Stepan Co.............................................      10,600         253,340
 Sterling Bancorp......................................       3,080          91,106
 *Sterling Financial Corp..............................      20,130         303,460
 Stewart & Stevenson Services, Inc.....................      45,700       1,330,099
 Stewart Enterprises, Inc..............................     124,100         943,781
 *Stewart Information Services Corp....................      42,900         735,735
 Stifel Financial Corp.................................       7,510          98,006
 *STM Wireless, Inc. Class A...........................       6,600          12,144
 *Stockwalk.com Group, Inc.............................           1               2
 *Stone & Webster, Inc.................................       5,500           7,480
 *Stone Energy Corp....................................       4,252         223,230
 *Stoneridge, Inc......................................      36,900         335,790
 *Stratasys, Inc.......................................       3,800          13,015
 *Strategic Distribution, Inc..........................       3,690          30,535
 *Stratus Properties, Inc..............................      13,650         157,999
 Stride Rite Corp......................................      99,011         801,989
 *Strouds, Inc.........................................       5,000             138
 *Suburban Lodges of America, Inc......................      29,300         221,948
 *Success Bancshares, Inc..............................         500           9,178
 *Successories, Inc....................................       4,300           7,310
 *Summa Industries, Inc................................       4,300          41,065
 *#Sunrise Assisted Living, Inc........................      39,300         935,537
 Superior Surgical Manufacturing Co., Inc..............       2,800          26,040
 *Superior Telecom, Inc................................     143,100         443,610
 *Suprema Specialties, Inc.............................       4,000          44,960
 Susquehanna Bancshares, Inc...........................       4,600          77,096
 *Swift Energy Corp....................................      17,200         576,372
 *Sykes Enterprises, Inc...............................      21,800         167,969
 *Sylvan Learning Systems, Inc.........................     125,000       2,313,125
 *Sylvan, Inc..........................................       6,200          78,492
 *Symmetricom, Inc.....................................      25,800         387,129
 *Symphonix Devices, Inc...............................       2,300           2,898
 *Syms Corp............................................         200           1,350
 Synalloy Corp.........................................      12,200          89,975
 *Synaptic Pharmaceutical Corp.........................      24,100         140,985
 *Synbiotics Corp......................................      20,400           8,160
 Sysco Corp............................................       5,547         164,912
 *Tandy Brand Accessories, Inc.........................       1,000           5,950
 *Tandy Crafts, Inc....................................       9,200             253

                                                            SHARES           VALUE+
                                                            ------           ------
 Tasty Baking Co.......................................       7,000    $    115,710
 *TBA Entertainment Corp...............................       6,500          25,415
 *TBC Corp.............................................      31,200         258,648
 *#TCSI Corp...........................................      25,000          28,125
 *TEAM Mucho, Inc......................................         500           1,675
 *Team, Inc............................................       4,300          13,115
 *Technology Solutions Corp............................      41,300          82,187
 Tecumseh Products Co. Class A.........................      46,200       2,405,403
 Tecumseh Products Co. Class B.........................      10,600         498,730
 *Tegal Corp...........................................      15,600          43,368
 *Telemate.Net Software, Inc...........................       5,300           8,215
 Tenneco Automotive, Inc...............................      12,000          38,040
 *#Terayon Communication Systems, Inc..................      62,300         363,832
 *Terex Corp...........................................      71,500       1,572,285
 *Terra Industries, Inc................................     247,100       1,099,595
 *Tesoro Petroleum Corp................................     101,700       1,581,435
 *Tetra Technologies, Inc..............................      31,700         887,600
 Texas Industries, Inc.................................      69,500       2,276,125
 TF Financial Corp.....................................       1,100          21,351
 *TFC Enterprises, Inc.................................      19,100          33,903
 *Thermo Fibertek, Inc.................................      48,000         187,200
 *Thermo-Electron Corp.................................       8,640         241,142
 *TheStreet.com, Inc...................................      87,200         154,344
 Thomas & Betts Corp...................................     191,400       3,998,346
 Thomas Industries, Inc................................       3,300          89,925
 *Thorn Apple Valley, Inc..............................         700              18
 Three Rivers Bancorp, Inc.............................       9,400         104,810
 *Tier Technologies, Inc. Class B......................      29,300         287,287
 *TII Industries, Inc..................................       6,900           7,797
 Timberland Bancorp, Inc...............................       9,900         153,945
 Timken Co.............................................     198,100       3,506,370
 Titan International, Inc..............................       1,000           5,220
 *#Titanium Metals Corp................................     105,100       1,388,371
 *Todd Shipyards Corp..................................      20,900         163,020
 *Toll Brothers, Inc...................................      44,700       1,459,455
 Toro Co...............................................       3,600         147,240
 *Total Entertainment Restaurant Corp..................       4,700          14,570
 *Tower Air, Inc.......................................       9,700             800
 *Tower Automotive, Inc................................     233,300       2,312,003
 *Tractor Supply Co....................................       6,300          97,461
 *Traffix, Inc.........................................      14,200          46,931
 *Trailer Bridge, Inc..................................      12,300          23,985
 *Trans World Entertainment Corp.......................       2,300          19,113
 *Transact Technologies, Inc...........................       5,500          48,125
 *Transmation, Inc.....................................       7,000          17,220
 *Transmedia Network, Inc..............................      12,100          43,560
 *Transmontaigne Oil Co................................      21,800         125,568
 *Transport Corp. of America...........................       2,000          12,600
 *Transportation Components, Inc.......................      30,400           1,900
 Transtechnology Corp..................................       6,800          60,588
 *Travelocity.com, Inc.................................      12,600         406,161
 *TRC Companies, Inc...................................       7,600         389,500
 Tredegar Industries, Inc..............................       2,400          47,712
 Trenwick Group, Ltd...................................      40,700         925,111
 *Triad Hospitals, Inc.................................      48,073       1,187,403
 *Trico Marine Services, Inc...........................      58,700         760,459
 *Trident Microsystems, Inc............................      39,500         189,008
 *Tridex Corp..........................................       8,500           1,658
 Trinity Industries, Inc...............................     124,800       2,789,280
 *Triple S Plastics, Inc...............................       3,000          20,190

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Tripos, Inc..........................................       5,000    $     60,500
 *Triumph Group........................................      14,300         651,794
 *#Trump Hotels & Casino Resorts, Inc..................      31,300          62,600
 Tucker Anthony Sutro Corp.............................      15,100         330,690
 *Tumbleweed Communications Corp.......................       4,200          16,527
 *#Tut Systems, Inc....................................       3,200           7,376
 Twin Disc, Inc........................................       3,700          62,345
 *Tyler Technologies, Inc..............................       2,000           5,280
 U.S. Aggregates, Inc..................................      12,200          12,322
 *U.S. Home & Garden, Inc..............................       4,000           3,500
 U.S. Industries, Inc..................................     329,400       1,867,698
 *U.S. Vision, Inc.....................................       8,600          30,057
 *Ubics, Inc...........................................       9,200          12,696
 *#Ugly Duckling Corp..................................      30,700         132,931
 *UICI.................................................     141,600       1,203,600
 UIL Holdings Corp.....................................       1,200          56,892
 *Ultimate Electronics, Inc............................       5,100         126,200
 *Ultrak, Inc..........................................      22,200          60,384
 *Ultralife Batteries, Inc.............................      11,900          70,091
 *Ultratech Stepper, Inc...............................      14,600         272,363
 UMB Financial Corp....................................      21,670         815,876
 Unico American Corp...................................       9,400          55,272
 *Unifab International, Inc............................      12,600          57,960
 *Unifi, Inc...........................................      64,100         499,980
 Unifirst Corp.........................................       1,200          22,020
 *Union Acceptance Corp. Class A.......................       7,700          41,349
 Union Planters Corp...................................       3,148         129,068
 *Unit Corp............................................      33,300         719,946
 *United Auto Group, Inc...............................      58,400         818,184
 United Community Financial Corp.......................      94,800         660,756
 United Fire Casualty Co...............................       5,400         179,901
 United Industrial Corp................................      30,800         535,920
 *United Natural Foods, Inc............................      14,200         249,423
 United Parcel Service, Inc............................      23,700       1,408,965
 *United Rentals, Inc..................................     232,000       5,352,240
 *#United Road Services, Inc...........................         600             180
 *United States Energy Corp............................       4,600          27,600
 *Universal American Financial Corp....................       9,200          55,890
 Universal Forest Products, Inc........................      38,100         755,142
 *Universal Stainless & Alloy Products, Inc............      11,800         117,410
 *Uno Restaurant Corp..................................       9,020          84,788
 *Unova, Inc...........................................     105,200         531,260
 *Urocor, Inc..........................................      19,700         314,412
 *Urologix, Inc........................................      14,900         331,451
 *URS Corp.............................................      46,000       1,245,220
 *Ursus Telecom Corp...................................       1,900              95
 *US Liquids, Inc......................................      44,300         202,008
 *US Oncology, Inc.....................................     292,751       2,191,241
 *US Xpress Enterprises, Inc. Class A..................      20,100         154,770
 Usec, Inc.............................................     266,100       2,493,357
 USG Corp..............................................      50,000         418,000
 USX-US Steel Group....................................     176,600       3,447,232
 *V.I. Technologies, Inc...............................       2,400          23,664
 *Vail Resorts, Inc....................................      73,100       1,509,515
 *Value City Department Stores, Inc....................      56,600         580,150
 *Valuevision International, Inc. Class A..............      15,900         325,394
 *Vans, Inc............................................      12,100         297,418
 *Varco International, Inc.............................      10,300         248,127
 *#Vari L Co., Inc.....................................       6,500          13,000
 *Variflex, Inc........................................       4,800          33,120

                                                            SHARES           VALUE+
                                                            ------           ------
 *Venator Group, Inc...................................     186,400    $  2,479,120
 *Verilink Corp........................................      45,200         195,490
 *Veritas DGC, Inc.....................................       2,100          73,521
 *Verticalbuyer Inc....................................       1,212              85
 Vesta Insurance Group, Inc............................      62,100         614,169
 *Vestcom International, Inc...........................      13,000          30,030
 *#VIA NET.WORKS, Inc..................................      37,700          63,148
 *Viant Corp...........................................      15,000          25,275
 *Vicon Industries, Inc................................       9,100          21,931
 Vintage Petroleum, Inc................................      45,800         989,280
 *Visual Networks, Inc.................................       3,400          22,763
 *Volt Information Sciences, Inc.......................      26,000         471,900
 *VTEL Corp............................................      24,700          33,345
 Vulcan International Corp.............................         400          15,450
 *Vysis, Inc...........................................       2,000          38,670
 Wabash National Corp..................................      75,100         867,405
 Wachovia Corp.........................................       7,980         537,453
 *Wackenhut Corp. Class A..............................       9,100         146,055
 *Wackenhut Corp. Class B Non-Voting...................       7,100          90,596
 *Walker Interactive Systems, Inc......................      13,700           9,727
 Wallace Computer Services, Inc........................     104,600       1,792,844
 Walter Industries, Inc................................       7,600          86,640
 #Warnaco Group, Inc...................................      72,900          42,282
 *#Washington Group Intl., Inc.........................     130,300         134,209
 Washington Savings Bank FSB...........................       1,600           6,280
 *Waste Connections, Inc...............................      35,800       1,068,809
 *Waterlink, Inc.......................................         500             115
 Watsco, Inc. Class A..................................      74,400       1,041,600
 Watts Industries, Inc. Class A........................      37,700         599,430
 Wausau-Mosinee Paper Corp.............................     122,700       1,656,450
 Waypoint Financial Corp...............................       6,347          76,132
 *Webb Corp............................................      60,700       2,285,355
 *#Webb Interactive Services, Inc......................       3,900          13,085
 Weider Nutrition International, Inc...................      13,800          33,810
 *Weirton Steel Corp...................................      83,900          87,256
 Wellman, Inc..........................................     174,200       2,964,884
 Werner Enterprises, Inc...............................      99,500       1,975,573
 *West Marine, Inc.....................................      40,100         251,427
 Westaff, Inc..........................................      11,100          30,803
 Westbank Corp.........................................       2,800          23,100
 *Westcoast Hospitality Corp...........................      23,500         150,400
 Westcorp, Inc.........................................      56,340       1,016,374
 *Westell Technologies, Inc............................     260,700         546,167
 Western Ohio Financial Corp...........................         800          14,500
 *Western Water Co.....................................       1,100             798
 *Weston (Roy F.), Inc. Class A........................      16,800          83,580
 *Wet Seal, Inc. Class A...............................      14,100         494,135
 *WFS Financial, Inc...................................      20,400         512,550
 *Wild Oats Markets, Inc...............................      95,100         786,953
 *Williams Clayton Energy, Inc.........................       8,300         161,394
 *Willis Lease Finance Corp............................      15,900         194,060
 *Wilshire Oil Co. of Texas............................      11,000          43,340
 *Wink Communications, Inc.............................      39,400         183,407
 *#Wire One Technologies, Inc..........................      10,800          58,374
 *Wisconsin Central Transportation Corp................     114,100       1,891,208
 *Wiser Oil Co.........................................      21,600         190,080
 Wolohan Lumber Co.....................................         500           5,105
 *Wolverine Tube, Inc..................................      39,200         646,800
 Wolverine World Wide, Inc.............................       6,500         110,500
 Woodward Governor Co..................................      16,800       1,272,432

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Workflow Management, Inc.............................       2,000    $     14,050
 *Workgroup Technology Corp............................       1,075           1,285
 World Fuel Services Corp..............................      28,400         352,160
 *#Worldpages.com, Inc.................................     101,200         275,264
 Worthington Industries, Inc...........................     281,700       3,239,550
 *Wyndham International, Inc...........................     176,200         454,596
 *Xetel Corp...........................................      39,300         113,577
 *XO Communications, Inc...............................      14,300          41,685
 *Xtra Corp............................................      39,800       2,034,576
 Yardville National Bancorp............................       8,600         119,325
 *Yellow Corp..........................................      82,200       1,564,266
 *York Group, Inc......................................      20,300         202,594
 York International Corp...............................      57,000       2,009,250
 *#Zap.com Corp........................................         380             144
 *Zapata Corp..........................................       1,170          25,038
 Zenith National Insurance Corp........................      29,400         795,270
 *Zoltek Companies, Inc................................      31,200         181,272
 *#Zonagen, Inc........................................         200             575
 *Zones, Inc...........................................      31,450          62,900
 *Zoran Corp...........................................      11,500         217,523
 *Zygo Corp............................................       4,100         120,848
 *Zymetx, Inc..........................................       2,600           2,145
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $491,432,449)..................................                 659,828,745
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Forest Oil Corp. Warrants 02/15/04...................         191           2,698

                                                            SHARES           VALUE+
                                                            ------           ------
 *Forest Oil Corp. Warrants 02/15/05...................         191    $      2,497
 *Safety Components International, Inc. Warrants
   04/10/03............................................         554               0
 *Union Acceptance Corp. Rights 06/12/01...............       7,700               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $10,154).......................................                       5,195
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (3.2%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
    Repurchase Agreement, PNC Capital Markets Inc.
      3.87%, 06/01/01 (Collateralized by U.S. Treasury
      Notes 6.50%, 05/31/02, valued at $22,456,725) to
      be repurchased at $22,126,378.
      (Cost $22,124,000)...............................    $ 22,124      22,124,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $513,566,603)++....                $681,957,940
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $514,812,516.

                See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.5%)
 *1-800 CONTACTS, Inc..................................      5,800     $    144,333
 *3-D Systems Corp.....................................      2,300           38,674
 *3DO Co...............................................     14,000           54,110
 *3TEC Energy Corp.....................................      5,800          105,589
 *7-Eleven, Inc........................................      4,700           59,220
 *99 Cents Only Stores.................................     10,500          286,125
 *#A. B. Watley Group, Inc.............................      4,400           45,914
 *A.C. Moore Arts & Crafts, Inc........................      1,900           21,489
 *aaiPharma, Inc.......................................      4,800           84,936
 *AAON, Inc............................................      1,600           36,360
 AAR Corp..............................................     13,400          187,600
 Aaron Rents, Inc. Class A.............................        700           11,305
 *#Aastrom Biosciences, Inc............................        100              147
 *Abaxis, Inc..........................................      9,600           57,600
 ABC Bancorp...........................................        840            9,551
 *ABC Rail Products Corp...............................     11,900           10,710
 Abington Bancorp, Inc.................................        100            1,390
 *Abiomed, Inc.........................................     12,400          307,396
 ABM Industries, Inc...................................     13,100          416,580
 *#Acacia Research Corp................................      3,500           51,205
 *Acceptance Insurance Companies, Inc..................      3,600           18,000
 *Access Worldwide Communications, Inc.................      1,900              959
 *#Acclaim Entertainment, Inc..........................      5,700           22,087
 *Accredo Health, Inc..................................     11,400          379,221
 *#Accrue Software, Inc................................      6,700            5,929
 *Ace Cash Express, Inc................................      5,000           49,750
 *Ace Comm Corp........................................      2,700            4,374
 Aceto Corp............................................      1,100           10,554
 *Ackerley Group, Inc..................................     13,500          157,950
 *Acme Communications, Inc.............................      3,000           19,830
 *Acme United Corp.....................................      1,100            3,850
 *Acorn Products, Inc..................................        200              233
 *#ACT Manufacturing, Inc..............................      7,650          127,372
 *Actel Corp...........................................     12,100          246,235
 *Action Performance Companies, Inc....................      8,200          147,641
 *Activision, Inc......................................     14,500          494,087
 *#Actrade Financial Technologies, Ltd.................      5,400          214,677
 *Actuant Corp.........................................      4,760           69,972
 *Actuate Corp.........................................     17,000          206,635
 *ACTV, Inc............................................     20,700           64,998
 *Acxiom Corp..........................................      3,800           64,486
 Adams Resources & Energy, Inc.........................        800           11,480
 *Adaptec, Inc.........................................     23,700          207,612
 *ADE Corp.............................................      6,300          121,558
 *Adelphia Business Solutions, Inc.....................     15,800           62,173
 *Adept Technology, Inc................................      3,800           35,929
 *Administaff, Inc.....................................     13,600          346,800
 *Adtran, Inc..........................................     12,000          305,520
 *Advance Lighting Technologies, Inc...................     11,100           56,998
 *Advance PCS..........................................      6,200          377,301
 *Advanced Digital Information Corp....................     12,500          227,687
 *Advanced Energy Industries, Inc......................     14,200          464,269
 *Advanced Fibre Communications........................      6,300          116,707
 Advanced Marketing Services, Inc......................      9,675          159,637
                                                            SHARES           VALUE+
                                                            ------           ------
 *Advanced Neuromodulation Systems, Inc................      3,700     $     83,675
 *Advanced Power Technology, Inc.......................      1,800           23,436
 *Advanced Radio Telecom Corp..........................      3,300               25
 *Advanced Tissue Sciences, Inc........................     28,000          112,420
 Advanta Corp. Class A.................................      5,200           68,562
 Advanta Corp. Class B Non-Voting......................      8,600          104,275
 *Advo, Inc............................................      8,100          263,331
 *Aehr Test Systems....................................        700            2,870
 *AEP Industries, Inc..................................        500           29,345
 *Aeroflex, Inc........................................     20,000          238,500
 *Aerosonic Corp.......................................        500            8,400
 *Aerovox, Inc.........................................      1,500              810
 *Aetrium, Inc.........................................      4,700            8,483
 *Affiliated Managers Group, Inc.......................      3,500          196,070
 *Affinity Technology Group, Inc.......................      2,900              181
 *Aftermarket Technology Corp..........................      8,300           52,041
 *AG Services America, Inc.............................      1,300           20,410
 Agco Corp.............................................     30,169          260,962
 AGL Resources, Inc....................................      8,100          190,350
 *AHL Services, Inc....................................      7,700           63,294
 *AHT Corp.............................................      2,700               16
 *Air Methods Corp.....................................      3,800           14,554
 Airborne, Inc.........................................     24,000          261,360
 *Airgas, Inc..........................................     33,100          340,930
 *AirGate PCS, Inc.....................................      3,100          134,168
 *#Airnet Communications Corp..........................      3,200            7,680
 *Airnet Systems, Inc..................................      1,800            9,216
 *Airtran Holdings, Inc................................     38,500          414,260
 *#Akamai Technologies, Inc............................     26,200          270,253
 *Akorn, Inc...........................................      2,700            6,858
 *Aksys, Ltd...........................................      9,100          107,380
 Alabama National Bancorporation.......................      2,200           65,010
 Alamo Group, Inc......................................      1,500           21,375
 *Alaris Medical, Inc..................................      8,900           12,816
 *Alaska Air Group, Inc................................     15,000          430,950
 *Alaska Communications Systems Group, Inc.............      4,500           27,967
 *Albany International Corp. Class A...................     14,800          327,376
 *Albany Molecular Research, Inc.......................      7,000          239,785
 Albemarle Corp........................................      9,800          224,420
 *Alcide Corp..........................................        600           17,835
 Alexander & Baldwin, Inc..............................      9,700          226,252
 *Alexion Pharmaceuticals, Inc.........................      9,700          252,151
 Alfa Corp.............................................     19,500          382,200
 Alico, Inc............................................        700           19,414
 *All American Semiconductor, Inc......................      1,800           12,564
 *#Allegiant Bancorp, Inc..............................      1,600           19,240
 Allen Organ Co. Class B...............................        200            7,325
 *Allen Telecom, Inc...................................     16,800          201,600
 Alliance Bancorp......................................      2,500           67,350
 *Alliance Gaming Corp.................................        600           17,418
 *Alliance Pharmaceuticals Corp........................     14,000           39,270
 *Alliance Semiconductor Corp..........................     20,700          261,855
 *Alliant Techsystems, Inc.............................      3,600          343,296
 *Allied Healthcare Products, Inc......................        800            2,628
 *Allied Research Corp.................................      1,100            9,570

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Allied Riser Communications.........................      7,600     $      6,992
 *Allin Communications Corp............................        900              355
 *Allou Health & Beauty Care, Inc. Class A.............      2,800           10,808
 *Alloy Online, Inc....................................      9,400          108,993
 *Allsctipts Healthcare Solutions, Inc.................      9,700           45,541
 *Alpha Industries, Inc................................     10,400          228,592
 *Alpha Technologies Group, Inc........................      4,080           31,069
 Alpharma, Inc. Class A................................      7,400          189,810
 *Alpine Group, Inc....................................      2,580            4,773
 *#Alterra Healthcare Corp.............................      1,500              525
 *Alyn Corp............................................        700                1
 Ambanc Holding Co., Inc...............................        900           17,662
 Ambassadors, Inc......................................      2,000           49,850
 *AMC Entertainment, Inc...............................     10,700          113,420
 Amcast Industrial Corp................................      3,600           31,680
 Amcol International Corp..............................     14,000           78,400
 Amcore Financial, Inc.................................     15,900          318,477
 *Amerco, Inc..........................................      9,600          176,544
 *America Services Group, Inc..........................        200            4,995
 *America West Holdings Corp. Class B..................     12,100          124,025
 *#American Aircarriers Support, Inc...................      2,200                2
 *American Axle & Manufacturing Holdings, Inc..........      2,300           28,796
 American Bancorporation Ohio..........................      1,000           24,940
 American Bank of Connecticut..........................        500           11,250
 American Biltrite, Inc................................        500            6,950
 *#American Business Financial Services, Inc...........      1,700           23,715
 American Capital Strategies, Ltd......................     15,900          431,605
 *#American Classic Voyages Co.........................      9,500           38,047
 *American Dental Partners, Inc........................      1,900           11,875
 *American Eagle Outfitters, Inc.......................     12,300          451,963
 *American Ecology Corp................................      2,700            6,655
 American Greetings Corp. Class A......................     29,600          371,184
 *American Healthcorp, Inc.............................      2,500           64,950
 American Home Mortgage Holdings, Inc..................      1,600           19,952
 *American Italian Pasta Co............................      9,000          358,650
 *American Management Systems, Inc.....................     14,700          343,318
 *American Medical Security Group, Inc.................      2,500           13,075
 *American Medical Systems Holdings, Inc...............      2,600           43,407
 *American Physicians Services Group, Inc..............        500            1,085
 *American Retirement Corp.............................      5,000           17,800
 *American Science & Engineering, Inc..................        700            4,270
 *#American Skiing Co..................................      5,400            5,670
 *American Software, Inc. Class A......................      1,200            2,178
 American States Water Company.........................      5,400          164,160
 *#American Superconductor Corp........................      9,100          236,190
 *American Technical Ceramics Corp.....................      4,600           46,000
 American Vanguard Corp................................        440            5,535
 *American Wagering, Inc...............................      2,400              840
 *American West Bancorporation.........................      1,650           17,589
 American Woodmark Corp................................      1,800           62,694
 Americana Bancorp, Inc................................        400            5,348
 *Ameripath, Inc.......................................     11,000          280,665
 AmeriServe Financial, Inc.............................      4,200           21,420
 *Amerisource Health Corp..............................      2,500          144,275
                                                            SHARES           VALUE+
                                                            ------           ------
 *Ameristar Casinos, Inc...............................      3,000     $     37,515
 *Ameritrade Holding Corp..............................      4,700           39,832
 Ameron, Inc...........................................      1,000           70,250
 AmerUs Group Co.......................................      6,400          229,760
 *#Ames Department Stores, Inc.........................     11,600           30,276
 Ametek, Inc...........................................     12,600          335,790
 Ampco-Pittsburgh Corp.................................        900            9,450
 *Ampex Corp. Class A..................................     13,200            4,224
 *Amrep Corp...........................................      1,400            6,475
 *Amsurg Corp. Class B.................................        900           20,155
 *Amtran, Inc..........................................      1,500           29,317
 *Amylin Pharmaceuticals, Inc..........................     33,200          374,330
 *Anacomp, Inc.........................................      3,500              124
 *Anadigics, Inc.......................................     14,950          290,553
 Analogic Corp.........................................      3,900          180,355
 Analysts International Corp...........................     11,500           62,847
 *Anaren Microwave, Inc................................     10,100          167,205
 *ANC Rental Corp......................................      2,200           10,901
 Anchor Bancorp Wisconsin, Inc.........................      8,200          119,351
 *Anchor Gaming, Inc...................................      5,700          362,577
 Andersons, Inc........................................        900            7,506
 Andover Bancorp, Inc..................................      1,600           55,696
 *#Andrea Electronics Corp.............................      2,300            3,933
 *#Angeion Corp........................................        500              852
 Angelica Corp.........................................      2,400           26,016
 *#Anicom, Inc.........................................      2,500                2
 *Anika Therapeutics, Inc..............................      2,200            2,893
 *Anixter International, Inc...........................     12,800          382,720
 *Ann Taylor Stores Corp...............................     14,400          491,328
 *Ansoft Corp..........................................      5,900          102,011
 *AnswerThink Consulting Group, Inc....................     10,900           74,556
 *Ansys, Inc...........................................      7,900          125,728
 *Antec Corp...........................................     19,000          222,015
 *Anthony and Sylvan Pools Corp........................        431            3,396
 *Antigenics, Inc......................................        435            8,652
 AON Corp..............................................      1,439           50,365
 *AP Pharma, Inc.......................................     10,100           32,370
 *#APA Optics, Inc.....................................      6,300           60,732
 *APAC Teleservices, Inc...............................     26,300           85,475
 *Aphton Corp..........................................      7,300          154,942
 Apogee Enterprises, Inc...............................      4,100           43,029
 Applebees International, Inc..........................     12,600          501,417
 *Applica, Inc.........................................     12,500          106,125
 *#Applied Digital Solutions, Inc......................     12,000           11,520
 *Applied Extrusion Technologies, Inc..................      3,600           21,150
 *Applied Films Corp...................................      3,000           57,390
 *Applied Graphics Technologies, Inc...................      4,520            7,684
 *Applied Imaging Corp.................................      6,900           14,283
 Applied Industrial Technologies, Inc..................      9,900          179,190
 *Applied Innovation, Inc..............................      5,400           85,644
 *Applied Microsystems Corp............................      1,200            5,166
 Applied Signal Technologies, Inc......................      4,700           19,622
 *#AppliedTheory Corporation...........................     12,500           11,312
 *Applix, Inc..........................................      5,600           14,364
 *Apria Healthcare Group, Inc..........................     14,300          366,080
 Aptargroup, Inc.......................................      8,600          283,456
 *Aradigm Corp.........................................      8,400           55,566
 *Arch Capital Group Ltd...............................      5,000           83,525
 Arch Chemicals, Inc...................................     11,100          240,870
 Arch Coal, Inc........................................     19,100          589,235
 *#Arch Wireless, Inc..................................     16,200            4,301
 Arctic Cat, Inc.......................................      8,600          122,679

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Arden Group, Inc. Class A............................        300     $     13,717
 Area Bancshares Corp..................................      7,350          114,035
 Argonaut Group, Inc...................................     11,000          198,825
 *Argonaut Technologoes, Inc...........................      3,500           18,007
 *Argosy Gaming Corp...................................     14,200          345,486
 *Arguss Holdings, Inc.................................      7,100           34,080
 *#Ariad Pharmaceuticals, Inc..........................      9,500           55,527
 *#Ariel Corp..........................................        900              724
 *ARIS Corp............................................      1,300            2,457
 *Ark Restaurants Corp.................................        300            2,437
 *Arkansas Best Corp...................................     12,000          258,060
 *Arlington Hospitality, Inc...........................      1,000            3,775
 *Armor Holdings, Inc..................................     13,100          165,060
 Arnold Industries, Inc................................     14,800          274,614
 *#Aronex Pharmaceuticals, Inc.........................      7,400            7,992
 *Arqule, Inc..........................................      7,500          126,412
 *Arrhythmia Research Technology, Inc..................        500            1,097
 Arrow Financial Corp..................................      1,500           37,162
 Arrow International, Inc..............................      5,600          210,364
 *Art Technology Group, Inc............................     16,400          140,794
 Artesian Resources Corp. Class A......................        300            7,351
 *Artesyn Technologies, Inc............................     20,300          276,993
 *Arthrocare Corp......................................     13,300          295,326
 *Artisan Components, Inc..............................      8,100           73,386
 *#Artisoft, Inc.......................................      9,400           30,409
 Arvinmeritor, Inc.....................................      6,500          100,750
 ASB Financial Corp....................................        200            1,844
 *Ashworth, Inc........................................      8,000           61,080
 *ASM Lithography Holding N.V..........................      5,144          119,675
 *Aspect Communications Corp...........................     30,700          183,125
 *Aspect Medical Systems, Inc..........................      3,000           38,925
 *Aspen Technology, Inc................................     14,900          352,981
 *Aspeon, Inc..........................................      2,800              602
 Associated Materials, Inc.............................      1,400           26,110
 Astea International, Inc..............................      1,100            1,287
 *Astec Industries, Inc................................      8,300          147,864
 Astro-Med, Inc........................................        800            3,780
 *Astronics Corp.......................................        900           14,512
 *Astronics Corp.......................................         90            1,451
 *#AstroPower, Inc.....................................      7,000          361,235
 *ASV, Inc.............................................      1,100           13,062
 *Asyst Technologies, Inc..............................     16,400          298,562
 *AT & T Corp.- Liberty Media Group....................        135            2,275
 *#At Home Corp........................................      5,000           20,875
 *AtheroGenics, Inc....................................      1,300            6,929
 *Atlantic American Corp...............................      1,900            3,467
 *Atlantic Coast Airlines, Inc.........................     13,000          335,920
 *Atlantic Data Services, Inc..........................      1,000            2,450
 *Atlas Air, Inc.......................................      8,200          205,410
 *ATMI, Inc............................................     15,100          395,695
 Atmos Energy Corp.....................................      9,900          229,680
 *Atrion Corp..........................................        400            8,398
 *Atrix Labs, Inc......................................      7,500          172,687
 *ATS Medical, Inc.....................................     10,900          131,236
 *Atwood Oceanics, Inc.................................      8,300          355,904
 *Audiovox Corp. Class A...............................      8,100           77,638
 *August Technology Corp...............................      3,000           43,020
 *Ault, Inc............................................      2,200           12,287
 *Aurora Biosciences Corp..............................     10,300          275,782
 *Aurora Foods, Inc....................................     32,000          169,600
 *Auspex Systems, Inc..................................     17,000          109,990
 *Authentidate Holding Corp............................      7,000           35,175
                                                            SHARES           VALUE+
                                                            ------           ------
 *#autobytel.com, Inc..................................      4,100     $      5,555
 *Autoimmune, Inc......................................      4,000           13,920
 *Avalon Holding Corp. Class A.........................        500            1,552
 *#Avanex Corp.........................................     15,800          205,479
 *Avanir Pharmaceuticals Class A.......................     13,200           67,188
 *Avant Corp...........................................     17,500          294,087
 *Avant Immunotherapeutics, Inc........................     24,700          118,313
 *Avatar Holdings, Inc.................................      2,100           60,217
 *Avax Technologies, Inc...............................      3,200            2,608
 Avert, Inc............................................      1,100           20,515
 *Avi Biopharma, Inc...................................      4,400           36,894
 *Aviall, Inc..........................................      9,200          101,016
 *#Aviation Sales Co...................................      9,000           17,100
 *Avid Technology, Inc.................................     15,100          214,420
 *AVIDYN, Inc..........................................        200            1,004
 *#Avigen, Inc.........................................      4,700           93,342
 *#Aviron..............................................      6,200          335,296
 Avista Corp...........................................     28,300          623,449
 Avnet, Inc............................................        594           14,636
 *Avocent Corp.........................................     10,590          231,656
 *#Avteam, Inc. Class A................................      2,400               27
 *Aware, Inc...........................................      8,300           76,733
 *AXS-One, Inc.........................................      2,500            1,325
 *Axsys Technologies, Inc..............................      1,900           27,835
 *AXT, Inc.............................................     12,100          327,244
 *Axys Pharmaceuticals, Inc............................     18,500           60,402
 *Aztar Corp...........................................     18,100          255,210
 AZZ, Inc..............................................      2,400           52,080
 B B & T Corp..........................................      4,349          157,216
 *Bacou USA, Inc.......................................      6,200          173,600
 Badger Meter, Inc.....................................        400           11,980
 *Badger Paper Mills, Inc..............................        300              907
 Bairnco Corp..........................................      2,000           13,000
 *Baker (Michael) Corp.................................      1,700           19,635
 *Balanced Care Corp...................................      3,300              808
 Balchem Corp..........................................      1,200           22,200
 Baldor Electric Co....................................     20,300          426,300
 Baldwin & Lyons, Inc. Class A.........................        200            4,827
 Baldwin & Lyons, Inc. Class B.........................      1,100           23,914
 *Baldwin Technology, Inc. Class A.....................      1,500            1,860
 *Ballantyne Omaha, Inc................................      3,100            2,340
 *Bally Total Fitness Holding Corp.....................     14,600          350,400
 *Baltek Corp..........................................        400            3,366
 Bancfirst Ohio Corp...................................        735           15,942
 *Bancinsurance Corp...................................      1,100            5,236
 Bancorp Connecticut, Inc..............................      1,000           18,785
 BancorpSouth, Inc.....................................     22,250          323,960
 Bandag, Inc...........................................      4,500          118,350
 Bandag, Inc. Class A..................................      2,400           53,040
 Bangor Hydro-Electric Co..............................      1,800           47,610
 Bank of Granite Corp..................................      2,500           50,137
 *Bank Plus Corp.......................................      2,200           11,495
 *Bank United Financial Corp. Class A..................      9,000          121,545
 Bank West Financial Corp..............................        600            6,684
 BankAtlantic Bancorp, Inc. Class A....................        150            1,080
 *Bankrate, Inc........................................      1,300            1,319
 Banner Corp...........................................      5,710          115,313
 Banta Corp............................................     13,500          378,000
 Barnes Group, Inc.....................................      5,600          119,000
 Barnwell Industries, Inc..............................        200            4,160
 *Barra, Inc...........................................      5,250          219,004
 Bassett Furniture Industries, Inc.....................      5,900           81,567

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bay State Bancorp, Inc................................        500     $     16,062
 Bay View Capital Corp.................................     14,700          100,695
 *Baycorp Holdings, Ltd................................      4,200           42,420
 *Be Aerospace, Inc....................................     15,300          363,375
 *Beazer Homes USA, Inc................................      5,100          306,000
 *#Bebe Stores, Inc....................................     12,300          330,562
 *BEI Electronics, Inc.................................      1,900            6,175
 BEI Technologies, Inc.................................      8,600          238,822
 *Bel Fuse, Inc. Class A...............................        700           20,125
 *Belco Oil & Gas Corp.................................     16,500          158,400
 Belden, Inc...........................................     14,700          371,616
 *Bell and Howell Co...................................     11,800          323,320
 *Bell Industries, Inc.................................      4,400           11,396
 *Bell Microproducts, Inc..............................      7,050           75,294
 *Benchmark Electronics, Inc...........................     11,400          262,314
 *Benihana, Inc........................................        500            5,950
 *Bentley Pharmaceuticals, Inc.........................      3,600           20,880
 *Benton Oil & Gas Co..................................      9,500           19,475
 Bergen Brunswig Corp. Class A.........................     13,500          278,100
 Berkley (W.R.) Corp...................................      6,700          291,450
 Berry Petroleum Corp. Class A.........................     10,600          148,930
 *Bethlehem Steel Corp.................................     47,800          131,928
 *Beverly Enterprises..................................     45,800          412,200
 BHA Group Holdings, Inc. Class A......................      1,300           19,071
 *Big City Radio, Inc..................................      1,000            2,700
 *Big Dog Holdings, Inc................................      1,200            4,908
 *Big Lots, Inc........................................      4,800           62,304
 *billserv.com, Inc....................................      1,500            3,742
 *BindView Development Corp............................     26,300           68,248
 *Bio Technology General Corp..........................     24,600          292,617
 *Bio Vascular, Inc....................................      4,500           30,600
 *Biocryst Pharmaceuticals, Inc........................      9,000           34,380
 *BioMarin Pharmaceutical, Inc.........................     18,400          213,072
 *#Bionova Holdings Corp...............................      4,100            5,535
 *Bio-Rad Laboratories, Inc. Class A...................        600           25,860
 *BioReliance Corp.....................................        500            6,512
 *Biosite Diagnostics, Inc.............................      8,400          427,770
 *Biosource International, Inc.........................      4,600           30,935
 *Biospecifics Technologies Corp.......................        700            1,942
 *#Biospherics, Inc....................................      5,300           43,354
 *BioTransplant, Inc...................................      3,900           28,470
 *Birmingham Steel Corp................................      1,100            1,320
 *Bitstream, Inc.......................................      3,900           10,978
 *Black Box Corp.......................................      1,900          110,105
 *Black Hawk Gaming & Development, Inc.................        800            8,632
 Black Hills Corp......................................      8,500          466,650
 *Blackrock, Inc.......................................      4,500          163,800
 Blair Corp............................................      2,800           47,460
 Blanch (E.W.) Holdings, Inc...........................      4,100           55,350
 *Blonder Tongue Laboratories, Inc.....................      2,300            6,785
 *Blount International, Inc............................      7,700           25,410
 *Blue Rhino Corp......................................      1,300            7,897
 *Blue Wave Systems, Inc...............................      7,900           50,323
 Blyth, Inc............................................      9,300          228,501
 BMC Industries, Inc...................................     15,900           99,852
 *BNS Co. Class A......................................      1,280            9,536
 Bob Evans Farms, Inc..................................     21,200          363,580
 *Boca Resorts, Inc....................................     20,300          252,735
 *Bogen Communications International, Inc..............      5,100           17,340
 *BOK Financial Corp...................................      1,485           37,942
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Bolder Technologies Corp............................        500     $          3
 *Bolt Technology Corp.................................      1,300            7,215
 *Bone Care International, Inc.........................      5,400          109,080
 *Bon-Ton Stores, Inc..................................      7,200           21,744
 *Books-a-Million, Inc.................................      2,800            7,070
 Borg Warner Automotive, Inc...........................      6,300          285,075
 *Borland Software Corp................................     34,600          332,679
 *Boron, Lepore and Associates, Inc....................      7,000           94,220
 Boston Acoustics, Inc.................................      1,000           11,095
 *Boston Beer Company, Inc. Class A....................      6,300           62,370
 *Boston Biomedical, Inc...............................        100              231
 *Boston Communications Group, Inc.....................      8,400          100,506
 Boston Private Financial Holdings, Inc................      7,800          165,750
 Bostonfed Bancorp, Inc................................        700           14,945
 *Bottomline Technologies, Inc.........................      6,100           42,242
 Bowne & Co., Inc......................................     16,900          196,040
 *Boyd Gaming Corp.....................................     31,100          162,964
 *Boyds Collection, Ltd................................     18,000          166,500
 *Bracknell Corp.......................................      2,040            9,547
 *#Bradlees, Inc.......................................      1,600               22
 *Bradley Pharmaceuticals, Inc. Class A................      2,000            6,420
 Brady (W.H.) Co. Class A..............................     10,500          330,750
 *Braun Consulting, Inc................................     12,100           97,768
 Bridgford Foods Corp..................................      1,000           12,900
 Briggs & Stratton Corp................................      5,200          225,004
 *Brigham Exploration Co...............................      5,900           24,632
 *Bright Horizons Family Solutions, Inc................      2,000           54,600
 *Brightpoint, Inc.....................................     13,400           47,637
 *Brilliant Digital Entertainment, Inc.................      3,900            2,340
 *Brio Technology, Inc.................................     13,000           88,010
 *#Britesmile, Inc.....................................     10,800           93,960
 *Broadbase Software, Inc..............................        300              604
 *Broadvision, Inc.....................................      7,100           44,765
 Brookline Bancorp, Inc................................     13,700          189,882
 *Brooks Automation, Inc...............................     10,300          506,811
 *Brookstone, Inc......................................      4,200           67,893
 *Brooktrout Technology, Inc...........................      6,200           39,587
 *Brown (Tom), Inc.....................................      8,300          234,101
 Brown and Brown, Inc..................................      6,800          278,120
 Brown Shoe Company, Inc...............................      5,100          101,745
 Brush Wellman, Inc....................................      8,200          177,120
 BSB Bancorp, Inc......................................      5,200           98,462
 *BTG, Inc.............................................      4,500           36,225
 *BTU International, Inc...............................      3,100           18,646
 *Buca, Inc............................................      8,500          185,342
 *Buckeye Technology, Inc..............................     15,500          190,650
 *Buckle, Inc..........................................     12,200          239,730
 *#Budget Group, Inc...................................      1,350            4,401
 *Building Materials Holding Corp......................      6,400           85,760
 *Bull Run Corp........................................      2,300            3,013
 Burlington Coat Factory Warehouse Corp................     15,600          305,136
 *Burlington Industries, Inc...........................     10,300           24,617
 Bush Industries, Inc. Class A.........................      1,700           25,585
 *Butler International, Inc............................      4,700           10,316
 Butler Manufacturing Co...............................      1,700           45,815
 *BYL Bancorp..........................................        600            8,019
 C & D Technologies, Inc...............................      8,800          270,160
 *Cable Design Techologies Corp........................     19,700          279,740
 Cabot Oil & Gas Corp. Class A.........................     17,500          539,000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *CacheFlow, Inc.......................................      5,000     $     31,975
 *Caci International, Inc. Class A.....................      6,700          272,154
 *Cadiz, Inc...........................................     17,700          164,079
 Cadmus Communications Corp............................      2,700           30,334
 *Cal Dive International, Inc..........................     12,800          361,920
 Calgon Carbon Corp....................................     19,400          159,080
 *Caliber Learning Network, Inc........................      1,200              372
 *#Calico Commerce, Inc................................      7,400            2,331
 *California Amplifier, Inc............................      3,200           16,100
 *California Coastal Communities, Inc..................      1,700            7,267
 California First National Bancorp.....................      1,300           15,730
 *California Micro Devices Corp........................      4,500           29,137
 California Water Service Group........................      7,300          180,675
 *Callon Petroleum Co..................................      8,000           97,600
 Cal-Maine Foods, Inc..................................      3,300           16,533
 *Calton, Inc..........................................      2,100           10,101
 *CAM Commerce Solutions, Inc..........................      1,400            6,209
 Cambrex Corp..........................................      2,500          133,525
 *#Cambridge Heart, Inc................................      8,500           26,265
 *Cambridge Technology Partners, Inc...................      3,200            9,504
 Camco Financial Corp..................................      1,400           17,171
 *Caminus Corp.........................................      2,500           77,037
 *Candela Laser Corp...................................      5,700           44,602
 *Candlewood Hotel Co., Inc............................      2,300            5,048
 *Cannondale Corp......................................      3,700           14,855
 *#Cantel Industries, Inc. Class B.....................        800           19,404
 *Canterbury Information Technology, Inc...............      3,700            5,716
 *Capital Corp. of the West............................        945           14,383
 *Capital Crossing Bank................................      1,500           24,517
 *Capital Pacific Holdings, Inc........................      2,800           11,536
 Capital Properties, Inc. RI...........................        500            4,575
 *Capital Senior Living Corp...........................      3,900            7,371
 Capitol Bancorp, Ltd..................................      1,700           23,375
 Capitol Federal Financial.............................      1,300           23,335
 Capitol Transamerica Corp.............................      1,000           14,710
 *Captaris, Inc........................................     13,800           34,776
 Caraustar Industries, Inc.............................     13,100          134,406
 *Carbide/Graphite Group, Inc..........................        400              488
 Carbo Ceramics, Inc...................................      3,700          133,015
 *Cardiac Pathways Corp................................        300              985
 *Cardiac Sciences, Inc................................      5,900           17,110
 *CardioDynamics International Corp....................     10,900           58,206
 *Cardiotech International, Inc........................      1,700            2,278
 *Career Education Corp................................      9,300          469,045
 Carlisle Companies, Inc...............................      6,300          247,590
 Carpenter Technology Corp.............................     11,000          324,500
 *Carreker-Antinori, Inc...............................     10,600          107,961
 *Carriage Services, Inc. Class A......................        300            1,647
 *Carrier Access Corp..................................      4,900           37,240
 *Carrizo Oil & Gas, Inc...............................      7,200           48,348
 Carter-Wallace, Inc...................................      8,200          157,030
 Cascade Corp..........................................      3,400           36,380
 Cascade Natural Gas Corp..............................      6,600          125,400
 *Casella Waste Systems, Inc. Class A..................     11,300          106,559
 Casey's General Stores, Inc...........................     26,700          287,158
 Cash America International, Inc.......................     12,900           92,880
 *Casino Data Systems..................................      9,300           84,862
 Castle (A.M.) & Co....................................        400            5,140
 Castle Energy Corp....................................      1,400            8,785
 Casual Male Corp......................................      5,600              280
 *Catalyst International, Inc..........................      4,100           18,204
                                                            SHARES           VALUE+
                                                            ------           ------
 *Catalytica Energy Systems, Inc.......................      1,919     $     36,835
 *Catapult Communications Corp.........................      7,700          246,438
 Cathay Bancorp, Inc...................................        600           31,785
 Cato Corp. Class A....................................     11,700          226,044
 Cavalier Homes, Inc...................................      3,600           10,980
 *CB Richard Ellis Services, Inc.......................      6,100           94,245
 *C-bridge Internet Solutions, Inc.....................      1,400            2,569
 CBRL Group, Inc.......................................     13,500          229,027
 CCBT Financial Companies, Inc.........................      2,200           63,800
 *CCC Information Services Group, Inc..................     11,100           83,805
 *C-COR Electronics, Inc...............................     14,700          140,091
 *CD&L, Inc............................................      1,500              780
 *CDI Corp.............................................     10,900          182,030
 *Celadon Group, Inc...................................      3,900           19,363
 *#Celeris Corporation.................................        500              277
 *Celeritek, Inc.......................................      4,600           59,915
 *Celgene Corp.........................................      1,600           45,384
 *Cell Genesys, Inc....................................     20,400          346,902
 *Cell Therapeutics, Inc...............................     13,000          390,195
 *Cellegy Pharmaceuticals, Inc.........................      6,900           44,539
 *#Cellstar Corp.......................................      4,400            9,174
 *Cellular Technical Services..........................      1,100            3,652
 Cenit Bancorp, Inc....................................        700           19,425
 *Centennial Bancorp...................................     15,029          134,960
 *Centennial Cellular Corp.............................      9,700          126,488
 *#CenterSpan Communication Corp.......................      4,400           66,462
 Centex Construction Products, Inc.....................      9,200          260,544
 Central Bancorp, Inc..................................        300            5,742
 *Central European Distribution Corp...................        500            2,437
 *Central Garden & Pet Co..............................        600            4,179
 Central Parking Corp..................................     17,100          310,365
 Central Vermont Public Service Corp...................      5,300           97,838
 Centura Banks, Inc....................................      2,250          120,150
 Century Aluminum Co...................................     10,200          201,450
 *Century Business Services, Inc.......................     17,700           61,950
 Century South Banks, Inc..............................      4,100          137,370
 *Cephalon, Inc........................................      2,572          155,799
 *Ceradyne, Inc........................................      4,100           37,207
 *Ceres Group, Inc.....................................      4,100           20,951
 *Cerus Corp...........................................      4,100          257,316
 CFS Bancorp, Inc......................................      8,800          117,700
 CH Energy Group, Inc..................................     10,000          435,000
 *Champion Enterprises, Inc............................      8,800           93,456
 *Championship Auto Racing Teams, Inc..................      2,600           38,428
 *Champps Entertainment, Inc...........................      7,000           58,835
 *Charles River Associates, Inc........................      4,100           56,887
 *Charming Shoppes, Inc................................     50,600          304,359
 *Chart House Enterprises, Inc.........................      3,300            8,580
 *Chart Industries, Inc................................     13,400           54,270
 Chase Corp............................................        600            6,990
 *Chase Industries, Inc................................        600            5,520
 *Chattem, Inc.........................................      4,600           45,356
 *Chaus (Bernard), Inc.................................      2,400            1,080
 *Cheap Tickets, Inc...................................     12,100          149,495
 *Check Technology Corp................................        600            1,845
 *Checkers Drive-In Restaurant, Inc....................      4,700           26,437
 *Checkpoint System, Inc...............................     17,600          240,416
 *Cheesecake Factory, Inc..............................      7,500          260,737
 Chemed Corp...........................................      5,400          189,540
 Chemfirst, Inc........................................      4,600          119,140
 Chemical Financial Corp...............................      2,498           61,701

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cherokee, Inc........................................      2,100     $     17,115
 Chesapeake Corp.......................................      7,600          169,480
 *Chesapeake Energy Corp...............................     22,100          182,325
 Chesapeake Utilities Corp.............................      3,000           57,300
 *#Chicos Fas, Inc.....................................     15,750          523,845
 *Children's Comprehensive Services, Inc...............        450            1,924
 *#Children's Place Retail Stores, Inc.................     12,900          367,005
 *Childtime Learning Centers, Inc......................        700            4,809
 *#Chiquita Brands International, Inc..................      5,700            9,690
 Chittenden Corp.......................................      9,221          285,851
 *Choice Hotels International, Inc.....................     26,000          356,200
 *Choicepoint, Inc.....................................      3,937          151,574
 *Cholestech Corp......................................      7,200           49,572
 *#Chordiant Software, Inc.............................        200              635
 *Christopher & Banks Corp.............................      7,837          302,156
 *ChromaVision Medical Systems, Inc....................      9,500           51,727
 *Chronimed, Inc.......................................      7,300           56,429
 Church & Dwight Co., Inc..............................     12,200          310,490
 Churchill Downs, Inc..................................      6,500          198,347
 *#Chyron Corp.........................................      3,300            1,749
 *Ciber, Inc...........................................     13,900           92,435
 CICOR International, Inc..............................      1,250           29,350
 *CIDCO, Inc...........................................        100               38
 *Cima Laboratories, Inc...............................      5,700          419,434
 *Ciprico, Inc.........................................      1,200            8,454
 *Circuit City Stores, Inc. (Carmax Group).............     12,800          190,208
 *Circuit Systems, Inc.................................        400                7
 *Cirrus Logic, Inc....................................      2,900           57,434
 *Citadel Communications Corp..........................     18,500          471,472
 *Citadel Holding Corp. Class A........................        560              840
 *Citation Holding Corp. Class B.......................        140              245
 Citizens Banking Corp.................................     11,200          277,816
 *Citizens, Inc. Class A...............................     11,353           86,283
 City Holding Co.......................................      3,800           36,993
 City National Corp....................................        153            6,522
 *Civic Bancorp........................................        945           14,000
 Claire's Stores, Inc..................................     11,500          207,115
 Clarcor, Inc..........................................     14,500          353,800
 *Clare, Inc...........................................      4,500           12,510
 *Clarent Corp.........................................      9,601           91,594
 *Clark/Bardes Holdings, Inc...........................      1,700           34,212
 *#Clarus Corporation..................................      7,700           39,462
 *Classic Communications, Inc. Class A.................      3,300            1,584
 *Clean Harbors, Inc...................................      2,500            6,650
 Cleco Corporation.....................................     10,800          251,100
 Cleveland Cliffs, Inc.................................      3,100           62,930
 *#click2learn.com, Inc................................      8,400           13,860
 *ClickAction, Inc.....................................      6,200           12,307
 *Closure Medical Corp.................................      6,000          151,650
 CNA Surety Corp.......................................     21,300          300,543
 *Cnbt Bancshares, Inc., Escrow Share..................        900              180
 *CNET Networks, Inc...................................      3,800           41,819
 *CNS, Inc.............................................      7,200           37,980
 Coachmen Industries, Inc..............................      8,600           85,828
 *Coast Dental Services, Inc...........................        700              521
 Coastal Bancorp, Inc..................................      1,600           50,952
 Coastcast Corp........................................      2,800           21,504
 Cobalt Corp...........................................      5,100           29,835
 *Cobalt Group, Inc....................................     10,000           19,950
 CoBiz, Inc............................................      1,100           21,648
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cobra Electronic Corp................................      3,100     $     24,164
 *Coeur d'Alene Mines Corp.............................      7,100            8,591
 *Cognex Corp..........................................      4,700          140,647
 *Cognizant Technology Solutions Corp..................      2,900          118,349
 *Coherent, Inc........................................      5,500          195,277
 Cohu, Inc.............................................     10,100          212,857
 *Coinstar, Inc........................................     12,200          219,295
 *Coldwater Creek, Inc.................................      5,200          121,056
 *Cole (Kenneth) Productions, Inc. Class A.............      6,050          182,710
 *Cole National Corp. Class A..........................      3,000           42,750
 *Collagenex Pharmaceuticals, Inc......................      3,900           32,935
 *Collateral Therapeutics, Inc.........................      3,900           25,584
 *Collins & Aikman Corp................................     24,800          104,160
 *Colorado Medtech, Inc................................      2,900           12,368
 *Columbia Banking System, Inc.........................      6,490           90,081
 *Columbia Laboratories, Inc...........................     13,700           79,460
 *Columbia Sportswear Co...............................      6,300          441,976
 Columbus McKinnon Corp................................      2,800           22,274
 *Com21, Inc...........................................        800            2,084
 *Comarco, Inc.........................................      1,950           30,225
 Comdicso, Inc.........................................     10,000           21,600
 *Comfort Systems USA, Inc.............................      9,500           34,390
 Commerce Group, Inc...................................      8,100          258,795
 Commercial Bancshares, Inc............................        500           10,362
 Commercial Bank of New York...........................      1,300           41,587
 Commercial Federal Corp...............................      9,800          223,244
 Commercial Metals Co..................................      7,800          198,510
 Commercial National Financial Corp....................        400            7,330
 Commonwealth Bancorp, Inc.............................      2,300           45,896
 Commonwealth Industries, Inc..........................      6,600           33,627
 *Commscope, Inc.......................................      6,700          158,187
 Communications Systems, Inc...........................      4,000           31,700
 Community Bank System, Inc............................      1,400           39,858
 *Community Financial Corp.............................        400            5,798
 Community Financial Group, Inc........................        700            9,719
 Community First Bankshares, Inc.......................      8,400          183,414
 Community First Brokerage Co..........................        400           10,200
 Community Savings Bankshares, Inc.....................      2,000           28,390
 Community Trust Bancorp, Inc..........................      2,710           62,750
 *Competitive Technologies, Inc........................        600            4,350
 *Complete Business Solutions, Inc.....................     15,700          202,608
 *Compucom Systems, Inc................................      5,900           17,080
 *#CompuCredit Corp....................................     11,200          135,464
 *Compudyne Corp.......................................        600            5,400
 *Computer Access Technology Corp......................      4,200           23,751
 *Computer Horizons Corp...............................     15,900           43,009
 *#Computer Learning Centers, Inc......................      1,100                8
 *Computer Motion, Inc.................................      4,600           19,780
 *Computer Network Technology Corp.....................     12,100          107,629
 *Computer Task Group, Inc.............................     12,500           71,875
 *Comshare, Inc........................................      4,900           17,052
 *Comstock Resources, Inc..............................     16,800          195,888
 *Comtech Telecommunications Corp......................      4,400           60,082
 *Conceptus, Inc.......................................      7,000           98,875
 *Concero, Inc.........................................      3,000            3,540
 *Concord Camera Corp..................................      8,200           66,871
 *Concord Communications, Inc..........................      9,900           68,359
 *Concur Technologies, Inc.............................      3,000            3,285
 *Concurrent Computer Corp.............................     18,600          113,925
 *Cone Mills Corp......................................     11,500           15,985

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Congoleum Corp. Class A..............................      1,100     $      2,970
 *Conmed Corp..........................................      7,700          165,280
 Connecticut Water Services, Inc.......................      1,200           46,266
 *Connitics Corp.......................................     10,700           73,134
 *Conrad Industries, Inc...............................      1,000            8,060
 *Consolidated Freightways Corp........................     10,700           90,682
 *Consolidated Graphics, Inc...........................      6,900          112,677
 Consolidated Tokoma Land Co...........................      1,600           23,280
 *#Constellation 3D, Inc...............................     10,500           63,892
 *Convera Corp.........................................      2,400           10,476
 *#Cooker Restaurant Corp..............................        500              230
 Cooper Companies, Inc.................................      8,700          397,590
 Cooper Tire & Rubber Co...............................     27,100          356,365
 *CoorsTek, Inc........................................      1,775           63,580
 *Copart, Inc..........................................     11,000          264,055
 *Copper Mountain Networks, Inc........................     20,900           78,270
 *#Copytele, Inc.......................................      5,400            5,022
 *Core Materials Corp..................................      1,900            2,185
 *Corillian Corp.......................................      3,100           15,732
 *Corixa Corp..........................................      9,815          166,806
 Corn Products International, Inc......................      8,100          232,065
 *Cornell Corrections, Inc.............................      5,500           66,440
 *Corporate Executive Board Co.........................      8,200          276,791
 *Correctional Services Corp...........................      5,700           14,164
 Corus Bankshares, Inc.................................      7,100          346,657
 *Corvas International, Inc............................      7,300           62,816
 *Corvel Corp..........................................      4,600          166,980
 *Cost Plus, Inc.......................................      9,450          265,498
 *CoStar Group, Inc....................................      7,700          192,846
 *Cotelligent Group, Inc...............................        700              553
 Cotton States Life Insurance Co.......................      1,300           15,106
 Courier Corp..........................................        400           15,750
 *Covance, Inc.........................................     26,000          477,620
 *Covanta Energy Corp..................................     20,800          452,816
 *Covenant Transport, Inc. Class A.....................      5,000           86,525
 *Coventry Health Care, Inc............................     11,800          199,420
 Covest Bancshares, Inc................................        400            5,898
 CPAC, Inc.............................................      1,500            9,300
 CPB, Inc..............................................      1,800           48,996
 *#C-Phone Corp........................................      2,200              115
 CPI Corp..............................................      2,400           47,280
 Craftmade International, Inc..........................      1,300           10,270
 Crawford & Co. Class A................................      5,800           54,230
 Crawford & Co. Class B................................      2,600           27,300
 *#Cray, Inc...........................................      1,500            3,330
 *Credence Systems Corp................................     12,600          269,451
 *Credit Acceptance Corp...............................     21,300          151,017
 *Cree Research, Inc...................................      4,600          131,974
 *Crescent Operating, Inc..............................      1,100              995
 *Crestline Capital Corp...............................      8,100          235,710
 Crompton Corp.........................................     23,200          251,256
 *Cross (A.T.) Co. Class A.............................      4,400           31,460
 Cross Timbers Oil Co..................................      8,400          247,800
 *Crossman Communities, Inc............................      5,200          163,514
 Crown Cork & Seal Co., Inc............................     49,800          254,976
 *Crown Group, Inc.....................................      2,700           10,057
 *Crown-Andersen, Inc..................................        300            2,127
 *Crusader Holding Corp................................      1,000            9,470
 *Cryolife, Inc........................................      8,400          272,160
 *CSP, Inc.............................................      1,400            5,383
 CT Communications, Inc................................      3,500           50,890
 *CTB International Corp...............................      2,400           21,180
                                                            SHARES           VALUE+
                                                            ------           ------
 *CTC Communications Group, Inc........................     10,100     $     54,035
 CTS Corp..............................................      6,700          150,750
 Cubic Corp............................................      5,300          155,025
 *Cubist Pharmaceuticals, Inc..........................     16,300          454,688
 *Cumulus Media, Inc. Class A..........................      4,300           51,492
 *CUNO, Inc............................................      9,800          277,193
 *CuraGen Corp.........................................      1,200           44,958
 *Curative Health Services, Inc........................      3,800           26,448
 *Curis, Inc...........................................        450            2,392
 Curtiss-Wright Corp...................................      2,000           95,800
 *Cuseeme Networks, Inc................................      5,500            9,487
 *#Cutter & Buck, Inc..................................      5,200           34,346
 *CV Therapeutics, Inc.................................     11,700          550,192
 CVB Financial Corp....................................      5,390           91,630
 *#Cyber-Care, Inc.....................................     12,000           26,940
 *#Cyberian Outpost, Inc...............................      3,500            2,047
 *Cyberonics, Inc......................................      8,500          123,887
 *Cyberoptics Corp.....................................      3,550           42,263
 *#Cybersource Corp....................................      4,700            8,013
 *Cybex International, Inc.............................      2,200            3,751
 *Cygnus, Inc..........................................      4,900           44,247
 *Cymer, Inc...........................................     14,800          425,722
 *Cysive, Inc..........................................      7,000           22,890
 *Cytogen Corp.........................................     34,400          162,540
 *Cytyc Corp...........................................      8,600          187,523
 D & K Healthcare Resources, Inc.......................      2,100           58,002
 *D A Consulting Group, Inc............................      1,300            1,963
 *Daisytek International Corp..........................      8,100          113,440
 *Daktronics, Inc......................................      4,400          132,396
 *Dal-Tile International, Inc..........................     21,200          339,200
 *Dan River, Inc. Class A..............................     11,300           33,900
 *Danielson Holding Corp...............................      1,000            4,700
 Data Broadcasting Corp................................     45,600          382,584
 *Data Critical Corp...................................      2,500            4,587
 *#Data Race, Inc......................................      2,500              362
 *Data Return Corp.....................................      2,500            7,037
 *#Data Systems & Software, Inc........................      3,700           23,772
 *Datalink Corp........................................      3,900           33,871
 *Dataram Corp.........................................      4,150           47,372
 Datascope Corp........................................      8,900          356,534
 *Datastream Systems, Inc..............................     10,200           82,365
 *Datatec Systems, Inc.................................      9,800            9,604
 *DataTRAK International, Inc..........................        600            1,368
 *Datawatch Corp.......................................      1,200              732
 *Datron Systems, Inc..................................        500            6,425
 *Datum, Inc...........................................      3,000           50,055
 *Dave and Busters, Inc................................      7,700           66,297
 *DaVita, Inc..........................................     22,400          423,360
 *Davox Corp...........................................      6,700           61,338
 *Daw Technologies, Inc................................      2,500            1,862
 *Dawson Geophysical Co................................      1,100           12,210
 *Daxor Corp...........................................        500            8,475
 Deb Shops, Inc........................................      4,000           82,780
 *Deckers Outdoor Corp.................................      1,800            7,137
 *Del Global Technologies Corp.........................      2,000            4,250
 *Del Monte Foods Co...................................      9,000           72,180
 Delphi Financial Group, Inc. Class A..................      8,500          302,600
 Delta and Pine Land Co................................      9,200          223,928
 Delta Apparel, Inc....................................        470            7,637
 Delta Natural Gas Co., Inc............................        300            6,115
 *Delta Woodside Industries, Inc.......................      4,700            4,700
 *Deltek Systems, Inc..................................      7,900           37,327

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Deltic Timber Corp....................................      7,200     $    184,320
 *Denali, Inc..........................................      1,100               93
 *Denbury Resources, Inc...............................     20,700          223,560
 *Dendreon Corp........................................      3,900           51,772
 *Dendrite International, Inc..........................     21,750          217,826
 *Dense-Pac Microsystems, Inc..........................      9,400           16,027
 *Department 56, Inc...................................      6,700           54,605
 *DepoMed, Inc.........................................      2,500           10,575
 *Devcon International Corp............................        600            4,185
 *Diacrin, Inc.........................................      3,300            7,128
 Diagnostic Products Corp..............................      4,900          380,828
 *Dial Corp............................................      1,000           13,850
 *#Diametrics Medical, Inc.............................     13,300           36,575
 *DiamondCluster International, Inc....................     12,400          174,902
 *Dianon Systems, Inc..................................      3,600          132,858
 *Diedrich Coffee, Inc.................................        625            2,269
 *Digene Corp..........................................      8,300          227,876
 *Digi International, Inc..............................      7,600           68,058
 *Digital Generation Systems, Inc......................     16,800           64,932
 *#Digital Island, Inc.................................     40,100          134,936
 *#Digital Lightwave, Inc..............................      7,800          363,363
 *Digital River, Inc...................................     11,400           58,254
 Dime Community Bancorp, Inc...........................      5,800          166,373
 Dimon, Inc............................................     26,700          297,705
 *Diodes, Inc..........................................      4,600           48,668
 *Dionex Corp..........................................      9,900          295,168
 *Discount Auto Parts, Inc.............................     10,000          131,500
 *Discovery Partners International.....................      4,900           27,097
 *Dispatch Management Services Corp....................      1,200               15
 *Ditech Communications Corp...........................      8,000           64,360
 *Diversified Corporate Resources, Inc.................        400              870
 *Dixie Group, Inc.....................................      4,200           21,672
 *Dixon Ticonderoga Co.................................        600            2,400
 *DMC Stratex Networks, Inc............................     13,700           77,473
 *#Docent, Inc.........................................      7,000           54,530
 *DocuCorp International, Inc..........................      4,100           14,801
 *Documentum, Inc......................................     10,800          151,038
 Dole Food Co., Inc....................................     15,400          238,392
 *Dollar Thrifty Automotive Group, Inc.................     12,100          286,770
 *Dominion Homes, Inc..................................        900            9,405
 Donaldson Co., Inc....................................      4,400          127,908
 Donegal Group, Inc. Class A...........................        666            9,074
 Donegal Group, Inc. Class B...........................        333            4,104
 *Donna Karan International, Inc.......................     11,100          117,882
 Donnelly Corp. Class A................................      1,100           15,510
 *#Dot Hill Systems Corp...............................     12,100           25,652
 Dover Downs Entertainment, Inc........................      7,000           98,000
 Downey Financial Corp.................................      6,800          293,556
 DQE, Inc..............................................      8,100          193,509
 *Dress Barn, Inc......................................     11,000          276,375
 *Drew Industries, Inc.................................      2,100           14,227
 *Drexler Technology Corp..............................      5,900           86,553
 Dreyer's Grand Ice Cream, Inc.........................      9,000          260,550
 *Dril-Quip, Inc.......................................      5,600          176,400
 *DRS Technologies, Inc................................      6,200          134,540
 *Dryclean USA, Inc....................................      1,400            1,057
 *DSET Corp............................................      5,800            5,365
 *DSP Group, Inc.......................................     13,400          241,937
 *DT Industries, Inc...................................      2,300           10,706
 *#Duane Reade, Inc....................................     10,900          406,570
 *Duck Head Apparel Co., Inc...........................        240              672
 *Duckwall-Alco Stores, Inc............................      1,000            7,125
                                                            SHARES           VALUE+
                                                            ------           ------
 *Ducommun, Inc........................................      3,400     $     46,580
 *DuPont Photomasks, Inc...............................      4,100          196,041
 *Dura Automotive Systems, Inc.........................      8,400          105,000
 *#Duramed Pharmaceuticals, Inc........................     13,100          154,580
 *Duratek, Inc.........................................      7,700           36,536
 *DUSA Pharmaceuticals, Inc............................      6,800           80,648
 *DVI, Inc.............................................      6,400           95,040
 *Dwyer Group, Inc.....................................      1,800            4,509
 *Dycom Industries, Inc................................     18,000          291,600
 *Dynamex, Inc.........................................      4,600            9,660
 *Dynamic Healthcare Technologies, Inc.................      1,900              988
 *Dynamics Research Corp...............................      1,500           13,267
 *#E Com Ventures, Inc.................................      1,100            1,116
 *#e.spire Communications, Inc.........................      2,500              287
 Eagle Bancshares, Inc.................................        200            3,104
 *Eagle Point Software Corp............................        600            3,162
 *EarthCare Co.........................................      1,600            1,576
 Earthgrains Co........................................     13,400          347,730
 *EarthLink, Inc.......................................     10,000          131,750
 *#EarthShell Corp.....................................     21,000           68,145
 *#EarthWeb, Inc.......................................      4,700           14,452
 East West Bancorp, Inc................................     11,400          271,719
 Eastern Co............................................        550            8,112
 *Eateries, Inc........................................        200              654
 *eBenX, Inc...........................................      2,200            7,535
 *eBT International, Inc...............................      7,600           20,026
 ECC International Corp................................      2,100            7,245
 *#Echelon Corp........................................     19,000          401,660
 *Eclipse Surgical Technologies, Inc...................      5,900           16,018
 *Eclipsys Corp........................................      2,000           43,400
 *Ecogen, Inc..........................................      2,100              315
 *eCollege.com.........................................      3,200            9,808
 Ecology & Environment, Inc. Class A...................        400            3,520
 *Ecometry Corp........................................      6,200           10,385
 Edelbrock Corp........................................        800            7,960
 *EDGAR Online, Inc....................................      3,700           12,265
 *Edge Petroleum Corp..................................      4,600           34,523
 *Edgewater Technology, Inc............................      7,267           39,532
 Edo Corp..............................................      1,700           33,575
 *Education Management Corp............................      8,600          285,391
 EFC Bancorp, Inc......................................        900           10,080
 *EFTC Corp............................................      8,500           23,587
 *#eGain Communications Corp...........................      5,800           14,761
 *#Egghead.com, Inc....................................     10,500            8,557
 *EGL, Inc.............................................     12,700          253,428
 *eGlobe, Inc..........................................        382               38
 *El Paso Electric Co..................................     27,300          433,797
 *Elantec Semiconductor, Inc...........................     10,100          322,543
 *Elastic Networks, Inc................................      1,100            2,128
 *Elcom International, Inc.............................      7,600           16,302
 Elcor Corp............................................      9,700          165,385
 *Elder-Beerman Stores Corp............................      3,100           10,121
 *Electric Fuel Corp...................................     10,100           33,683
 *#Electric Lightwave, Inc.............................      4,300            6,643
 *Electro Rent Corp....................................     12,200          195,444
 *Electro Scientific Industries, Inc...................      9,300          341,821
 *Electroglas, Inc.....................................     10,400          166,556
 *Electronics Boutique Holdings Corp...................     11,100          325,507
 *Elite Information Group, Inc.........................      1,800            9,072
 *Elizabeth Arden, Inc.................................      7,800          187,629
 *Eloyalty Corp........................................     21,900           45,223

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *ELXSI Corp...........................................        700     $      6,114
 *Embrex, Inc..........................................      3,600           54,000
 EMC Insurance Group, Inc..............................      1,100           13,915
 *Emcor Group, Inc.....................................      5,200          230,100
 *EMCORE Corp..........................................      8,200          266,869
 *#Emeritus Corp.......................................      1,600            2,880
 *Emisphere Technologies, Inc..........................      8,800          173,580
 *Emmis Broadcasting Corp. Class A.....................      3,700          114,663
 Empire District Electric Co...........................      7,900          156,025
 Empire Federal Bancorp, Inc...........................        300            4,308
 *EMS Technologies, Inc................................      4,400           69,080
 *En Pointe Technologies, Inc..........................      3,300            7,507
 *Encad, Inc...........................................        800            1,676
 *Enchira Biotechnology Corp...........................        700              700
 *Encompass Services Corp..............................     31,600          279,344
 *Encore Wire Corp.....................................      6,100           65,300
 *Endo Pharmaceuticals Holdings, Inc...................     20,800          206,440
 *Endocardial Solutions, Inc...........................      5,100           29,146
 *Endocare, Inc........................................      6,700           85,927
 Energen Corp..........................................      9,000          297,000
 *Energy Conversion Devices, Inc.......................      9,400          292,387
 Energy East Corp......................................         40              815
 Energy West, Inc......................................        100            1,046
 Energysouth, Inc......................................        900           19,143
 *Enesco Group, Inc....................................      6,800           40,460
 Engineered Support Systems, Inc.......................      4,375          145,600
 Ennis Business Forms, Inc.............................      8,100           70,551
 *Enserch Exploration Corp.............................     12,400           55,180
 *#Entrada Networks, Inc...............................      4,225            4,288
 *Entravision Communications Corp......................      6,400           87,424
 *#Entremed, Inc.......................................      7,700          115,269
 *Entrust Technologies, Inc............................     13,000           73,515
 *Environmental Elements Corp..........................        600            2,340
 *Environmental Tectonics Corp.........................      1,000            8,950
 *#Enzo Biochem, Inc...................................     13,440          396,211
 *EP Medsystems, Inc...................................      2,500            5,562
 *#EpicEdge, Inc.......................................      7,700            2,156
 *Epicor Software Corp.................................      7,300            9,453
 *#Epimmune, Inc.......................................      3,300            9,619
 *EPIQ Systems, Inc....................................      1,350           43,261
 *EPIX Medical, Inc....................................      5,300           38,663
 *ePlus, Inc...........................................      4,800           46,104
 *ePresence, Inc.......................................     10,600           39,803
 *Equidyne Corp........................................      8,200           19,680
 *Equity Marketing, Inc................................      1,800           18,180
 *Equity Oil Co........................................      6,300           19,656
 *eResearch Technology, Inc............................      1,400            7,413
 *eResource Capital Group, Inc.........................      2,300            2,185
 ESB Financial Corp....................................      2,040           26,265
 *Escalade, Inc........................................        400            9,222
 *Esco Technologies, Inc...............................      2,900           87,290
 *eShare Communications, Inc...........................      3,000            3,885
 *eSoft, Inc...........................................      7,200            7,848
 *Esperion Therapeutics, Inc...........................        400            2,300
 Espey Manufacturing & Electronics Corp................        200            3,600
 *ESPS, Inc............................................      7,700           11,242
 *ESS Technology, Inc..................................     13,600           94,588
 *Esterline Technologies Corp..........................      8,700          182,700
 Ethan Allen Interiors, Inc............................      9,900          363,429
 Ethyl Corp............................................      8,900           10,769
 *European Micro Holdings, Inc.........................      1,200              480
                                                            SHARES           VALUE+
                                                            ------           ------
 *Evans & Sutherland Computer Corp.....................      4,900     $     41,772
 *Evans Systems, Inc...................................        800              140
 *Evergreen Resources, Inc.............................      9,000          405,000
 *Evolving Systems, Inc................................      2,100            7,455
 *Exabyte Corp.........................................      8,700           10,266
 *Exactech, Inc........................................      1,300           20,832
 *Exar Corp............................................      9,300          214,830
 *Excel Legacy Corp....................................      8,100           16,767
 *Excel Technology, Inc................................      4,700          110,379
 *#eXcelon Corp........................................      4,700            7,802
 *#Excelsior-Henderson Motorcycle Manufacturing Co.....      1,100                0
 *Exchange Applications, Inc...........................      9,300           11,764
 *EXE Technologies, Inc................................     16,000          124,240
 Exide Corp............................................     12,700          136,525
 *Exponent, Inc........................................      1,300           15,405
 *Extended Systems, Inc................................      4,300           29,046
 *Extensity, Inc.......................................        500            4,517
 *Ezenia! Inc..........................................      1,400            1,204
 F & M National Corp...................................     11,000          428,450
 F.N.B. Corp...........................................     11,655          283,158
 *F5 Networks, Inc.....................................      4,400           49,390
 Fab Industries, Inc...................................      1,000           14,000
 *Factory 2-U Stores, Inc..............................      6,300          195,268
 Factset Research Systems, Inc.........................        500           20,055
 *#Factual Data Corp...................................      1,800           12,996
 Fair, Isaac & Co., Inc................................      5,800          435,000
 *Fairchild Corp. Class A..............................      4,500           31,275
 Falcon Products, Inc..................................      3,000           23,400
 *Famous Dave's of America, Inc........................      5,600           44,744
 *Fansteel, Inc........................................      2,200           10,120
 Farmer Brothers Co....................................        300           65,250
 *Faro Technologies, Inc...............................      3,300            8,860
 FBL Financial Group, Inc. Class A.....................     11,000          175,450
 Fedders Corp..........................................      8,100           40,257
 *Federal Signal Corp..................................      9,400          211,594
 Federal-Mogul Corp....................................     14,500           51,040
 *FedEx Corp...........................................        258           10,320
 *FEI Co...............................................     14,000          496,370
 Ferro Corp............................................     16,500          353,925
 FFLC Bancorp..........................................        699           13,372
 *FFP Marketing Co., Inc...............................        600            1,260
 Fidelity Bancorp, Inc.................................        400            8,690
 *#Fidelity Bankshares, Inc............................      3,383           46,736
 Fidelity National Corp................................      1,600            9,952
 Fidelity National Financial, Inc......................      1,600           36,480
 *Fieldworks, Inc......................................      1,800            1,440
 Fifth Third Bancorp...................................        628           36,967
 *Filenet Corp.........................................     15,500          189,952
 *Financial Federal Corp...............................      7,500          192,375
 Finger Lakes Bancorp, Inc.............................      1,800           18,036
 *Finish Line, Inc. Class A............................      7,600           76,646
 *Finlay Enterprises, Inc..............................      2,100           25,179
 *Firebrand Financial Group, Inc.......................      1,700              544
 First Albany Companies, Inc...........................      4,305           60,593
 First American Financial Corp.........................      7,200          147,456
 *First American Health Concepts, Inc..................        800            7,244
 *First Aviation Services, Inc.........................      1,400            6,678
 First Bancorp.........................................        872           20,666
 First Bell Bancorp, Inc...............................      1,100           15,928
 *First Cash, Inc......................................      1,900           14,117
 First Charter Corp....................................     15,800          260,068

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *First Cincinati, Inc.................................        300     $         39
 First Commonwealth Financial Corp.....................     29,100          317,190
 *First Consulting Group, Inc..........................     12,400           87,048
 First Defiance Financial Corp.........................        700           11,077
 First Essex Bancorp...................................      2,200           52,778
 First Federal Bancshares of Arkansas, Inc.............      1,200           24,150
 *#First Federal Bankshares, Inc.......................        200            2,510
 First Federal Capital Corp............................      9,200          134,504
 First Federal of East Hartford........................        600           22,305
 First Financial Bancorp...............................     24,255          357,883
 First Financial Bankshares, Inc.......................      2,500           92,575
 First Financial Corp..................................        900           34,686
 First Financial Holdings, Inc.........................      6,700          132,894
 First Indiana Corp....................................      3,200           74,800
 First International Bancorp, Inc......................      2,100           18,259
 *First Investors Financial Services Group, Inc........        400            1,410
 *First Mariner Bank Corp..............................        400            2,702
 First Merchants Corp..................................      2,100           45,790
 First Midwest Bancorp, Inc............................      7,000          198,835
 First Midwest Financial, Inc..........................        600            7,410
 First Mutual Bancshares, Inc..........................        220            2,597
 First Niagara Financial Group, Inc....................     12,800          177,600
 First Place Financial Corp............................      1,445           20,548
 *First Republic Bank..................................      6,750          178,740
 First SecurityFed Financial, Inc......................      1,000           17,930
 First Sentinel Bancorp, Inc...........................     17,300          194,192
 First Source Corp.....................................      4,079           80,336
 *#First Team Sports, Inc..............................      1,500            1,507
 First United Corp.....................................        800           10,620
 First Years, Inc......................................      2,500           24,862
 FirstBank NW Corp.....................................        200            3,161
 Firstfed America Bancorp, Inc.........................      1,700           30,345
 *FirstFed Financial Corp..............................      8,600          255,850
 *Fischer Imaging Corp.................................        900            5,535
 *Fisher Scientific International, Inc.................      5,100          134,130
 Flag Financial Corp...................................      1,600           10,688
 Flagstar Bancorp, Inc.................................      6,100          148,382
 *Flander Corp.........................................      3,400            7,667
 Fleetwood Enterprises, Inc............................     16,400          197,456
 Fleming Companies, Inc................................     17,800          565,506
 Flexsteel Industries, Inc.............................      1,200           14,196
 *Flir Systems, Inc....................................      6,500          104,162
 *Florida Banks, Inc...................................        200            1,246
 Florida Public Utilities Co...........................        500            8,275
 Florida Rock Industries, Inc..........................      9,300          447,330
 *Florsheim Group, Inc.................................      1,200            1,902
 *Flow International Corp..............................      7,400           91,538
 *Flowserve Corp.......................................     18,900          567,567
 Flushing Financial Corp...............................      2,400           56,604
 FNB Financial Services Corp...........................      1,100           15,334
 *Foamex International, Inc............................     11,800           83,249
 *#Focal Communications Corp...........................      9,400           60,865
 *Focal, Inc...........................................      4,500            4,230
 Foothill Independent Bancorp..........................      1,070           13,696
 *Footstar, Inc........................................      7,800          263,640
 *Forest Oil Corp......................................      6,750          229,500
 *Forrester Resh, Inc..................................      4,700          110,121
 *Fortune Financial, Inc...............................        900                9
 *Forward Air Corp., Inc...............................     10,650          324,878
 *Fossil, Inc..........................................     16,100          360,237
                                                            SHARES           VALUE+
                                                            ------           ------
 Foster Wheeler Ltd....................................     20,400     $    256,632
 *Four Kids Entertainment, Inc.........................      5,400           91,800
 *#FPIC Insurance Group, Inc...........................      3,200           35,136
 Frankfort First Bancorp, Inc..........................        150            2,520
 Franklin Bank National Associaton.....................        300            4,357
 *Franklin Covey Co....................................     10,300           72,512
 Franklin Electric Co., Inc............................      1,000           73,895
 *Franklin Electronic Publishers, Inc..................      2,700            8,370
 Freds, Inc. Class A...................................      4,600          131,675
 Fremont General Corp..................................     31,500          189,000
 Frequency Electronics, Inc............................      4,100           65,190
 *Fresh America Corp...................................      1,000              300
 *Fresh Choice, Inc....................................      1,100            3,404
 *#Friede Goldman International........................     24,317           20,548
 *Friedman Billings Ramsey Group, Inc. Class A.........      7,500           45,750
 Friedmans, Inc. Class A...............................      6,600           70,488
 Frisch's Restaurants, Inc.............................      1,100           14,300
 *Frontier Adjusters of America, Inc...................      1,200            1,800
 *Frontier Airlines, Inc...............................     13,500          209,722
 *Frontier Oil Corp....................................     13,700          183,580
 *Frontline Capital Group..............................     16,500           65,917
 *Frontstep, Inc.......................................      3,800           12,217
 FSF Financial Corp....................................        500            7,512
 *FSI International, Inc...............................     11,400          128,934
 *FTI Consulting, Inc..................................      5,300          101,230
 *#FuelCell Energy, Inc................................      7,100          525,151
 Fuller (H.B.) Co......................................      7,000          319,865
 *Furniture Brands International, Inc..................     12,000          272,640
 *Furr's/Bishop's, Inc.................................      2,000            5,500
 *Fusion Medical Technologies, Inc.....................      5,600           41,832
 *FYI, Inc.............................................      8,000          343,040
 G & K Services, Inc. Class A..........................      9,500          244,862
 GA Financial, Inc.....................................      1,100           17,160
 *Gabelli Asset Management, Inc........................        200            7,938
 *#Gadzooks, Inc.......................................      4,500           58,500
 *Gadzoox Networks, Inc................................      5,100           15,886
 Gainsco, Inc..........................................      8,400           13,860
 *Galaxy Nutritional Foods, Inc........................      4,600           25,300
 *Galey & Lord, Inc....................................      1,500            3,285
 Gallagher (Arthur J.) & Co............................      6,800          187,000
 *GameTech International, Inc..........................      1,700           10,676
 Garan, Inc............................................        800           23,680
 *Garden Fresh Restaurant Corp.........................        400            3,594
 *#Gardenburger, Inc...................................      2,200            1,584
 *Gardner Denver Machinery, Inc........................      7,700          153,230
 *#Gart Sports Co......................................        700           12,932
 *Gartner Group, Inc...................................     26,800          243,880
 *Gaylord Container Corp. Class A......................     10,300           10,506
 *Gaylord Entertainment Co.............................     13,300          368,410
 GBC Bancorp...........................................      5,800          159,819
 *Gehl Co..............................................      1,500           25,672
 *Genaera Corp.........................................     15,900           63,361
 *Genaissance Pharmaceuticals, Inc.....................      2,500           32,387
 Gencorp, Inc..........................................     21,200          247,828
 *Gene Logic, Inc......................................     12,900          271,674
 *#Genelabs Technologies, Inc..........................     20,800           87,256
 *General Binding Corp.................................      2,100           19,477
 General Cable Corp....................................     18,600          283,650
 *General Communications, Inc.
   Class A.............................................     22,600          225,661
 *#General Datacomm Industries, Inc....................      5,500            1,980

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 General Electric Co...................................      1,194     $     58,506
 *#General Magic, Inc..................................     10,500           12,127
 *General Semiconductor, Inc...........................     17,000          188,360
 *Genesco, Inc.........................................     10,700          324,745
 *Genesee & Wyoming, Inc...............................        900           23,436
 Genesee Corp. Class B.................................        100            2,587
 *#GenesisIntermedia, Inc..............................      9,600          160,848
 *Genlyte Group, Inc...................................      6,700          200,497
 *Genome Therapeutics Corp.............................     10,000          134,200
 *Genomica Corp........................................      2,200            9,988
 *Genrad, Inc..........................................     15,000          104,250
 *GenStar Therapeutics Corporation.....................      5,500           35,750
 *#Genta, Inc..........................................     23,300          235,446
 Gentek, Inc...........................................     10,100           77,366
 *Gentiva Health Services..............................        850           16,524
 *Gentner Communications Corp..........................      4,300           54,180
 *#Genus, Inc..........................................      6,600           46,035
 *GenVec, Inc..........................................      4,000           16,220
 *Genzyme Corp - Genzyme Biosurgery Division...........        175            1,096
 *Genzyme Corp.........................................        497           53,152
 *Genzyme Transgenics Corp.............................      8,800           68,156
 Georgia Gulf Corp.....................................     15,700          281,815
 *#Geoworks............................................      9,900           19,750
 *Gerald Stevens, Inc..................................        180               27
 *Gerber Childrenswear, Inc............................      1,600           10,192
 Gerber Scientific, Inc................................     11,000           89,100
 *Geron Corp...........................................      9,700          128,913
 *Getty Images, Inc....................................     12,300          343,108
 Getty Realty Corp. (Holding Co.)......................      3,200           69,056
 Gibraltar Steel Corp..................................      1,200           22,656
 *Giga Information Group, Inc..........................      2,500            5,450
 *Giga-Tronics, Inc....................................      1,600            8,000
 *G-III Apparel Group, Ltd.............................      1,300           11,719
 *#GK Intelligent Systems, Inc.........................      1,400               45
 Glacier Bancorp, Inc..................................      2,600           49,114
 Glatfelter (P.H.) Co..................................     21,200          325,420
 *Glenayre Technologies, Inc...........................     23,300           32,037
 *#Gliatech, Inc.......................................      2,100            8,127
 *Global Imaging Systems, Inc..........................      9,100           92,820
 *#Global Sports, Inc..................................      7,100           43,984
 *Globecomm Systems, Inc...............................      5,900           43,453
 *GlobeSpan, Inc.......................................     14,700          209,916
 *#Globix Corp.........................................     14,000           42,070
 *#GoAmerica, Inc......................................     13,100           33,208
 Gold Banc Corp........................................     17,800          128,427
 Golden Enterprises, Inc...............................      2,400            9,456
 *Golden State Vintners, Inc...........................      2,600           21,853
 *Good Guys, Inc.......................................     10,300           47,534
 *Goodrich Petroleum Corp..............................      1,100            6,853
 *Goodys Family Clothing...............................     16,300           66,178
 Gorman-Rupp Co........................................      2,100           57,015
 *GoTo.com, Inc........................................     26,100          582,813
 *Gottschalks, Inc.....................................      5,700           23,655
 *GP Strategies Corp...................................      6,100           26,962
 Graco, Inc............................................     13,650          394,485
 *Graham Corp..........................................        300            3,690
 Granite Construction, Inc.............................     13,050          355,612
 Granite State Bankshares, Inc.........................      1,100           25,135
 *Graphic Packaging International Corp.................      3,100            9,269
 *GraphOn Corp.........................................      4,500           13,365
 Gray Communications Systems, Inc......................        200            3,230
                                                            SHARES           VALUE+
                                                            ------           ------
 Great Atlantic & Pacific Tea Co., Inc.................     19,200     $    222,528
 Great Southern Bancorp, Inc...........................      1,000           25,745
 Greater Bay Bancorp...................................      8,300          215,758
 *Green Mountain Coffee, Inc...........................      1,200           37,614
 Green Mountain Power Corp.............................      2,100           31,542
 Greenbrier Companies, Inc.............................      3,100           27,745
 *Greka Energy Corporation.............................        735            7,699
 Grey Global Group, Inc................................        100           67,000
 *Grey Wolf, Inc.......................................     43,300          281,017
 *Griffin Land & Nurseries, Inc. Class A...............        600           10,917
 *Griffon Corp.........................................     14,800          149,480
 *Group 1 Automotive, Inc..............................      9,000          229,500
 *Group 1 Software, Inc................................      1,100           16,742
 *Grubb & Ellis Co.....................................      5,000           25,250
 GS Financial Corp.....................................        400            6,026
 *#GSV, Inc............................................        380              129
 *Gtech Holdings, Inc..................................     17,300          645,463
 *GTSI Corp............................................      3,700           22,126
 Guaranty Bancshares, Inc..............................        400            4,446
 Guaranty Federal Bancshares, Inc......................        900           10,089
 *#Guess, Inc..........................................     12,900          109,005
 *Guilford Pharmaceuticals, Inc........................     11,800          274,350
 *Guitar Center, Inc...................................     11,000          194,535
 *Gulf Island Fabrication, Inc.........................      5,800           94,975
 *Gulfmark Offshore, Inc...............................      2,000           77,980
 *Gumtech International, Inc...........................      4,100           30,237
 *Gundle/SLT Environmental, Inc........................      1,200            2,892
 *Gymboree Corp........................................     13,900           96,257
 *Haemonetics Corp.....................................     12,900          417,960
 Haggar Corp...........................................      2,000           23,800
 *Hain Celestial Group, Inc............................      7,956          200,849
 *Hall Kinion Associates, Inc..........................      5,400           43,011
 *Ha-Lo Industries, Inc................................     29,900           21,229
 *Hamilton Bancorp, Inc................................      2,600           18,187
 *Hammons (John Q.) Hotels, Inc. Class A...............      1,200            7,320
 Hancock Fabrics, Inc..................................      8,600           78,604
 Hancock Holding Co....................................      1,100           41,607
 *Handleman Co.........................................     12,500          151,875
 Harbor Florida Bancshares, Inc........................     12,500          206,937
 Hardinge Brothers, Inc................................      1,400           20,755
 *#Harken Energy Corp..................................      8,800           24,376
 Harland (John H.) Co..................................     14,200          267,244
 Harleysville Group, Inc...............................     14,400          367,416
 Harleysville National Corp............................      1,575           61,779
 Harman International Industries, Inc..................      7,700          273,350
 *Harmonic Lightwaves, Inc.............................     28,900          246,517
 *Harris Interactive, Inc..............................      5,500           18,755
 Harsco Corp...........................................      6,400          174,720
 *Hartmarx Corp........................................      5,800           16,472
 *Harvey Entertainment Co..............................        800              140
 *#Hastings Entertainment, Inc.........................      1,800            5,265
 *Hauppauge Digital, Inc...............................      4,000           11,000
 *Hauser, Inc..........................................        500              312
 *Hawaiian Airlines, Inc...............................        500            1,545
 Hawaiian Electric Industries, Inc.....................      6,500          240,955
 *Hawk Corp............................................      1,700           11,475
 *Hawker Pacific Aerospace.............................      1,500            4,942
 Hawkins, Inc..........................................      3,200           28,160
 *Hawthorne Financial Corp.............................      1,400           24,234
 *Hayes Lemmerz International, Inc.....................     11,400           94,050
 HCC Insurance Holdings, Inc...........................     12,300          304,917

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *HD Vest, Inc.........................................        700     $     14,633
 *HeadHunter.Net, Inc..................................     10,100           37,622
 *Headwaters, Inc......................................     11,400          161,025
 *Headway Corporate Resources, Inc.....................        600              870
 *Health Management Systems, Inc.......................      4,400            8,470
 *Health Risk Management, Inc..........................      1,200            5,670
 *HealthAxis, Inc......................................        100              147
 *Healthcare Recoveries, Inc...........................      5,000           22,575
 *Heartland Express, Inc...............................     12,700          354,774
 *#Hearx, Ltd..........................................      1,800            2,916
 *Hector Communications Corp...........................        700            8,295
 *HEI, Inc.............................................      1,000            8,565
 Heico Corp............................................      4,500           81,450
 Heico Corp. Class A...................................        210            3,692
 *Heidrick & Struggles International, Inc..............      9,600          309,264
 Helix Technology Corp.................................     11,300          318,773
 *#Hemispherx Biopharma, Inc...........................     11,600           63,800
 Herbalife International, Inc. Class A.................      5,000           42,025
 Heritage Financial Corp...............................      1,100           11,489
 *Herley Industries, Inc...............................      2,800           50,400
 *Heska Corp...........................................      5,400            6,507
 *Hexcel Corp..........................................     17,900          189,740
 HF Financial Corp.....................................        700            8,428
 *Hibbett Sporting Goods, Inc..........................      1,300           51,746
 Hickory Tech Corp.....................................      4,800           66,720
 *High Plains Corp.....................................      8,100           30,294
 *Highlands Insurance Group, Inc.......................      3,500           16,730
 Hilb Rogal Hamilton Co................................      6,600          278,190
 *Hi-Shear Technology Corp.............................        900            1,845
 *Hi-Tech Pharmacal, Inc...............................        200            1,496
 HMN Financial, Inc....................................      1,200           18,024
 *HNC Software, Inc....................................     14,500          406,942
 *Hoenig Group, Inc....................................      1,700           18,096
 *Holiday RV Superstores, Inc..........................      1,400            5,222
 *Hollis-Eden Pharmaceuticals, Inc.....................      2,100           16,443
 Holly Corp............................................      1,700           73,015
 *Hollywood Casino Corp. Class A.......................     12,500          107,500
 *Hollywood Entertainment Corp.........................     11,800           67,083
 *Hollywood Media Corp.................................     11,200           47,432
 *Hologic, Inc.........................................      3,800           21,033
 Home Federal Bancorp..................................        900           15,345
 *Home Products International, Inc.....................        600            1,302
 *Hometown Auto Retailers, Inc.
   Class A.............................................        300              259
 Hooper Holmes, Inc....................................     33,000          326,700
 *Hoover's, Inc........................................      7,700           27,912
 HopFed Bancorp, Inc...................................        500            6,205
 Horace Mann Educators Corp............................     20,300          429,548
 Horizon Financial Corp................................      2,990           32,965
 *Horizon Health Corp..................................      1,900           16,815
 *Horizon Offshore, Inc................................     10,000          183,850
 *Horizon Organic Holding Corp.........................      4,900           31,825
 *Horizon Pharmacies, Inc..............................      1,100              715
 *Hot Topic, Inc.......................................     10,100          291,688
 *HotJobs.com, Ltd.....................................     16,500           98,505
 *Houston Exploration Co...............................      6,800          231,132
 *Hovnanian Enterprises, Inc. Class A..................      7,845          133,287
 *HS Resources, Inc....................................      9,200          601,404
 *HTE, Inc.............................................      3,500            9,660
 Hudson River Bancorp, Inc.............................      4,600           90,620
 *#Hudson Technologies, Inc............................      1,300            2,691
                                                            SHARES           VALUE+
                                                            ------           ------
 Hudson United Bancorp.................................     11,600     $    282,924
 *Huffy Corp...........................................      5,100           51,612
 Hughes Supply, Inc....................................     11,800          228,802
 *Hungry Minds, Inc....................................      6,600           43,890
 *Hunt (J.B.) Transport Services, Inc..................     17,600          352,616
 *Huntco, Inc. Class A.................................      1,000            1,125
 *Hurco Companies, Inc.................................      1,200            4,074
 *Hutchinson Technology, Inc...........................     11,200          164,360
 *Hycor Biomedical, Inc................................      3,700           27,028
 *Hypercom Corp........................................     15,600           61,308
 *HyperFeed Technologies, Inc..........................      7,000           16,205
 *Hyperion Solutions Corp..............................     16,500          251,377
 *Hyseq, Inc...........................................      6,100           77,378
 *i3 Mobile, Inc.......................................      1,600            4,056
 *#iBasis, Inc.........................................      6,200           24,335
 Iberiabank Corp.......................................      1,300           36,367
 *Ibis Technology Corp.................................      4,100           52,090
 *ICG Communications, Inc..............................      5,300              543
 *ICT Group, Inc.......................................      4,600           75,739
 *ICU Medical, Inc.....................................      4,200          155,253
 *IdeaMall, Inc........................................      2,600            4,407
 *Identix, Inc.........................................     12,600           82,152
 Idex Corp.............................................      7,000          226,450
 *IDEXX Laboratories, Inc..............................     14,900          443,498
 *IDT Corp.............................................     13,100          342,303
 *IDX Systems Corp.....................................     14,100          238,149
 *IEC Electronics Corp.................................      1,400            1,806
 *IFR Systems, Inc.....................................      4,100            9,204
 *iGate Capital Corp...................................      8,700           16,747
 *#IGEN, Inc...........................................      4,600          102,143
 *IHOP Corp............................................      9,600          244,800
 *II-VI, Inc...........................................      5,700           86,953
 Ikon Office Solutions, Inc............................     28,300          229,230
 *Ikos Systems, Inc....................................      4,400           35,134
 *Il Fornaio (America) Corp............................      1,400           15,351
 *Illuminet Holdings, Inc..............................      5,100          151,648
 *Image Entertainment, Inc.............................      7,300           20,440
 *iManage, Inc.........................................      5,600           17,556
 *Imation Corp.........................................     17,600          384,208
 *Imatron, Inc.........................................     11,900           22,074
 IMC Global, Inc.......................................      2,100           23,289
 *Immersion Corp.......................................      2,600           11,076
 *Immucor, Inc.........................................      3,100            7,688
 *Immune Response Corp.................................      8,600           42,269
 *Immunogen, Inc.......................................     19,200          310,176
 *Immunomedics, Inc....................................     11,900          191,530
 *Impath, Inc..........................................      7,700          288,326
 *Impax Laboratoroes, Inc..............................     10,600          120,416
 *#Impco Technologies, Inc.............................      5,100          157,513
 *Imperial Credit Industries, Inc......................      5,800            7,047
 *Implant Sciences Corp................................        800            7,600
 *IMR Global Corp......................................      9,400           77,221
 *Incara Pharmaceuticals Corp..........................      2,500            4,575
 *Incyte Pharmaceuticals, Inc..........................      5,000          106,125
 Independence Community Bank Corp......................     10,159          193,681
 Independence Holding Co...............................        880           12,826
 Independent Bank Corp.................................      4,300           69,767
 Independent Bank East.................................      3,570           91,981
 *Indus International, Inc.............................     15,400           73,458
 Industrial Bancorp, Inc...............................        600           12,126
 *Industrial Holdings, Inc.............................      1,500            3,037

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Industri-Matematik International Corp................      6,400     $      6,528
 *Inet Technologies, Inc...............................     11,200           83,552
 *Infinium Software, Inc...............................      1,700            1,776
 *Infocrossing, Inc....................................      2,300           17,031
 *Infocure Corp........................................     10,500           14,385
 *InFocus Corporation..................................     17,300          292,456
 *Infogrames, Inc......................................      8,220           56,225
 *Informatica Corp.....................................      4,600           86,043
 *#Information Architects Corp.........................     11,600           22,562
 *Information Holdings, Inc............................     10,800          244,080
 *Information Resources, Inc...........................     14,300          130,773
 *InforMax, Inc........................................      2,300           13,570
 *Inforte Corp.........................................      3,100           31,697
 *InfoSpace, Inc.......................................      5,000           19,425
 *infoUSA, Inc.........................................     25,200          115,416
 *Ingenuus Corp........................................      8,600            2,021
 Ingles Market, Inc. Class A...........................      4,200           42,777
 *#Inhale Therapeutic Systems..........................      3,400           95,353
 *Inkine Pharmaceutical Co., Inc.......................     16,800           74,424
 *Inktomi Corp.........................................     22,900          228,885
 *Innotrac Corp........................................      5,600           36,792
 *Innovative Gaming Corp. of America...................        800            1,104
 *Innoveda, Inc........................................      1,100            3,404
 *Innovex, Inc.........................................      7,500           28,687
 *Inprimis, Inc........................................      2,300              701
 *Input/Output, Inc....................................     25,600          304,640
 *Insight Enterprises, Inc.............................     15,900          365,779
 *Insignia Financial Group, Inc........................      4,200           50,400
 *inSilicon Corp.......................................      3,600           12,852
 *Insite Vision, Inc...................................      4,900            6,566
 *Insituform Technologies, Inc. Class A................      4,800          175,224
 *Insmed, Inc..........................................     14,700           89,670
 *Inspire Insurance Solutions, Inc.....................      3,700            2,682
 *Insurance Auto Auctions, Inc.........................      5,800           78,619
 *InsWeb Corp..........................................      3,000            2,685
 *#INT Media Group, Inc................................      1,600            4,832
 Integra Bank Corp.....................................      8,660          177,357
 *Integra Lifesciences Corp............................      8,600          162,798
 *Integral Systems, Inc................................      4,700          108,123
 *Integral Vision, Inc.................................      1,800              324
 *Integrated Circuit Systems, Inc......................     12,400          203,608
 *Integrated Electrical Services, Inc..................     18,900          169,911
 *Integrated Information Systems, Inc..................        900              886
 *Integrated Measurement System, Inc...................      3,500           65,835
 *Integrated Silicon Solution, Inc.....................     11,600          155,614
 *Integrated Telecom Express, Inc......................        100              254
 *Intelli-Check, Inc...................................        600            5,130
 *Intellidata Technologies Corp........................     19,200          100,608
 *Intelligent Systems Corp.............................      1,100            4,801
 *#Intelligroup, Inc...................................        800              928
 *Inter Parfums, Inc...................................      2,300           28,370
 *Interactive Intelligence, Inc........................      3,400           45,917
 *InterCept Group, Inc.................................      6,600          196,911
 Interchange Financial Services Corp...................        600           10,842
 *InterDent, Inc.......................................      7,300            3,540
 *Interdigital Communications Corp.....................     26,300          365,175
 Interface, Inc. Class A...............................     23,300          143,295
 *Intergraph Corp......................................     24,700          370,006
 *#Interliant, Inc.....................................     23,900           28,321
 *Interlink Electronics................................      3,950           34,582
 *Interlinq Software Corp..............................      1,200            2,430
 *Interlogix, Inc......................................      9,700          230,035
                                                            SHARES           VALUE+
                                                            ------           ------
 *Interlott Technologies, Inc..........................      1,200     $      6,240
 *Intermagnetics General Corp..........................      7,699          248,678
 *#Intermedia Communications of Florida, Inc...........     19,600          334,768
 Intermet Corp.........................................     10,200           48,552
 *InterMune, Inc.......................................      4,100          158,075
 *Internap Network Services Corp.......................     30,700           84,579
 *International Aircraft Investors.....................      1,000            4,030
 International Aluminum Corp...........................        700           14,798
 *#International FiberCom, Inc.........................     12,700           47,371
 *#International Microcomputer Software, Inc...........        300               47
 International Multifoods Corp.........................      9,400          180,950
 *International Remote Imaging Systems, Inc............      1,800            3,240
 International Shipholding Corp........................      1,200           10,020
 *International Speciality Products, Inc...............     27,500          267,025
 *International Total Services, Inc....................        300               81
 *Internet Commerce and Communications, Inc............      1,700              485
 *Internet Commerce Corp...............................      1,100            2,833
 *Interneuron Pharmaceuticals, Inc.....................     19,000          127,205
 *Interphase Corp......................................      2,900           20,213
 *#Interplay Entertainment Corp........................     11,700           32,117
 Interpool, Inc........................................      6,900           93,495
 *Interpore International..............................      5,700           29,783
 Interstate Bakeries Corp..............................     12,100          180,895
 *Interstate National Dealers Services, Inc............      1,200            6,204
 Inter-Tel, Inc........................................     12,400          155,620
 *Intervoice, Inc......................................     16,500          168,548
 *Intest Corp..........................................      4,300           32,465
 *Intevac, Inc.........................................      1,500            8,168
 *Intimate Brands, Inc.................................     11,600          175,624
 *IntraBiotics Pharmaceuticals, Inc....................      2,500            5,375
 *IntraNet Solutions, Inc..............................      8,400          303,366
 *#Intraware, Inc......................................      1,400            2,597
 *Intrusion.com, Inc...................................     10,200           31,161
 Invacare Corp.........................................      6,400          237,440
 *Inverness Medical Technology, Inc....................     13,878          503,771
 *Investment Technology Group, Inc.....................      1,600           80,800
 *Invision Technologies, Inc...........................      3,000           10,350
 *Invitrogen Corp......................................      1,562          111,847
 *Invivo Corp..........................................      1,200           11,622
 *Iomed, Inc...........................................        700            2,191
 *Iomega Corp..........................................     52,100          141,191
 *Ionics, Inc..........................................      8,100          219,510
 Ipswich Bancshares, Inc...............................        300            3,330
 *Iridex Corp..........................................      1,700            7,081
 Irwin Financial Corp..................................     10,500          233,153
 *Isco, Inc............................................      1,100            9,460
 *Isis Pharmaceuticals, Inc............................     17,600          210,760
 *Isle of Capri Casinos, Inc...........................      7,400           60,051
 *I-Stat Corp..........................................      8,200          136,612
 *IT Group, Inc .......................................      8,800           54,824
 *ITC Deltacom, Inc....................................     28,900          153,459
 *ITC Learning Corp....................................        300               60
 *ITLA Capital Corp....................................      2,100           35,606
 *#Itron, Inc..........................................      7,500           84,788
 *ITT Educational Services, Inc........................     12,000          432,000
 *#ITXC Corp...........................................      3,400           13,209
 *Ivex Packaging Corp..................................     10,200          157,080

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *IVI Checkmate Corp...................................      5,300     $     16,987
 *IXYS Corp............................................     11,400          148,029
 *J & J Snack Foods Corp...............................      2,700           62,991
 *J Net Enterprises, Inc...............................      3,000           13,200
 *J. D. Edwards & Co...................................      8,800           95,084
 *J. Jill Group, Inc...................................      5,000           86,525
 J. M. Smucker Co......................................      7,600          190,152
 *j2 Global Communication, Inc.........................        922            3,534
 *Jack in the Box, Inc.................................      7,900          202,635
 Jacksonville Bancorp, Inc.............................        100            1,892
 *Jaco Electronics, Inc................................      2,550           17,812
 *Jakks Pacific, Inc...................................      9,700          152,581
 *#James River Bancshares, Inc.........................        400            9,490
 *JDA Software Group, Inc..............................     10,900          165,735
 Jefferies Group, Inc..................................     12,300          375,765
 JLG Industries, Inc...................................     21,800          256,150
 *JLM Industries, Inc..................................      1,600            3,640
 *JMAR Industries, Inc.................................     10,400           40,508
 *JNI Corp.............................................      6,500           86,873
 *Jones Lang LaSalle, Inc..............................      7,500           94,125
 *#Jore Corp...........................................      2,000              580
 *Jos. A. Bank Clothiers, Inc..........................      1,300            7,969
 *Journal Register Co..................................     22,600          384,200
 *JPM Co...............................................      2,300              495
 *JPS Industries, Inc..................................      2,500           13,313
 *Judge.com, Inc.......................................      2,800            3,710
 *#Juno Online Services, Inc...........................     19,500           26,033
 *Jupiter Media Metrix, Inc............................      1,500            2,258
 K Swiss, Inc. Class A.................................      3,500           84,543
 *K2, Inc..............................................      7,700           79,310
 *Kaiser Aluminum Corp.................................     30,800          127,820
 *Kaiser Ventures, Inc.................................      1,800           22,968
 Kaman Corp. Class A...................................     11,500          196,075
 *Kaneb Services, Inc..................................     15,600          107,484
 *Kansas City Southern Industries, Inc.................     29,000          466,610
 Kaydon Corp...........................................     15,000          387,600
 Kaye Group, Inc.......................................        800           11,100
 KB Home Corp..........................................     10,600          269,346
 *KBK Capital Corp.....................................        500            1,850
 *#KCS Energy, Inc.....................................      5,300           44,732
 *Keane, Inc...........................................     34,300          648,613
 *Keith Companies, Inc.................................        800           14,480
 *#Kellstrom Industries, Inc...........................      6,000            9,960
 Kellwood Co...........................................     11,300          265,663
 Kelly Services, Inc...................................      6,500          152,263
 *Kendle International, Inc............................      5,900          110,684
 Kennametal, Inc.......................................      4,500          158,085
 *Kennedy-Wilson, Inc..................................      2,300            8,464
 *Kensey Nash Corp.....................................      5,200           68,432
 *Kent Electronics Corp................................     14,200          304,022
 Kentucky First Bancorp, Inc...........................        200            2,353
 *#Keravision, Inc.....................................      3,700               83
 Kewaunee Scientific Corp..............................        300            3,009
 *Key Energy Group, Inc................................     13,800          189,060
 *Key Production Co., Inc..............................      6,906          127,761
 *Key Technology, Inc..................................        900            5,211
 *Key Tronic Corp......................................      2,900            5,307
 *Keystone Automotive Industries, Inc..................      7,200           72,720
 *kforce.com, Inc......................................      8,503           55,397
 *#KFX, Inc............................................      9,400           21,620
 Kimball International, Inc. Class B...................     13,500          195,818
 *Kirby Corp...........................................     12,300          307,500
                                                            SHARES           VALUE+
                                                            ------           ------
 Klamath First Bancorp, Inc............................      2,300     $     33,028
 Knape & Vogt Manufacturing Co.........................        400            5,172
 *Knight Transportation, Inc...........................      4,500          126,203
 *Koala Corp...........................................      3,400           13,702
 *#Komag, Inc..........................................     16,174           11,403
 *Kopin Corp...........................................     28,300          267,860
 *Korn/Ferry International.............................     17,000          368,050
 *Kos Pharmaceuticals, Inc.............................     10,000          250,400
 *Koss Corp............................................        500           17,638
 *#Krauses Furniture, Inc..............................      4,000            1,120
 *Kroll-O'Gara Co......................................     11,200           81,480
 *Kronos, Inc..........................................      6,150          201,474
 *K-Tron International, Inc............................        400            5,882
 *Kulicke & Soffa Industries, Inc......................     22,600          335,158
 *K-V Pharmaceutical Co. Class A.......................      9,300          198,927
 *K-V Pharmaceutical Co. Class B.......................      1,950           41,828
 *KVH Industries, Inc..................................      3,900           29,621
 *#L90, Inc............................................      1,000            2,325
 *La Jolla Pharmceutical Co............................     13,200           95,568
 *LaBarge, Inc.........................................      1,700            4,981
 *LabOne, Inc..........................................      3,400           25,653
 *Labor Ready, Inc.....................................     20,700           82,593
 *Laboratory Corp. of America Holdings, Inc............      1,060          148,676
 Laclede Gas Co........................................      9,400          224,660
 *Ladish Co., Inc......................................      6,400           86,016
 *Lakeland Industries, Inc.............................        400            1,832
 *Lakes Gaming, Inc....................................      4,300           41,237
 *Lamson & Sessions Co.................................      6,800           71,264
 *Lancaster Colony Corp................................      9,000          279,495
 Lance, Inc............................................     14,500          168,200
 *Lancer Corp..........................................      2,300           14,605
 *Landair Corp.........................................        600            3,273
 Landamerica Financial Group, Inc......................      7,600          216,980
 Landauer, Inc.........................................      2,200           64,020
 *Landec Corp..........................................      3,200           12,208
 Landmark Bancshares, Inc..............................        100            1,790
 Landrys Seafood Restaurants, Inc......................      6,200           93,000
 *Lands End, Inc.......................................     13,100          470,028
 *Landstar Systems, Inc................................      2,700          178,754
 *Laser Pacific Media Corp.............................      3,500           11,480
 *Laser Vision Centers, Inc............................      4,100           14,002
 *Lason, Inc...........................................      5,800            1,566
 *#Latitude Communications, Inc........................      8,700           16,052
 *Launch Media, Inc....................................      1,900            1,482
 Lawrence Savings Bank.................................      1,100           13,008
 Lawson Products, Inc..................................      2,500           68,625
 *Layne Christensen Co.................................      4,700           39,128
 La-Z-Boy, Inc.........................................     11,416          214,621
 *LCA-Vision, Inc......................................     22,400           64,512
 *LCC International, Inc. Class A......................      6,000           31,590
 *LeadingSide, Inc.....................................      1,300               13
 *Leapnet, Inc.........................................      2,100              620
 *Learning Tree International, Inc.....................      8,200          194,012
 *Lecroy Corp..........................................      4,200           71,925
 *Lectec Corp..........................................        600            1,365
 Ledger Capital Corp...................................        500            5,175
 Leeds Federal Bancshares, Inc.........................        400            6,130
 *Leisure Time Casinos & Resorts, Inc..................        900               54
 *LendingTree, Inc.....................................      4,100           24,785
 Lennox International, Inc.............................     28,100          257,115
 Lesco, Inc............................................      3,000           36,345

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Level 8 Systems, Inc................................      6,700     $     30,887
 *Lexicon Genetics, Inc................................     11,600          116,290
 Libbey, Inc...........................................      4,600          142,370
 *Liberate Technologies, Inc...........................     22,100          187,187
 Liberty Bancorp, Inc..................................        700            7,466
 Liberty Corp..........................................      6,600          249,150
 *Liberty Digital, Inc.................................      5,300           28,938
 Liberty Homes, Inc. Class B...........................        100              555
 *Liberty Livewire Corp. Class A.......................        440            2,871
 *Life Financial Corp..................................      2,100            1,428
 *Lifecore Biomedical, Inc.............................      6,000           35,940
 *LifeMinders, Inc.....................................      1,000            1,370
 *#LifePoint, Inc......................................      7,300           27,740
 Lifetime Hoan Corp....................................      1,200            8,700
 *Ligand Pharmaceuticals, Inc. Class B.................     28,300          373,702
 *Lightbridge, Inc.....................................     12,516          191,182
 *LightPath Technologies, Inc..........................      9,100           97,416
 Lillian Vernon Corp...................................      2,700           19,845
 Lincoln Electric Holdings.............................     13,600          324,768
 Lindsay Manufacturer Co...............................      3,100           55,335
 *Linens 'n Things, Inc................................      7,500          216,825
 *Lionbridge Technologies, Inc.........................     12,300           22,448
 *Liquid Audio, Inc....................................      3,200            8,208
 *Lithia Motors, Inc. Class A..........................        500            9,650
 *#Litronic, Inc.......................................      4,900           19,159
 *Littlefuse, Inc......................................     10,000          280,550
 *LLEX Oncology, Inc...................................     12,500          273,188
 *#LLX Resorts, Inc....................................        400            1,320
 LNR Property Corp.....................................     12,100          376,310
 *Lodgenet Entertainment Corp..........................      2,000           35,400
 *#Lodgian, Inc........................................     11,100            8,880
 *Loews Cineplex Entertainment Corp....................      3,400              476
 *#Logic Devices, Inc..................................        300              434
 *Logility, Inc........................................      1,500            5,093
 *Lojack Corp..........................................      7,100           40,825
 Lone Star Steakhouse Saloon...........................     11,200          145,320
 *Lone Star Technologies, Inc..........................      7,200          321,480
 Longs Drug Stores Corp................................     10,700          256,800
 Longview Fibre Co.....................................     25,700          340,525
 *#LookSmart, Ltd......................................     25,000           35,500
 *Louis Dreyfus Natural Gas Corp.......................      1,200           47,736
 Louisiana-Pacific Corp................................     19,300          226,775
 *Lowrance Electronics, Inc............................        600            1,914
 LSI Industries, Inc...................................      3,600           95,292
 *LSI Logic Corp.......................................     17,617          322,567
 *LTX Corp.............................................     23,900          579,695
 Luby's Cafeterias, Inc................................     11,200           95,424
 Lufkin Industries, Inc................................      1,300           38,981
 *Luminex Corp.........................................      5,200          112,086
 *Lydall, Inc..........................................      7,900          112,180
 *Lynch Corp...........................................        300            8,850
 *#Lynx Therapeutics, Inc..............................      5,100           33,966
 *#M.H. Meyerson & Co., Inc............................      2,800            5,222
 MacDermid, Inc........................................     15,600          269,568
 *Mace Security International, Inc.....................      4,300            4,494
 *Mac-Gray Corp........................................      2,500            9,250
 *Mackie Designs, Inc..................................      2,400           13,404
 *Macromedia, Inc......................................      7,480          167,440
 *Madden (Steven), Ltd.................................      5,500           88,633
 Madison Gas & Electric Co.............................      8,300          195,714
 MAF Bancorp, Inc......................................     11,500          313,088
 *Magellan Health Services, Inc........................     16,300          196,904
                                                            SHARES           VALUE+
                                                            ------           ------
 *Magna Entertainment Corp.............................      7,100     $     43,062
 *Magnetek, Inc........................................     11,200          138,320
 *Magnum Hunter Resources, Inc.........................     12,000          113,880
 *MAII Holdings, Inc...................................      1,200            3,228
 *Mail-Well, Inc.......................................     24,600          132,840
 *Main Street & Main, Inc..............................      2,500            9,713
 Main Street Bancorp, Inc..............................      4,700           47,000
 Maine Public Service Co...............................        300            9,000
 *Mallon Resources Corp................................      5,300           31,959
 *Management Network Group, Inc........................      4,300           28,703
 *Manchester Technologies, Inc.........................        400              984
 *Manhattan Associates, Inc............................      6,400          211,232
 Manitowoc Co., Inc....................................     12,300          342,309
 *Manning (Greg) Auctions, Inc.........................      4,900           10,535
 *Mapics, Inc..........................................     10,000           53,050
 *Mapinfo Corp.........................................      6,975          206,007
 *marchFIRST, Inc......................................     22,100                0
 Marcus Corp...........................................      4,400           62,920
 *Marimba, Inc.........................................     11,800           27,671
 *Marine Drilling Companies, Inc.......................        700           18,200
 Marine Products Corp..................................      4,260           18,744
 Maritrans, Inc........................................      3,400           33,796
 *#Marketing Services, Inc.............................      3,700            3,867
 *#MarketWatch.com, Inc................................      8,300           23,531
 *MarkWest Hydrocarbon, Inc............................        800            5,840
 Marsh Supermarkets, Inc. Class A......................        600            8,796
 Marsh Supermarkets, Inc. Class B......................        400            5,028
 *Martek Biosciences Corp..............................      8,900          197,669
 *Mascotech, Inc.......................................     14,300                0
 Massbank Corp.........................................        600           20,289
 *Mastec, Inc..........................................     11,500          184,805
 *Matec Corp...........................................        600            2,790
 *Material Sciences Corp...............................      3,600           28,980
 *Matria Healthcare, Inc...............................      2,300           36,283
 *#Matritech, Inc......................................      8,800           30,580
 *Matrix Bancorp, Inc..................................      1,700           17,544
 *Matrix Pharmaceutical, Inc...........................     12,900          136,547
 *Matrix Service Co....................................      2,200           15,994
 *MatrixOne, Inc.......................................      7,900          146,624
 Matthews International Corp. Class A..................      6,700          234,902
 *Mattson Technology, Inc..............................      9,501          166,220
 *Maverick Tube Corp...................................     13,700          330,855
 *Max & Ermas Restaurants, Inc.........................        500            4,860
 *Maxco, Inc...........................................        300            1,913
 *Maxicare Health Plans, Inc...........................        240              300
 *#Maxim Pharmaceuticals, Inc..........................      5,600           47,460
 *Maximus, Inc.........................................     10,600          390,610
 *Maxtor Corp..........................................     52,569          319,094
 *Maxwell Shoe Company, Inc............................      1,800           29,070
 *Maxwell Technologies, Inc............................      4,900          102,802
 *Maxygen, Inc.........................................      4,100           71,566
 *Maynard Oil Co.......................................        900           18,576
 *Mayor's Jewelers, Inc................................      2,000            7,540
 *MB Financial, Inc....................................      2,100           46,505
 McGrath Rent Corp.....................................      3,100           85,235
 *MCK Communications, Inc..............................      4,100            8,549
 *McLeodUSA, Inc.......................................        172              793
 *McMoran Exploration Co...............................      7,900          104,675
 *McNaughton Apparel Group, Inc........................      3,800           85,481
 McRae Industries, Inc. Class A........................        300            1,259
 *#MCSI, Inc...........................................      4,000           64,200
 MDC Holdings, Inc.....................................     11,660          367,640

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Meade Instruments Corp...............................      2,400     $     10,812
 Meadowbrook Insurance Group, Inc......................      1,700            6,953
 *Measurement Specialties, Inc.........................      2,500           62,700
 *Mechanical Dynamics, Inc.............................      1,600           15,320
 *Medarex, Inc.........................................      4,500          124,110
 *Med-Design Corp......................................      1,600           36,920
 Medford Bancorp, Inc..................................      1,600           30,216
 *#Media 100, Inc......................................      4,400            9,394
 *#Media Arts Group, Inc...............................      6,600           21,318
 Media General, Inc. Class A...........................      5,400          264,600
 *Medical Action Industries, Inc.......................      4,600           34,661
 *Medical Assurance, Inc...............................     11,300          175,150
 *Medicis Pharmaceutical Corp.
   Class A.............................................      2,500          131,600
 *#Medplus, Inc........................................      1,200            2,352
 *Medquist, Inc........................................     18,400          469,384
 *Medstone International, Inc..........................        900            4,428
 *MEDTOX Scientific, Inc...............................        600            4,920
 *Memberworks, Inc.....................................      2,800           65,814
 *MEMC Electronic Materials, Inc.......................     34,800          240,120
 *Mens Warehouse, Inc..................................      6,501          174,097
 Mentor Corp...........................................     11,700          309,173
 *Mentor Graphics Corp.................................      8,000          210,440
 *Mercator Software, Inc...............................      4,900           11,368
 Merchants Bancshares, Inc.............................        800           22,960
 Merchants Group, Inc..................................        400            7,920
 *Mercury Air Group, Inc...............................      1,300            9,087
 *Mercury Computer Systems, Inc........................      6,600          314,853
 Meridian Bioscience, Inc..............................      5,400           28,539
 *Meridian Medical Technology, Inc.....................      1,200           17,766
 *Meridian Resource Corp...............................     25,600          186,880
 *MeriStar Hotels & Resorts, Inc.......................      5,300           10,865
 *Merit Medical Systems, Inc...........................      3,900           29,679
 *Merix Corp...........................................      6,050          123,904
 *Merrimac Industries, Inc.............................        200            2,980
 *Mesa Air Group, Inc..................................     15,900          185,076
 *Mesa Labs, Inc.......................................        300            1,530
 *Mesaba Holdings, Inc.................................     10,100          110,949
 *Meta Group, Inc......................................      5,500           13,778
 Metals USA, Inc.......................................     18,300           40,443
 *Metawave Communications Corp.........................      7,000           27,755
 Methode Electronics, Inc. Class A.....................     17,100          127,652
 Met-Pro Corp..........................................      1,600           22,480
 *#Metricom, Inc.......................................      7,400           29,415
 *Metro Information Services, Inc......................      3,800           18,525
 *Metro One Telecommunications, Inc....................      5,900          265,530
 *Metrocall, Inc.......................................      4,200              365
 MetroCorp. Bancshares, Inc............................      1,400           13,713
 *Metromedia International Group, Inc..................     47,000          133,950
 *Metropolitan Financial Corp..........................      1,500            5,415
 Metrowest Bank........................................      3,600           30,042
 *Mexican Restaurants, Inc.............................        500            1,458
 MFB Corp..............................................        200            3,875
 *MFRI, Inc............................................        100              268
 *MGI Pharma, Inc......................................      7,400           75,924
 MI Schottenstein Homes, Inc...........................      1,600           62,720
 *Michael Anthony Jewelers, Inc........................        900            1,575
 *Michaels Stores, Inc.................................      7,800          290,121
 *Micro Component Technology, Inc......................      7,000           23,730
 *Micro Linear Corp....................................      5,900           14,190
 *Microchip Technology, Inc............................      3,869           88,813
 *Microcide Pharmaceuticals, Inc.......................      5,700           23,969
                                                            SHARES           VALUE+
                                                            ------           ------
 MicroFinancial, Inc...................................        500     $      8,100
 *Micron Electronics, Inc..............................     26,300           46,025
 *Micros Systems, Inc..................................      7,800          166,257
 *Micros to Mainframes, Inc............................      1,200            1,458
 *Microsemi Corp.......................................      6,900          396,440
 *Microsoft Corp.......................................      6,600          456,423
 *Microtest, Inc.......................................      4,000           14,860
 *Micro-Therapeutics, Inc..............................      5,000           29,725
 *Microvision, Inc.....................................      5,300          130,778
 Mid America Banccorp..................................      2,406           57,744
 *Mid Atlantic Medical Services, Inc...................     12,200          201,544
 Midas, Inc............................................      7,700          102,718
 Middleby Corp.........................................      3,000           18,150
 Middlesex Water Co....................................      1,000           35,765
 Midland Co............................................        900           32,040
 Mid-State Bancshares..................................      9,900          150,926
 *Midway Airlines Corp.................................      1,300            4,479
 *#Midway Games, Inc...................................     18,900          219,240
 Midwest Banc Holdings, Inc............................      1,100           22,319
 *Midwest Express Holdings, Inc........................      6,900          117,921
 *Mikohn Gaming Corp...................................      2,200           13,574
 Milacron, Inc.........................................     16,800          280,560
 *#Milestone Scientific, Inc...........................      2,700            1,890
 Millennium Chemicals, Inc.............................     15,400          246,400
 *Millerbuilding Systems Escrow Shares.................        500              150
 *MIM Corp.............................................      4,900           25,995
 Minerals Technologies, Inc............................     10,100          408,040
 Minnesota Mining & Manufacturing Co...................        190           22,530
 Minntech Corp.........................................      1,500           14,663
 Minuteman International, Inc..........................        200            1,946
 *MIPS Technologies, Inc...............................      6,800          120,836
 *Miravant Medical Technologies........................      4,300           50,203
 *Misonix, Inc.........................................      2,700           17,415
 *Mission Resources Corp...............................      8,400           67,704
 Mississippi Chemical Corp.............................     13,100           44,802
 Mississippi Valley Bancshares, Inc....................      2,800          100,800
 Missouri Bancorp, Inc.................................        200            2,765
 *Mitcham Industries, Inc..............................      4,100           28,536
 *Mitek Systems, Inc...................................        100               73
 *MKS Instruments, Inc.................................     13,297          354,963
 *Mobile Mini, Inc.....................................      5,800          166,547
 *Mobius Management Systems, Inc.......................      9,100           35,536
 Mocon, Inc............................................      1,600           11,376
 Modine Manufacturing Co...............................     14,100          359,057
 *Modis Professional Services, Inc.....................     43,400          247,814
 *Modtech Holdings, Inc................................      4,600           49,565
 *Moldflow Corp........................................      1,400           23,709
 *Molecular Devices Corp...............................      2,650           58,472
 *Monaco Coach Corp....................................      9,500          208,620
 *Monarch Casino and Resort, Inc.......................        900            4,725
 *Mondavi (Robert) Corp. Class A.......................      4,000          193,620
 *Monro Muffler Brake, Inc.............................      2,000           26,450
 Montana Power Co......................................      9,700          124,160
 *Monterey Bay Bancorp, Inc............................        600            6,585
 *Monterey Pasta Co....................................      6,700           47,168
 Mony Group, Inc.......................................        354           13,010
 *Moog, Inc. Class A...................................      1,800           65,700
 *Moore Medical Corp...................................        300            2,475
 *Morton's Restaurant Group, Inc.......................      1,100           28,325
 *#Mossimo, Inc........................................      2,300            6,843
 *Motient Corp.........................................      9,600           10,176

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Motor Car Parts & Accessories, Inc...................        200     $        265
 *Motor Cargo Industries, Inc..........................      1,700           15,853
 Movado Group, Inc.....................................      4,800           85,464
 *#MP3.com, Inc........................................        900            4,379
 *#Mpower Communications Corp..........................     20,700           36,846
 *MRO Software, Inc....................................     11,000          155,045
 *MRV Communications, Inc..............................     13,400          130,047
 *MS Carriers, Inc.....................................        500           14,770
 *MSC Industrial Direct Co., Inc.
   Class A.............................................      5,400           90,936
 *MSC Software Corp....................................      7,100          141,645
 *#MTI Technology Corp.................................     14,500           28,638
 *MTR Gaming Group, Inc................................     11,000          106,095
 MTS Systems Corp......................................      8,300          100,389
 Mueller (Paul) Co.....................................        200            6,125
 *Mueller Industries, Inc..............................      5,300          169,600
 *Multex.com, Inc......................................     15,800          254,933
 *Multi Color Corp.....................................        300            3,465
 Myers Industries, Inc.................................     10,840          163,142
 *Myriad Genetics, Inc.................................      2,500          155,263
 *N & F Worldwide Corp.................................      3,500           13,125
 *NABI, Inc............................................     17,000          106,250
 Nacco Industries, Inc. Class A........................      2,300          168,130
 *Nanogen, Inc.........................................      5,000           46,025
 *Nanometrics, Inc.....................................      2,800           75,306
 *Nanophase Technologies Corp..........................      6,100           69,906
 *Napco Security Systems, Inc..........................        400            1,928
 *Napro Biotherapeutics, Inc...........................     10,900          124,805
 Nash Finch Co.........................................      4,600          106,145
 *Nastech Pharmaceutical Co., Inc......................      3,400           26,350
 *NATCO Group, Inc. Class A............................      4,700           56,400
 *Nathans Famous, Inc..................................      2,000            6,600
 *National Bancshares Corp. of Texas...................        100            1,920
 *National Beverage Corp...............................      1,500           14,985
 National City Bancorp.................................      1,300           38,045
 National Commerce Financial Corp......................        302            7,342
 National Data Corp....................................     11,700          343,395
 *National Dentex Corp.................................        700           15,071
 *National Home Health Care Corp.......................      1,050            6,647
 *National Information Consortium, Inc.................     27,700           60,248
 *National Oilwell, Inc................................         69            2,381
 National Penn Bancshares, Inc.........................      5,565          111,300
 National Presto Industries, Inc.......................      2,800           77,000
 *National Processing, Inc.............................     10,600          259,170
 *National Research Corp...............................      2,100            8,673
 *National RV Holdings, Inc............................      4,800           51,360
 National Service Industries, Inc......................      9,900          250,965
 National Steel Corp. Class B..........................      6,700           11,055
 National Technical Systems, Inc.......................        900            1,890
 *National Techteam, Inc...............................        500            1,455
 *National Western Life Insurance Co. Class A..........        500           46,963
 *Natrol, Inc..........................................      2,000            4,110
 *Natural Wonders, Inc.................................        400              288
 Natures Sunshine Products, Inc........................      8,300           92,089
 *Nautica Enterprises, Inc.............................     15,800          323,347
 *Navarre Corp.........................................      2,300            2,875
 *Navidec, Inc.........................................      5,500           13,558
 *Navigant Consulting, Inc.............................     17,900          127,269
 *Navigant International, Inc..........................      6,600          108,339
 *Navigators Group, Inc................................        500            8,550
 *#NBC Internet, Inc. Class A..........................      2,500            5,413
                                                            SHARES           VALUE+
                                                            ------           ------
 NBT Bancorp...........................................     11,600     $    178,988
 *NBTY, Inc............................................     34,100          440,061
 NCH Corp..............................................        800           43,224
 *NCI Building Systems, Inc............................      8,900          120,595
 *Nco Escrow...........................................      2,600                0
 *NCO Group, Inc.......................................     10,200          296,055
 *#NCO Portfolio Management, Inc.......................        360            2,358
 *#NCS Healthcare, Inc.................................      1,600              384
 *Neff Corp. Class A...................................      5,100            5,559
 Nelson (Thomas), Inc..................................      5,000           35,250
 *Neogen Corp..........................................      1,500           19,688
 *NeoMagic Corp........................................     12,900           43,215
 *#NEON Communications, Inc............................      8,300           62,541
 *NEON Systems, Inc....................................      4,800           25,272
 *Neopharm, Inc........................................      7,100          176,116
 *Neorx Corp...........................................      9,200           47,242
 *Neose Technologies, Inc..............................      7,000          214,515
 *#Neotherapeutics, Inc................................      6,000           23,820
 *Net Perceptions, Inc.................................     13,400           22,043
 *#Net2Phone, Inc......................................     12,600          115,227
 *Netegrity, Inc.......................................      7,300          247,069
 *#Netergy Networks, Inc...............................      4,900            8,355
 *Netguru, Inc.........................................      3,000            7,140
 *NetIQ Corp...........................................      9,540          232,061
 *Netopia, Inc.........................................      6,900           39,020
 *NetRatings, Inc......................................        400            5,056
 *Netro Corp...........................................     10,900           49,214
 *Netscout System, Inc.................................      5,700           51,471
 *#NETsilicon, Inc.....................................      1,100            4,785
 *NetSolve, Inc........................................      5,500           39,215
 *Network Associates, Inc..............................     13,800          200,445
 *Network Equipment Technologies, Inc..................      8,700           33,060
 *Network Peripherals, Inc.............................      7,300           93,659
 *#Network Plus Corp...................................     30,900           95,327
 *Neurocrine Biosciences, Inc..........................     12,500          455,063
 *Neurogen Corp........................................      8,700          165,387
 *New Century Equity Holdings Corp.....................     19,000           23,655
 *#New Century Financial Corp..........................      7,400           71,632
 New England Business Services, Inc....................      5,800          100,920
 New Hampshire Thrift BancShares, Inc..................        100            1,400
 *New Horizons Worldwide, Inc..........................      2,775           50,991
 New Jersey Resources Corp.............................      8,800          392,832
 New York Community Bancorp Inc........................     13,758          454,496
 Newmil Bancorp, Inc...................................      1,600           18,248
 Newmont Mining Corp...................................      1,151           23,584
 *Newpark Resources, Inc...............................     34,800          448,920
 Newport Corp..........................................      8,700          280,445
 *Nexell Therapeutics, Inc.............................      2,550            5,240
 *NextCard, Inc........................................     26,600          241,927
 *Nexthealth, Inc......................................      3,400           17,561
 *Niagara Corp.........................................        900            1,800
 NL Industries, Inc....................................      7,800          125,424
 *NMS Communications Corp..............................     11,700           84,182
 NN, Inc...............................................      3,000           30,375
 *Nobel Learning Communities, Inc......................      1,200           10,452
 *Nobility Homes.......................................        900            6,773
 Nordson Corp..........................................      7,800          198,666
 *Norstan, Inc.........................................        300              759
 *Nortek, Inc..........................................      4,700          136,300
 *North American Scientific, Inc.......................      3,900           71,331

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 North Central Bancshares, Inc.........................        400     $      8,298
 North Pittsburgh Systems, Inc.........................      2,200           24,695
 Northeast Pennsylvania Financial Corp.................      1,400           17,430
 *#Northfield Laboratories, Inc........................      7,100          117,541
 *Northland Cranberries, Inc. Class A..................      5,500            6,655
 Northrim Bank.........................................      1,300           17,446
 Northrop Grumman Corp.................................         56            4,971
 Northwest Bancorp, Inc................................     10,200           95,574
 Northwest Natural Gas Co..............................     12,600          301,140
 Northwestern Corp.....................................     11,600          258,100
 *Novadigm, Inc........................................      5,100           55,233
 *#Novamed Eyecare, Inc................................     12,300           33,333
 *Novametrix Medical Systems, Inc......................      2,700           13,770
 *#Novatel Wireless, Inc...............................     20,500           62,013
 *Novavax, Inc.........................................      9,800           89,278
 *Novell, Inc..........................................      7,100           32,128
 *Novellus Systems, Inc................................      3,380          161,868
 *Noven Pharmaceuticals, Inc...........................     11,100          342,824
 *Novoste Corp.........................................      8,000          164,920
 *NPC International, Inc...............................      5,600           57,960
 *NPS Pharmaceuticals, Inc.............................      7,200          228,672
 *NQL, Inc.............................................      6,000            8,850
 *NS Group, Inc........................................     10,500          162,540
 *NTELOS, Inc..........................................      6,600          132,891
 *#NTN Communications, Inc.............................      7,000            4,830
 *Nu Horizons Electronics Corp.........................      6,745           74,161
 *#Nucentrix Broadband Networks, Inc...................      2,600           20,761
 *#NuCo2, Inc..........................................      3,600           48,384
 *Nuevo Energy Co......................................      8,800          176,880
 NUI Corp..............................................      6,658          143,280
 *Number Nine Visual Technology Corp...................        700                5
 *Numerex Corp. Class A................................      4,900           34,300
 *Numerical Technologies, Inc..........................      7,900          150,772
 NuSkin Enterprises, Inc...............................     14,900          105,790
 *Nutrition 21, Inc....................................      1,400            1,337
 *#Nx Networks, Inc....................................      2,100            1,995
 *NYFIX, Inc...........................................     12,475          322,042
 Nymagic, Inc..........................................      1,600           35,632
 *O.I. Corp............................................        300            1,013
 Oak Hill Financial, Inc...............................      1,200           17,520
 *Oak Technology, Inc..................................     23,403          242,338
 *Oakley, Inc..........................................     10,300          258,530
 *Oakwood Homes Corp...................................      9,400           19,740
 *Obie Media Corporation...............................      1,400           11,137
 *Oceaneering International, Inc.......................     10,900          256,150
 OceanFirst Financial Corp.............................      5,700          136,059
 *O'Charleys, Inc......................................      7,800          136,149
 *Ocular Sciences, Inc.................................     11,600          260,478
 *Ocwen Financial Corp.................................     33,600          312,480
 *Odwalla, Inc.........................................      1,000           10,355
 *Officemax, Inc.......................................     24,200           85,910
 *Official Payments Corp...............................      3,600           18,810
 *Offshore Logistics, Inc..............................     10,600          223,501
 Oglebay Norton Co.....................................      1,000           29,890
 Ohio Casualty Corp....................................     30,000          261,150
 Oil-Dri Corp. of America..............................        800            6,520
 *Old Dominion Freight Lines, Inc......................        800            8,700
 Old National Bancorp..................................        809           21,038
 Olin Corp.............................................      8,800          165,528
 Omega Financial Corp..................................      1,700           50,949
                                                            SHARES           VALUE+
                                                            ------           ------
 *Omega Protein Corp...................................      1,200     $      2,460
 *Omni Nutraceuticals, Inc.............................      7,800            1,287
 *#OmniVision Technologies, Inc........................      3,500           13,598
 Omnova Solutions, Inc.................................      1,200            6,540
 *On Assignment, Inc...................................     13,000          278,395
 *On Command Corp......................................        100              605
 *#On Technology Corp..................................      1,300            1,086
 *One Price Clothing Stores, Inc.......................      1,900            1,653
 Oneida, Ltd...........................................      8,200          147,026
 Oneok, Inc............................................      7,100          298,910
 *OneSource Information Services, Inc..................      4,200           34,692
 *Online Resources Corp................................      5,800           11,861
 *Ontrack Data International, Inc......................      3,600           21,366
 *Onyx Pharmacueticals, Inc............................      8,100           88,533
 *Onyx Software Corp...................................     18,500          109,243
 *Open Market, Inc.....................................     23,300           31,106
 *Opinion Research Corp................................        600            4,290
 *Opti, Inc............................................      5,200           18,798
 *#Optical Cable Corp..................................     28,200          318,801
 *Optical Sensors, Inc.................................      1,800              738
 *OpticNet, Inc........................................        950                0
 *Option Care, Inc.....................................      3,600           59,652
 *OraPharma, Inc.......................................      3,200           22,928
 *OraSure Technologies, Inc............................      8,800           99,396
 *Oratec Interventions, Inc............................      3,200           19,104
 *Orbital Sciences Corp................................     18,800           74,824
 Oregon Steel Mills, Inc...............................     12,900           93,009
 Oregon Trail Financial Corp...........................        700           10,399
 *O'Reilly Automotive, Inc.............................      9,200          231,886
 *Organogenesis, Inc...................................     15,500          126,015
 *Oroamerica, Inc......................................        600            8,079
 *#Orphan Medical, Inc.................................      4,200           50,568
 *OrthAlliance, Inc....................................      1,200            3,732
 *Orthodontic Centers of America, Inc..................      9,600          294,720
 *Orthologic Corp......................................     15,100           46,433
 Oshkosh B'Gosh, Inc. Class A..........................      5,000          148,875
 Oshkosh Truck Corp. Class B...........................      8,100          302,252
 *#Oshman's Sporting Goods, Inc........................      1,400           23,730
 OSI Pharmaceutical, Inc...............................      6,500          293,800
 *OSI Systems, Inc.....................................      3,000           12,075
 *Osmonics, Inc........................................      3,600           40,464
 *Osteotech, Inc.......................................      7,000           32,900
 *OTG Software, Inc....................................      6,700           42,378
 Otter Tail Power Co...................................     11,900          292,621
 *Outlook Group Corp...................................        700            3,588
 *Overland Data........................................      5,200           29,614
 Overseas Shipholding Group, Inc.......................     10,400          363,896
 Owens & Minor, Inc....................................     16,400          304,220
 *#Owens Corning.......................................      1,900            3,819
 *Owens-Illinois, Inc..................................     36,500          257,690
 Owosso Corp...........................................        700              798
 Oxford Industries, Inc................................      2,300           49,795
 *Oxigene, Inc.........................................      5,700           31,493
 *OYO Geospace Corp....................................      1,700           41,285
 *#P.F. Chang's China Bistro, Inc......................      5,200          200,590
 Pacific Capital Bancorp...............................     13,200          351,714
 *#Pacific Gateway Exchange, Inc.......................      5,000               88
 Pacific Northwest Bancorp.............................      7,500          136,838
 *Pacific Sunwear of California, Inc...................     11,100          254,801
 *Pacificare Health Systems, Inc.......................     14,000          247,800
 *Packard BioScience Co................................      5,500           35,613
 *Packeteer, Inc.......................................     13,200           96,954

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Pac-West Telecomm, Inc...............................      7,200     $     15,264
 *Pagasus Systems, Inc.................................      5,600           64,708
 *Palm Harbor Homes, Inc...............................      5,631          112,930
 *PAM Transportation Services, Inc.....................        900            8,595
 Pamrapo Bancorp, Inc..................................        500           12,125
 *#Panavision, Inc.....................................        500            2,900
 *Panera Bread Co......................................      5,300          194,590
 *Panja, Inc...........................................      1,400            6,475
 *Pantry, Inc..........................................      9,100           69,570
 *Papa John's International, Inc.......................     10,500          268,275
 *Paradyne Networks Corp...............................     16,300           33,334
 *Paragon Technologies, Inc............................        400            2,960
 *Parallel Petroleum Corp..............................     10,200           52,377
 *Paravant, Inc........................................      4,100            6,868
 *Parexel International Corp...........................     12,300          169,494
 Park Electrochemical Corp.............................      7,850          170,110
 *Parker Drilling Co...................................     46,100          294,118
 *#Parkervision, Inc...................................      4,000          103,160
 *Park-Ohio Holdings Corp..............................      2,300           11,316
 Parkvale Financial Corp...............................      1,200           28,770
 *Parlex Corp..........................................      2,800           34,790
 *Patient Infosy.......................................      1,600              208
 Patina Oil & Gas Corp.................................     10,100          305,020
 Patriot Bank Corp.....................................      3,050           26,611
 *Patriot Transportation Holding, Inc..................        500            8,938
 *Patterson-UTI Energy, Inc............................     13,700          403,328
 *Paxar Corp...........................................     21,100          253,200
 *Paxson Communications Corp...........................     27,900          345,960
 *PC Connection, Inc...................................      5,900           91,922
 *PCD, Inc.............................................      1,700            8,373
 *P-Com, Inc...........................................      7,100            5,574
 *PC-Tel, Inc..........................................      4,100           40,980
 *PEC Solutions, Inc...................................      2,300           52,912
 *Pediatrix Medical Group, Inc.........................      7,700          210,287
 Peerless Manufacturing Co.............................        200            5,649
 *Peerless Systems Corp................................      1,600            2,600
 *Pegasus Communications Corp. Class A.................      7,100          151,798
 *Pegasystems, Inc.....................................      7,700           23,562
 Penford Corp..........................................        500            6,353
 *Penn National Gaming, Inc............................      7,500          152,213
 *#Penn Treaty American Corp...........................        600            2,520
 Penn Virginia Corp....................................      3,700          136,604
 Penn-America Group, Inc...............................      1,200           12,066
 Pennfed Financial Services, Inc.......................        800           18,012
 *Pentacon, Inc........................................        700              630
 Penton Media, Inc.....................................     15,900          316,410
 *Penwest Pharmaceuticals Company......................      6,300           98,690
 Peoples Bancshares, Inc. Massachusetts................        600            8,610
 Peoples Holding Co....................................        900           27,000
 Pep Boys - Manny, Moe & Jack..........................     26,700          234,960
 *Performance Food Group Co............................     11,200          288,904
 *Performance Technologies, Inc........................      6,650           93,300
 *Pericom Semiconductor Corp...........................     11,200          164,360
 *Perini Corp..........................................      5,600           48,440
 *Perrigo Co...........................................     32,700          455,675
 *Per-Se Technologies, Inc.............................      7,133           42,299
 *Personnel Group of America, Inc......................      5,500            9,680
 *Pervasive Software, Inc..............................      1,500            2,190
 *Petrocorp, Inc.......................................      1,000           10,490
 *Petroleum Development Corp...........................      8,100           65,043
                                                            SHARES           VALUE+
                                                            ------           ------
 *PetSmart, Inc........................................     55,700     $    298,274
 PFF Bancorp, Inc......................................      6,700          145,692
 *Pharmaceutical Products Development Service Co.......     15,000          481,425
 *Pharmaceutical Resources, Inc........................     14,800          369,408
 *Pharmacopeia, Inc....................................     11,700          233,942
 *Pharmacyclics........................................      8,000          224,560
 *Pharmanetics, Inc....................................      1,500           16,065
 *Pharmchem Laboratories, Inc..........................        900            3,204
 *Phar-Mor, Inc........................................      2,100            1,638
 *Philadelphia Consolidated Holding Corp...............      6,100          193,035
 Philadelphia Suburban Corp............................     12,700          289,814
 Phillips-Van Heusen Corp..............................     13,700          212,350
 *Phoenix Technologies, Ltd............................     13,000          171,015
 *Photoelectron Corp...................................      1,600            7,664
 *PhotoMedex, Inc......................................      4,400           21,934
 *Photon Dynamics, Inc.................................      5,600          176,484
 *PhotoWorks, Inc......................................        800              640
 *Photronics, Inc......................................     11,795          274,293
 *Physiometrix, Inc....................................      3,200           12,400
 *Pico Holdings, Inc...................................      5,800           76,589
 *Picturetel Corp......................................     15,100           80,936
 Piedmont Natural Gas Co...............................      1,400           49,686
 Pier 1 Imports, Inc...................................     21,000          246,750
 *Pierre Foods, Inc....................................      1,100            1,463
 Pilgrim Pride Corp....................................     13,800          165,600
 *#Pillowtex Corp......................................      1,400              154
 Pinnacle Bancshares, Inc..............................        100              788
 *Pinnacle Entertainment, Inc..........................      3,600           33,156
 *Pinnacle Global Group, Inc...........................        700            4,235
 *Pinnacle Systems, Inc................................     23,000          163,300
 *Pioneer Natural Resources Co.........................        700           14,770
 Pioneer Standard Electronics, Inc.....................     15,800          178,619
 Pitt-Des Moines, Inc..................................      1,800           62,100
 Pittston Brink's Group................................     12,418          291,823
 *Plains Resources, Inc................................      8,700          217,500
 *Planar Systems, Inc..................................      5,500          122,898
 *PlanetCAD, Inc.......................................      1,900            1,159
 *Plantronics, Inc.....................................     11,800          255,824
 *PlanVista Corp.......................................      2,729           22,378
 *Plato Learning, Inc..................................      3,300           89,414
 *Playboy Enterprises, Inc. Class A....................        400            5,272
 *Playboy Enterprises, Inc. Class B....................      9,000          134,730
 *Playtex Products, Inc................................     30,400          307,952
 *Plexus Corp..........................................      9,900          298,931
 *#Pliant Systems, Inc.................................        900               83
 *PLX Technology, Inc..................................      3,300           22,275
 PMA Capital Corp. Class A.............................        300            5,145
 Pocahontas Bancorp, Inc...............................      1,600           11,824
 Pogo Producing Co.....................................      8,800          253,880
 Polaris Industries, Inc...............................      5,300          228,165
 Polaroid Corp.........................................     22,600          108,028
 *Polymedica Industries, Inc...........................      6,000          191,430
 Polymer Group, Inc....................................     16,000           48,000
 Polyone Corp..........................................     10,600           96,036
 *Pomeroy Computer Resource, Inc.......................      6,300           96,075
 Pope & Talbot, Inc....................................      7,000           99,400
 *Portal Software, Inc.................................     34,900          186,192
 *#Possis Medical, Inc.................................      8,300           75,489
 Potlatch Corp.........................................      4,600          158,148
 *Powell Industries, Inc...............................      1,300           39,156

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Power Intergrations, Inc.............................     13,700     $    165,428
 *Powercerv Corp.......................................      2,600              403
 *Powerwave Technologies, Inc..........................     11,500          156,458
 *PPT Vision, Inc......................................        200              433
 *PracticeWorks, Inc...................................      2,625           18,349
 Precision Castparts Corp..............................      3,400          152,218
 *#Pre-Paid Legal Services, Inc........................      7,400          115,366
 Presidential Life Corp................................     15,000          264,225
 *Presstek, Inc........................................      9,800          126,175
 *#Preview Systems, Inc................................      2,800            8,554
 *#Previo, Inc.........................................      1,600            6,200
 *PRI Automation, Inc..................................     12,600          211,176
 *Price Communications Corp............................      8,843          163,419
 *Priceline.com, Inc...................................     39,200          211,092
 *Pricesmart, Inc......................................        400           17,150
 *#Pride International, Inc............................      2,500           66,575
 *Prima Energy Corp....................................      6,425          170,937
 *Prime Hospitality Corp...............................     21,700          249,550
 *Prime Medical Services, Inc..........................      3,200           17,024
 *PRIMEDIA, Inc........................................     23,174          201,150
 Primesource Corp......................................      1,200            4,878
 *#Primus Knowledge Solutions, Inc.....................      9,000           30,600
 *Primus Telecommunications Group, Inc.................     16,100           19,079
 *Princeton Video Image, Inc...........................      5,000           23,175
 *Printware, Inc.......................................        600            1,356
 *Priority Healthcare Corp.............................      3,800          131,366
 *ProBusiness Services, Inc............................     11,800          292,876
 *#Procom Technology, Inc..............................      2,200           23,188
 *Prodigy Communications Corp..........................     25,000           90,875
 *Professional Detailing, Inc..........................      3,400          314,823
 *Professionals Group, Inc.............................      1,800           48,816
 *Profit Recovery Group International, Inc.............     17,300          172,741
 *Progenics Pharmaceuticals, Inc.......................      3,100           66,108
 *Programmers Paradise, Inc............................        800            2,700
 Progress Financial Corp...............................      1,154            9,088
 *Progress Software Corp...............................     17,800          288,093
 Promistar Financial Corp..............................      7,935          136,958
 *ProsoftTraining.com..................................     11,400           24,111
 *Provant, Inc.........................................      9,800           24,549
 *#Provell, Inc........................................      2,900           11,644
 Providence & Worcester Railroad Co....................        700            7,000
 *#Provident Bancorp, Inc..............................      1,000           21,175
 Provident Bankshares Corp.............................     13,897          333,806
 *Provident Financial Holdings, Inc....................        300            6,765
 *Province Healthcare Co...............................      9,000          242,145
 *Proxim, Inc..........................................      6,500           92,918
 *#Psinet, Inc.........................................      5,000              350
 *PSS World Medical, Inc...............................     35,500          182,293
 Psychemedics Corp.....................................      6,400           27,520
 *PTEK Holdings, Inc...................................     15,100           38,354
 Public Service Co. of New Mexico......................     11,900          430,423
 Pulaski Financial Corp................................        700            9,083
 *#Puma Technology, Inc................................     11,500           41,630
 *#PurchasePro.com, Inc................................      9,000           15,525
 *Pure Resources, Inc..................................      3,441           84,339
 *PW Eagle, Inc........................................      3,900           32,936
 PXRE Group, Ltd.......................................      2,200           38,280
 *#PYR Energy Corp.....................................      3,600           31,644
 *Qad, Inc.............................................      6,600           22,077
 *QRS Corp.............................................      7,600           86,678
                                                            SHARES           VALUE+
                                                            ------           ------
 *Quad Systems Corp....................................        400     $          1
 Quaker Chemical Corp..................................      2,200           44,506
 *Quaker City Bancorp, Inc.............................        787           23,110
 *Quaker Fabric Corp...................................      7,900           87,532
 *Quality Dining, Inc..................................      2,300            4,888
 *Quality Systems, Inc.................................      1,200           17,046
 Quanex Corp...........................................      6,700          149,745
 *Quentra Network Systems, Inc.........................      1,600               37
 *Questcor Pharmaceuticals, Inc........................      4,100            2,296
 *Questron Technology, Inc.............................      1,200            4,500
 *Quicklogic Corp......................................      4,200           21,315
 *Quidel Corp..........................................     12,400           52,638
 *Quiksilver, Inc......................................     11,000          273,350
 *Quipp, Inc...........................................        300            5,082
 Quixote Corp..........................................      1,600           40,312
 *R H Donnelley Corp...................................     11,200          319,200
 *Racing Champions Corp................................      2,700            8,843
 Radian Group, Inc.....................................      2,948          250,285
 *Radiance Medical Systems, Inc........................      1,700            9,129
 *Radiant Systems, Inc.................................     13,800          192,579
 *Radio One, Inc.......................................      6,700          127,166
 *Radiologix, Inc......................................      5,900           18,290
 *RadiSys Corp.........................................      8,711          215,684
 *#Railamerica, Inc....................................      9,300          122,109
 *RailWorks Corp.......................................      6,100           27,206
 *Rainbow Technologies, Inc............................      6,300           37,359
 *Ralcorp Holdings, Inc................................     14,900          236,910
 *Rambus, Inc..........................................     23,600          259,482
 *Range Resources Corp.................................     21,800          130,800
 *Rare Hospitality International, Inc..................      9,300          216,365
 *Rare Medium Corp.....................................     10,600            7,261
 Raven Industries, Inc.................................        800           19,996
 *Ravenswood Winery, Inc...............................        700           20,521
 *#Ravisent Technologies, Inc..........................      8,500           17,043
 *Rawlings Sporting Goods, Inc.........................        800            4,144
 Rayonier, Inc.........................................      6,500          290,810
 *Rayovac Corp.........................................     13,800          302,220
 *Raytech Corp.........................................        400            1,240
 *RCM Technologies, Inc................................      5,300           25,308
 *#RCN Corp............................................     20,400          112,608
 *Read-Rite Corp.......................................     28,400          142,994
 *Recoton Corp.........................................      5,900          108,354
 *Red Hat, Inc.........................................     31,900          173,696
 *#Redhook Ale Brewery, Inc............................        600            1,239
 Redwood Empire Bancorp................................        700           21,872
 *Reebok International, Ltd............................     18,900          545,076
 *Refac................................................        200              451
 Regal Beloit Corp.....................................     10,500          212,100
 *Regeneron Pharmaceuticals, Inc.......................      5,400          172,341
 *Regent Communications, Inc...........................     17,300          128,453
 Regis Corp............................................     20,400          391,170
 *Register.Com, Inc....................................      6,700           51,255
 *Rehabcare Group, Inc.................................      7,600          330,524
 *Rehabilicare, Inc....................................      5,400           18,036
 *Reliability, Inc.....................................      1,800            6,525
 Reliance Steel and Aluminum Co........................     13,900          380,165
 *Remec, Inc...........................................     22,250          182,673
 *Remedy Corp..........................................     14,200          254,890
 *RemedyTemp, Inc......................................        700            8,621
 *Remington Oil & Gas Corp.............................     10,700          176,550
 *Renaissance Learning, Inc............................      9,800          377,986
 *Renal Care Group, Inc................................      4,700          133,833

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Rent-A-Center, Inc..................................      8,500     $    380,375
 *Rentrak Corp.........................................      5,300           18,391
 *Rent-Way, Inc........................................      7,500           53,250
 *Repligen Corp........................................      7,800           23,790
 *#Reptron Electronics, Inc............................      3,200           18,864
 Republic Bancorp, Inc.................................     23,271          312,879
 Republic Bancorp, Inc. Class A........................        100              980
 *Republic Bankshares, Inc.............................      3,100           50,918
 *Republic First Bancorp, Inc..........................        400            2,260
 *Res-Care, Inc........................................     12,200           60,390
 *#ResMed, Inc.........................................      2,600          141,960
 *ResortQuest International, Inc.......................      3,800           46,512
 Resource America, Inc.................................      8,900          121,752
 Resource Bancshares Mortgage Group, Inc...............      4,706           33,789
 *Respironics, Inc.....................................     10,100          282,649
 *Restoration Hardware, Inc............................      4,100           23,719
 *#Revlon, Inc.........................................      8,000           48,880
 *Rex Stores Corp......................................      3,300           74,250
 *RF Monolithics, Inc..................................        300            1,424
 RGC Resources, Inc....................................        300            5,970
 RGS Energy Group, Inc.................................      1,100           41,074
 *#Rhythms NetConnections, Inc.........................      1,700              361
 *Ribozyme Pharmaceuticals.............................      6,900           63,101
 Richardson Electronics, Ltd...........................      4,700           58,727
 Richmond County Financial Corp........................     13,400          446,555
 *Richton International Corp...........................        500           17,750
 *Riddell Sports, Inc..................................      2,300            3,335
 Riggs National Corp...................................     13,200          210,606
 *Right Management Consultants, Inc....................      1,800           34,650
 *Rightchoice Managed Care, Inc........................        600           23,400
 *Rimage Corp..........................................      4,200           38,220
 *Rita Medical Systems, Inc............................      2,700           12,056
 Riverview Bancorp, Inc................................        900            8,955
 Rivianna Foods, Inc...................................      4,300           71,144
 *Riviera Holdings Corporation.........................      1,100            7,205
 *Riviera Tool Co......................................        300              504
 RLI Corp..............................................      3,400          140,352
 *RMH Teleservices, Inc................................      2,200           18,480
 Roadway Express, Inc..................................      8,700          228,332
 Roanoke Electric Steel Corp...........................      1,500           23,280
 Robbins & Myers, Inc..................................      3,300           82,005
 *Robotic Vision Systems, Inc..........................      4,300            6,687
 *Rock of Ages Co......................................        700            4,113
 Rock-Tenn Co. Class A.................................      8,900           97,010
 *Rocky Shoes & Boots, Inc.............................        600            2,799
 *Rofin-Sinar Technologies, Inc........................      5,500           64,845
 *Rogers Corp..........................................      7,500          196,500
 *Rogue Wave Software, Inc.............................      5,500           23,485
 *Rohn Industries, Inc.................................     23,700          140,067
 Rollins, Inc..........................................     15,000          282,750
 Roper Industries, Inc.................................      5,400          221,832
 *Rottlund, Inc........................................        500            2,475
 Rouge Industries, Inc. Class A........................      2,900            6,061
 *Roxio, Inc...........................................      1,481           17,187
 *Royal Appliance Manufacturing Co.....................      4,500           22,275
 Royal Bancshares of Pennsylvania Class A..............        105            1,836
 *#Royal Energy, Inc...................................        345            5,636
 RPC, Inc..............................................      7,100          102,240
 RPM, Inc..............................................     24,500          202,370
 *RTI International Metals, Inc........................     10,400          149,968
                                                            SHARES           VALUE+
                                                            ------           ------
 Ruby Tuesday, Inc.....................................     15,600     $    265,200
 Ruddick Corp..........................................     23,100          348,348
 *Rudolph Technologies, Inc............................      1,000           44,065
 *Rural Cellular Corp. Class A.........................      5,200          208,286
 Russ Berrie & Co., Inc................................      9,900          264,825
 Russell Corp..........................................     15,900          285,405
 *RWD Technologies, Inc................................      3,000           14,100
 *Ryans Family Steak Houses, Inc.......................     16,000          198,000
 Ryder System, Inc.....................................      5,000          109,700
 Ryerson Tull, Inc.....................................     11,100          145,410
 Ryland Group, Inc.....................................      6,464          292,819
 *S&K Famous Brands, Inc...............................        900            7,578
 S&T Bancorp, Inc......................................      7,900          171,114
 *S1 Corporation.......................................     25,300          284,499
 *Saba Software, Inc...................................     10,800          129,384
 *#Sabratek Corp.......................................        600                3
 *Safeguard Scientifics, Inc...........................     52,600          320,334
 *SafeNet, Inc.........................................      2,800           35,784
 *Safety Components International, Inc.................         14               71
 *Saga Communications, Inc. Class A....................      2,900           57,913
 *SAGA Systems, Inc. Escrow Shares.....................     14,700                0
 *Sage, Inc............................................      2,185           24,636
 *#Salton/Maxim Housewares, Inc........................      2,700           53,730
 *Sames Corp...........................................        200               60
 *Samsonite Corp.......................................      4,900           13,475
 *San Filippo (John B.) & Son, Inc.....................      1,100            5,638
 *Sanchez Computer Associates, Inc.....................      7,000           90,440
 Sanderson Farms, Inc..................................      2,700           36,369
 Sandy Spring Bancorp, Inc.............................      1,900           58,862
 *Sangstat Medical Corp................................      8,300           92,587
 *Sapient Corp.........................................     10,800          103,302
 *#Satcon Technology Corp..............................      3,300           48,461
 *Saucony, Inc. Class A................................        300            1,842
 Sauer, Inc............................................     13,600          127,840
 *Sawtek, Inc..........................................      5,400          108,000
 *SBE, Inc.............................................        100              270
 *SBS Technologies, Inc................................      6,800          124,304
 *ScanSource, Inc......................................      2,800          138,922
 *SCC Communications Corp..............................      5,600           82,012
 Schawk, Inc. Class A..................................      4,600           50,140
 *Scheid Vineyards, Inc................................        700            2,310
 *Schein (Henry), Inc..................................      8,400          317,646
 *Scherer Healthcare, Inc..............................        400            1,350
 *#Schick Technologies, Inc............................        500              510
 *Schieb (Earl), Inc...................................        400              940
 *Schlotzskys, Inc.....................................      3,000           15,480
 Schnitzer Steel Industries, Inc.
   Class A.............................................      1,100           15,455
 *Scholastic Corp......................................      2,700          107,879
 *School Specialty, Inc................................        900           20,754
 *Schuff Steel Company.................................        100              615
 *Schuler Homes, Inc...................................      2,000           28,350
 Schulman (A.), Inc....................................     14,600          185,931
 Schultz Sav-O Stores, Inc.............................      1,200           16,956
 Schweitzer-Maudoit International, Inc.................      6,100          127,490
 *Sciclone Pharmaceuticals, Inc........................      6,500           34,223
 *Scientific Games Corp................................     14,800           63,196
 *#Scientific Learning Corp............................      1,600            4,336
 *Scios-Nova, Inc......................................     17,500          400,838
 *SCM Microsystems, Inc................................      3,700           36,279
 Scope Industries, Inc.................................        200            8,230
 *Scotts Co. Class A...................................      6,800          310,760

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *SCP Pool Corp........................................      8,500     $    289,043
 Seaboard Corp.........................................        250           48,250
 *Seachange International, Inc.........................      6,200          117,707
 *Seacor Smit, Inc.....................................      3,500          166,950
 Second Bancorp, Inc...................................      1,300           27,710
 *Secure Computing Corp................................      4,300           67,467
 *SED International Holdings, Inc......................      1,300            1,469
 *SEEC, Inc............................................      3,000            8,415
 *Segue Software, Inc..................................      3,500           10,588
 *Seitel, Inc..........................................     12,000          210,000
 *Selectica, Inc.......................................      6,700           32,026
 Selective Insurance Group, Inc........................     11,100          277,556
 SEMCO Energy, Inc.....................................      8,100          115,425
 *Semitool, Inc........................................     12,700          147,193
 *SEMX Corp............................................        600            2,685
 *Seneca Foods Corp. Class B...........................        400            5,380
 Sensient Technologies Corp............................      8,200          155,964
 Sensormatic Electronics Corp..........................     15,500          244,125
 *Sequa Corp. Class A..................................      1,400           70,056
 *Sequa Corp. Class B..................................        500           30,500
 *#Sequenom, Inc.......................................      3,200           47,792
 *SeraCare, Inc........................................      2,200           14,300
 *SERENA Software, Inc.................................      8,600          224,933
 *Serologicals Corp....................................     11,300          257,923
 *Service Corp. International..........................     28,000          197,680
 *ServiceWare Technologies, Inc........................        200              201
 Sevenson Environmental Services, Inc..................        440            5,819
 *Shared Technologies Cellular, Inc....................      1,800              585
 *Sharper Image Corp...................................      4,800           55,800
 *Shaw Group, Inc......................................      6,200          364,436
 *#Sheffield Medical Technologies, Inc.................     11,300           46,217
 *#Sheldahl, Inc.......................................      5,400            9,450
 *Shoe Carnival, Inc...................................      6,000           71,310
 *Shoe Pavilion, Inc...................................        600              714
 *Sholodge, Inc........................................        500            2,675
 *Shopko Stores, Inc...................................     12,900           96,750
 *Shuffle Master, Inc..................................      5,400          174,987
 *SICOR, Inc...........................................     11,600          199,230
 Siebert Financial Corp................................      7,200           38,160
 *Sierra Health Services, Inc..........................     12,400           75,020
 Sierra Pacific Resources..............................     17,300          266,420
 Sifco Industries, Inc.................................      1,000            5,400
 *Sight Resource Corp..................................        900              324
 *Sigma Designs, Inc...................................      2,600            6,435
 *Signal Technology Corp...............................      4,000           40,000
 *Silicon Graphics, Inc................................     76,500          161,415
 *#Silicon Laboratories, Inc...........................     11,600          204,798
 *Silicon Storage Technology, Inc......................     20,000          198,500
 *Silicon Valley Bancshares............................      5,000          138,275
 *Siliconix, Inc.......................................     12,000          388,380
 *Silver Stream Software, Inc..........................      6,300           41,675
 *Silverleaf Resorts, Inc..............................      3,900            2,262
 *Simon Transportation Services, Inc...................        600            2,955
 *Simon Worldwide, Inc.................................      7,800           20,631
 *SimpleTech, Inc......................................      5,300           16,139
 *Simpson Manufacturing Co., Inc.......................        100            4,720
 *Simula, Inc..........................................      3,900           12,090
 *Sinclair Broadcast Group, Inc.
   Class A.............................................      9,300           83,375
 *Sipex Corp...........................................      6,600           72,006
 *Sitel Corp...........................................     34,100           77,407
                                                            SHARES           VALUE+
                                                            ------           ------
 *Sizzler International, Inc...........................      5,800     $      7,830
 SJNB Financial Corp...................................        700           27,930
 SJW Corp..............................................        400           31,900
 *Skechers U.S.A., Inc. Class A........................      1,200           42,120
 *SkillSoft Corp.......................................      2,100           65,247
 *Skyepharma P.L.C. ADR................................         87            1,044
 Skyline Corp..........................................      2,600           63,180
 *SkyMall, Inc.........................................      4,700           13,066
 Skywest, Inc..........................................      5,000          141,975
 SL Industries, Inc....................................      1,100           12,760
 SLI, Inc..............................................     17,400          123,540
 *SmartDisk Corp.......................................      2,800            7,392
 *SMC Corp.............................................        300            1,095
 Smith (A.O.) Corp.....................................      7,400          124,690
 *Smith Micro Software, Inc............................      1,600            2,496
 *Smithway Motor Express Corp.
   Class A.............................................        700            1,733
 *Socrates Technolgies Corp............................      3,300              149
 *#Software Spectrum, Inc..............................        500            6,068
 *Sola International, Inc..............................      1,200           16,980
 Sonesta International Hotels Corp. Class A............        400            3,808
 *Sonic Automotive, Inc................................     11,400          151,620
 *Sonic Corp...........................................     13,200          330,000
 *#Sonic Foundry, Inc..................................      5,100            9,945
 *Sonic Solutions......................................      2,600            3,315
 *SONICblue, Inc.......................................     36,524          132,765
 *Sonus Pharmaceuticals, Inc...........................      2,300            6,153
 *#Sorrento Networks Corp..............................      3,500           40,443
 *Sotheby's Holdings, Inc. Class A.....................      5,500          105,655
 *Sound Advice, Inc....................................        200            2,742
 *#Source Information Management, Inc..................      8,700           55,071
 South Financial Group, Inc............................     17,280          279,590
 South Jersey Industries, Inc..........................      4,000          121,600
 *Southern Union Co....................................      7,651          151,949
 *Southwall Technologies, Inc..........................      3,100            8,262
 *Southwest Bancorporation of Texas, Inc...............      8,500          267,453
 Southwest Gas Corp....................................     15,800          365,454
 *#Southwest Securities Group, Inc.....................      7,180          149,703
 Southwest Water Co....................................      4,300           56,330
 *Southwestern Energy Co...............................     12,500          191,875
 *#Spacehab, Inc.......................................      1,600            3,792
 *Spacelabs Medical, Inc...............................      4,300           46,333
 Span-American Medical System, Inc.....................        200              921
 *Spanish Broadcasting System, Inc.....................     11,100           71,651
 *SPAR Group, Inc......................................        700              833
 Spartech Corp.........................................     12,200          237,900
 *Sparton Corp.........................................        700            4,550
 *Special Metals Corp..................................        900            2,858
 *SpectraLink Corp.....................................      8,900           81,480
 *Spectranetics Corp...................................      5,600           15,512
 *Spectra-Physics Laser, Inc...........................      6,600          132,297
 *Spectrasite Holdings, Inc............................     11,900           87,168
 *Spectrian Corp.......................................      5,500           91,905
 *Spectrum Control, Inc................................      4,600           40,710
 *SpectRx, Inc.........................................        700            5,583
 *SpeedFam-IPEC, Inc...................................     10,800           49,194
 *Speedway Motorsports, Inc............................      9,200          211,508
 *Spherion Corporation.................................     31,100          225,475
 Spiegel, Inc. Class A Non-Voting......................      5,900           44,929
 *Spinnaker Exploration Co.............................      6,500          264,420

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Spire Corp...........................................        600     $      4,116
 *Sport Chalet, Inc....................................        600            5,220
 *Sport-Haley, Inc.....................................        600            1,953
 *Sports Authority, Inc................................     14,600           43,362
 *SportsLine USA, Inc..................................     13,200           36,630
 *Sportsman's Guide, Inc...............................        100              206
 Springs Industries, Inc. Class A......................      4,800          216,960
 *SPS Technologies, Inc................................      4,800          241,440
 *SPSS, Inc............................................      5,331           79,085
 *SRF/Surgical Express, Inc............................      1,100           31,020
 *SRS Labs, Inc........................................      3,800           17,860
 *SS&C Technologies, Inc...............................      7,900           38,947
 *#SSE Telecom, Inc....................................      1,300              104
 St. Francis Capital Corp..............................      3,000           65,205
 St. Mary Land & Exploration Co........................     12,600          279,783
 *Staar Surgical Co....................................      6,400           21,952
 Staff Leasing, Inc....................................      9,800           36,309
 Standard Commercial Corp..............................      3,200           57,280
 *Standard Management Corp.............................      3,100           17,283
 *Standard Microsystems Corp...........................      8,000           96,600
 Standard Motor Products, Inc.
   Class A.............................................      5,000           67,500
 Standard Pacific Corp.................................     15,000          276,750
 Standard Register Co..................................     10,700          176,550
 Standex International Corp............................      5,100          112,710
 *Stanley Furniture, Inc...............................      1,600           53,512
 *Star Scientific, Inc.................................     20,500           58,015
 *#STAR Telecommunications, Inc........................      9,700              204
 *StarMedia Network, Inc...............................     20,800           57,096
 *#Starmet Corp........................................      1,000              100
 Starrett (L.S.) Co. Class A...........................        500           11,075
 *#Startec Global Communications Corp..................      5,500            1,293
 *StarTek, Inc.........................................      2,000           38,420
 State Auto Financial Corp.............................     15,500          236,065
 State Financial Services Corp.
   Class A.............................................      4,000           49,660
 Staten Island Bancorp, Inc............................     14,700          391,755
 *Station Casinos, Inc.................................     12,650          220,237
 *Steak n Shake Co.....................................     14,482          120,201
 *Steel Dynamics, Inc..................................     19,200          265,728
 Steel Technologies, Inc...............................        300            1,988
 *Stein Mart, Inc......................................     16,500          173,993
 *Steinway Musical Instruments, Inc....................      1,200           24,168
 *#Stemcells, Inc......................................      3,600           10,566
 Stepan Co.............................................        600           14,340
 Stephan Co............................................        900            2,700
 *Stericycle, Inc......................................      7,400          315,536
 *STERIS Corp..........................................     15,300          264,843
 Sterling Bancorp......................................      1,760           52,061
 Sterling Bancshares...................................     13,100          228,137
 *Sterling Financial Corp..............................      2,310           34,823
 Stewart & Stevenson Services, Inc.....................     14,000          407,470
 Stewart Enterprises, Inc..............................     48,700          370,364
 *Stewart Information Services Corp....................      5,300           90,895
 Stifel Financial Corp.................................      3,600           46,980
 *Stillwater Mining Co.................................      4,200          133,560
 *STM Wireless, Inc. Class A...........................      1,600            2,944
 *Stone & Webster, Inc.................................      2,800            3,808
 *Stone Energy Corp....................................      4,235          222,338
 *Stoneridge, Inc......................................      4,100           37,310
 *#Storage Computer Corp...............................      5,500           46,200
 *Storage Technology Corp..............................      2,500           37,375
                                                            SHARES           VALUE+
                                                            ------           ------
 *Stratasys, Inc.......................................      2,400     $      8,220
 *#Strategic Diagnostics, Inc..........................      7,100           26,980
 *Strategic Distribution, Inc..........................        600            4,965
 *Stratesec, Inc.......................................      2,500            3,700
 *Stratos Lightwave, Inc...............................     25,843          294,223
 *Strattec Security Corp...............................        900           30,713
 *Stratus Properties, Inc..............................      1,350           15,626
 Strayer Ed, Inc.......................................      7,700          344,267
 Stride Rite Corp......................................     20,800          168,480
 *Strouds, Inc.........................................        700               19
 *Structural Dynamics Research Corp....................     18,100          438,292
 *Student Advantage, Inc...............................     11,400           28,557
 Sturm Ruger & Co., Inc................................     13,500          124,335
 *#Styleclick, Inc. Class A............................      3,600            5,310
 *Suburban Lodges of America, Inc......................      4,100           31,058
 *Success Bancshares, Inc..............................        500            9,178
 *Successories, Inc....................................        600            1,020
 *Summa Industries, Inc................................        300            2,865
 *Sun Bancorp, Inc.....................................      3,454           34,977
 *Sunair Electronics, Inc..............................        300              615
 *#Sunbeam Corp........................................     26,500            1,756
 *Sunquest Information Systems, Inc....................      5,400           84,051
 *#Sunrise Assisted Living, Inc........................      9,600          228,528
 *#Sunrise Technologies International, Inc.............      3,800            8,873
 *#Superconductor Technologies, Inc....................      5,100           32,207
 *Supergen, Inc........................................      9,400          122,999
 *Superior Consultant Holdings Corp....................      5,000           24,550
 *Superior Energy Services, Inc........................     31,300          405,648
 Superior Industries International, Inc................      4,100          162,114
 Superior Surgical Manufacturing Co., Inc..............        700            6,510
 *Superior Telecom, Inc................................      8,100           25,110
 *Supertex, Inc........................................      5,600           70,196
 *Suprema Specialties, Inc.............................      1,100           12,364
 *SurModics, Inc.......................................      7,500          405,525
 Susquehanna Bancshares, Inc...........................     15,700          263,132
 *Swift Energy Corp....................................      8,400          281,484
 *Swift Transportation, Inc............................      8,100          142,196
 *Swiss Army Brands, Inc...............................        300            2,025
 *Switchboard, Inc.....................................      1,300            4,680
 *Sykes Enterprises, Inc...............................     18,600          143,313
 *Sylvan Learning Systems, Inc.........................     16,800          310,884
 *Sylvan, Inc..........................................      1,100           13,926
 *Symantec Corp........................................      3,700          261,313
 Symbol Technologies, Inc..............................      1,500           38,475
 *Symmetricom, Inc.....................................     11,750          176,309
 *Symphonix Devices, Inc...............................      5,400            6,804
 *Syms Corp............................................      1,200            8,100
 *Symyx Technologies...................................      7,300          200,933
 *Synaptic Pharmaceutical Corp.........................      4,400           25,740
 *Syncor International Corp............................      8,400          244,818
 *Syntel, Inc..........................................     15,300          137,930
 *Syntellect, Inc......................................      4,800           12,816
 *Synthetech, Inc......................................        700            1,834
 *Syntroleum Corp......................................     10,000          120,100
 Sysco Corp............................................      1,912           56,844
 *System Software Associates, Inc......................        350                1
 *Systemax, Inc........................................      6,000           17,100
 *Systems & Computer Technology Corp...................     12,100           96,740
 *T/R Systems, Inc.....................................        400            1,590

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Tag-It Pacific, Inc..................................      1,400     $      5,334
 *Taitron Components, Inc..............................        500            1,290
 *Take Two Interactive Software........................     15,600          323,778
 TALX Corp.............................................      4,615          174,262
 *Tandy Brand Accessories, Inc.........................      1,100            6,545
 *Tandy Crafts, Inc....................................      1,200               33
 *Tanning Technology Corp..............................      8,400           39,270
 *Targeted Genetics Corp...............................     13,900           70,960
 *Tarrant Apparel Group................................      4,800           29,520
 Tasty Baking Co.......................................      3,800           62,814
 TB Woods Corp.........................................        100              803
 *TBA Entertainment Corp...............................      2,400            9,384
 *TBC Corp.............................................      8,500           70,465
 *#TCSI Corp...........................................        600              675
 *Team, Inc............................................      1,600            4,880
 Tech/Ops Sevcon, Inc..................................        400            3,620
 Teche Holding Co......................................        400            7,180
 *Techne Corp..........................................      4,100          135,218
 Technitrol, Inc.......................................      5,300          132,500
 *Technology Solutions Corp............................     17,700           35,223
 Tecumseh Products Co. Class A.........................      1,400           72,891
 *Tegal Corp...........................................      5,600           15,568
 *Tejon Ranch Co.......................................      1,700           44,710
 *Telemate.Net Software, Inc...........................        400              620
 *Telescan, Inc........................................      2,700            1,337
 *Teletech Holdings, Inc...............................     11,100          101,066
 *#Teligent, Inc.......................................      1,500              833
 *Telular Corp.........................................      5,200           57,044
 *#TenFold Corp........................................      8,300            3,445
 Tennant Co............................................      1,800           74,034
 Tenneco Automotive, Inc...............................     16,000           50,720
 *#Terayon Communication Systems, Inc..................     29,700          173,448
 *Terex Corp...........................................     13,800          303,462
 *Terra Industries, Inc................................     30,400          135,280
 *Terremark Worldwide, Inc.............................     14,200           25,276
 *Tesoro Petroleum Corp................................     13,900          216,145
 *Tessco Technologies, Inc.............................      1,300           16,751
 *Tetra Tech, Inc......................................      8,250          236,239
 *Tetra Technologies, Inc..............................      6,100          170,800
 *Texas Biotechnology Corp.............................      9,400           75,670
 Texas Industries, Inc.................................      8,500          278,375
 Texas Regional Banchshares, Inc. Class A..............      6,290          232,919
 TF Financial Corp.....................................        400            7,764
 *Theragenics Corp.....................................     13,300          130,872
 *Therma-Wave, Inc.....................................      5,300           76,612
 *Thermo-Electron Corp.................................      3,150           87,917
 *TheStreet.com, Inc...................................     12,100           21,417
 Thistle Group Holdings Co.............................      1,600           14,968
 Thomas & Betts Corp...................................      6,900          144,141
 *Thomas Group, Inc....................................        400            2,130
 Thomas Industries, Inc................................      4,700          128,075
 Thor Industries, Inc..................................      3,000           76,500
 *Thoratec Laboratories Corp...........................     13,175          146,638
 *T-HQ, Inc............................................     10,100          489,446
 *Three-Five Systems, Inc..............................      8,599          130,447
 *#Tickets.com, Inc....................................      5,200            2,054
 *#Tidel Technologies, Inc.............................      8,700           13,659
 *Tier Technologies, Inc. Class B......................      5,200           50,986
 *TII Industries, Inc..................................      1,800            2,034
 Timberland Bancorp, Inc...............................      1,500           23,325
                                                            SHARES           VALUE+
                                                            ------           ------
 *Timberland Co. Class A...............................        900     $     38,799
 Timberline Software Corp..............................      4,100           22,243
 Timken Co.............................................     11,500          203,550
 *Tipperary Corp.......................................      4,600           13,800
 *Titan Corp...........................................      4,800          107,328
 Titan International, Inc..............................      8,300           43,326
 *Titan Pharmaceuticals, Inc...........................     11,700          366,210
 *#Titanium Metals Corp................................     12,700          167,767
 *#TiVo, Inc...........................................      7,900           65,017
 *TMBR/Sharp Drilling, Inc.............................        700           12,128
 *Todd Shipyards Corp..................................      2,500           19,500
 *Tofutti Brands, Inc..................................        800            1,760
 *Toll Brothers, Inc...................................      8,000          261,200
 *Tollgrade Communications, Inc........................      6,000          191,490
 *Topps, Inc...........................................     21,400          213,251
 Toreador Resources Corp...............................        500            2,975
 Toro Co...............................................      5,100          208,590
 *Total Entertainment Restaurant Corp..................      1,300            4,030
 *Tower Automotive, Inc................................     20,200          200,182
 *Towne Services, Inc..................................        500              630
 *Track Data Corp......................................      3,700            5,828
 *Tradestation Group, Inc..............................      9,800           36,211
 *Traffix, Inc.........................................      2,800            9,254
 *Trammell Crow Co.....................................     15,600          159,120
 *Trans World Airlines, Inc............................      3,400              170
 *Trans World Entertainment Corp.......................     20,200          167,862
 *Transact Technologies, Inc...........................      1,700           14,875
 *Transaction Systems Architects, Inc..................      7,700           88,589
 *Transkaryotic Therapies, Inc.........................      9,100          235,963
 *Transmation, Inc.....................................        300              738
 *Transmedia Network, Inc..............................        100              360
 *Transmontaigne Oil Co................................     12,200           70,272
 *Transport Corp. of America...........................        700            4,410
 *Transportation Components, Inc.......................      1,600              100
 *#TransTexas Gas Corp. Class A........................          1               15
 *Transwitch Corp......................................     10,500          132,405
 *Transworld Healthcare, Inc...........................      2,600            6,500
 *Travelocity.com, Inc.................................      8,200          264,327
 *TRC Companies, Inc...................................      1,300           66,625
 Tredegar Industries, Inc..............................     17,200          341,936
 *#Trendwest Resorts, Inc..............................      2,700           65,448
 Trenwick Group, Ltd...................................     14,301          325,062
 *#Trex Co., Inc.......................................      6,400          185,728
 *Triad Guaranty, Inc..................................      6,000          211,800
 *Triad Hospitals, Inc.................................      3,696           91,291
 *Triangle Pharmaceuticals, Inc........................     15,500           70,525
 *Triarc Companies, Inc. Class A.......................      9,000          227,250
 Trico Bancshares......................................      1,200           20,160
 *Trico Marine Services, Inc...........................     14,800          191,734
 *Trident Microsystems, Inc............................      3,600           17,226
 *Tridex Corp..........................................        600              117
 *Trimble Navigation, Ltd..............................     10,500          204,803
 *Trimeris, Inc........................................      7,900          369,444
 Trinity Industries, Inc...............................     15,000          335,250
 *TriPath Imaging, Inc.................................     14,302          125,214
 *Triple S Plastics, Inc...............................        800            5,384
 *Tripos, Inc..........................................      1,400           16,940
 *Triumph Group........................................      1,700           77,486
 *TriZetto Group, Inc..................................      8,000           80,400
 *Tropical Sportswear International Corp...............        900           17,951
 *Troy Group, Inc......................................      4,500           18,293

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Trump Hotels & Casino Resorts, Inc..................      1,100     $      2,200
 Trust Co. of New Jersey...............................      8,800          177,716
 Trustco Bank Corp.....................................     26,115          309,593
 *TSR, Inc.............................................        500            2,668
 Tucker Anthony Sutro Corp.............................     11,200          245,280
 *Tuesday Morning Corp.................................     10,400          138,736
 *Tufco Technologies, Inc..............................        300            2,700
 *Tularik, Inc.........................................      7,800          199,290
 *Tumbleweed Communications Corp.......................      7,300           28,726
 *Tumbleweed, Inc......................................        900            2,178
 Tupperware Corp.......................................      5,100          116,586
 *#TurboChef Technologies, Inc.........................      3,200            2,656
 *Turnstone Systems, Inc...............................      8,200           57,195
 *#Tut Systems, Inc....................................      7,000           16,135
 *Tvia, Inc............................................      1,400            3,003
 *Tweeter Home Entertainment Group, Inc................      9,200          248,216
 Twin Disc, Inc........................................        500            8,425
 *Twinlab Corp.........................................      4,100            7,216
 *#Tyco International, Ltd.............................      3,000          172,350
 *Tyler Technologies, Inc..............................      7,200           19,008
 U.S. Aggregates, Inc..................................      1,800            1,818
 *U.S. Concrete, Inc...................................      3,700           32,616
 U.S. Freightways Corp.................................     11,800          334,707
 U.S. Industries, Inc..................................     30,700          174,069
 *U.S. Physical Therapy, Inc...........................      2,600           63,739
 *U.S. Vision, Inc.....................................        700            2,447
 *Ubics, Inc...........................................        300              414
 *Ucar International, Inc..............................     22,600          288,150
 UCBH Holdings, Inc....................................      6,600          177,309
 UGI Corp..............................................     12,900          343,914
 *Ugly Duckling Corp...................................      4,100           17,753
 *UICI.................................................     18,700          158,950
 UIL Holdings Corp.....................................      7,200          341,352
 *Ulticom, Inc.........................................      4,500          125,798
 *Ultimate Electronics, Inc............................      4,900          121,251
 *Ultimate Software Group, Inc.........................      2,500           12,038
 *Ultrak, Inc..........................................      4,500           12,240
 *Ultralife Batteries, Inc.............................      4,600           27,094
 *Ultratech Stepper, Inc...............................     10,600          197,743
 UMB Financial Corp....................................      6,100          229,665
 Umpqua Holdings Corp..................................      2,833           33,599
 Unico American Corp...................................      1,200            7,056
 *Unifab International, Inc............................      2,000            9,200
 *Unifi, Inc...........................................     24,200          188,760
 Unifirst Corp.........................................      1,700           31,195
 *Unify Corp...........................................      3,700              851
 *Unigraphics Solutions, Inc...........................      2,500           73,775
 *Union Acceptance Corp. Class A.......................        800            4,296
 Union Community Bancorp...............................        400            5,256
 Union Planters Corp...................................        179            7,339
 *Uniroyal Technology Corp.............................     10,200           95,931
 Unisource Energy Corp.................................     15,100          379,463
 *Unit Corp............................................     17,900          386,998
 *United Auto Group, Inc...............................      7,600          106,476
 United Bankshares, Inc. WV............................      7,300          174,653
 United Community Financial Corp.......................     15,100          105,247
 United Financial Corp.................................        100            1,801
 United Fire Casualty Co...............................        300            9,995
 United Guardian, Inc..................................        900            4,950
 United Industrial Corp................................      5,600           97,440
 United National Bancorp...............................      6,900          138,828
                                                            SHARES           VALUE+
                                                            ------           ------
 *United Natural Foods, Inc............................      7,300     $    128,225
 United Parcel Service, Inc............................      3,660          217,587
 *United Rentals, Inc..................................      2,800           64,596
 *United Retail Group, Inc.............................      2,100           19,425
 *United Stationers, Inc...............................      9,400          267,195
 *United Therapeutics Corp.............................      9,900          128,750
 *UnitedGlobalCom, Inc.................................      8,900          107,290
 Unitedhealth Group, Inc...............................        504           28,980
 Unitil Corp...........................................        800           21,000
 *Unity Bancorp, Inc...................................        500            2,200
 *Universal Access, Inc................................     32,200          148,603
 *Universal American Financial Corp....................      9,300           56,498
 Universal Corp........................................      8,500          338,470
 *Universal Display Corp...............................      7,900          134,261
 *Universal Electronics, Inc...........................      6,900          141,968
 Universal Forest Products, Inc........................      9,000          178,380
 *Universal Stainless & Alloy Products, Inc............        900            8,955
 *Unova, Inc...........................................     24,400          123,220
 *UQM Technologies, Inc................................      6,900           48,645
 *Urban Outfitters, Inc................................      7,800          123,357
 *Urocor, Inc..........................................      4,900           78,204
 *Urologix, Inc........................................      5,300          117,899
 *URS Corp.............................................      7,500          203,025
 *Ursus Telecom Corp...................................      3,300              165
 *#US LEC Corp.........................................      6,200           22,971
 *US Liquids, Inc......................................      7,900           36,024
 *US Oncology, Inc.....................................     36,956          276,616
 *US Unwired, Inc......................................      2,000           16,670
 *US Xpress Enterprises, Inc. Class A..................      2,900           22,330
 *USANA, Inc...........................................        400              740
 USB Holding Co., Inc..................................      3,360           45,696
 *USData Corp..........................................      3,300            1,766
 Usec, Inc.............................................     32,300          302,651
 *#USG Corp............................................     17,400          145,464
 *Utah Medical, Inc....................................        500            5,100
 Utilicorp United, Inc. DE.............................        770           27,774
 *V.I. Technologies, Inc...............................      7,900           77,894
 *#VA Linux Systems, Inc...............................     12,700           47,816
 *Vail Resorts, Inc....................................     13,800          284,970
 *Valence Technology, Inc..............................      9,000           68,220
 *Valentis, Inc........................................     11,800           69,030
 Valley National Bancorp...............................      3,766          101,607
 *Valley National Gases, Inc...........................        900            4,118
 Valmont Industries, Inc...............................      9,300          148,289
 *Value City Department Stores, Inc....................     14,800          151,700
 *Valuevision International, Inc. Class A..............     15,500          317,208
 *Vans, Inc............................................      6,900          169,602
 *Varco International, Inc.............................      4,631          111,561
 *#Vari L Co., Inc.....................................        400              800
 *Variflex, Inc........................................      1,000            6,900
 *#Vaxgen, Inc.........................................      6,900          148,695
 *VDI Media............................................      3,700           13,246
 *#Vector Group, Ltd...................................     10,235          348,195
 *Veeco Instruments, Inc...............................      3,500          161,193
 *Ventana Medical Systems, Inc.........................      2,600           66,118
 *Veramark Technologies, Inc...........................      2,400            3,324
 *Verdant Brands, Inc..................................        500                5
 *Verilink Corp........................................      2,600           11,245
 *Veritas DGC, Inc.....................................      7,700          269,577
 *Verity, Inc..........................................     12,200          188,429
 *Vermont Pure Holdings, Ltd...........................      2,600            7,020

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vertel Corp..........................................     11,300     $     16,442
 *#Vertex Interactive, Inc.............................      4,400            8,382
 *VerticalNet , Inc....................................     15,100           32,843
 Vesta Insurance Group, Inc............................      7,500           74,175
 *#VIA NET.WORKS, Inc..................................      1,700            2,848
 *#viaLink Co..........................................      6,200           16,585
 *Viant Corp...........................................     24,200           40,777
 *Viasat, Inc..........................................      5,700           99,266
 *Viasystems Group, Inc................................     19,500           61,620
 *Vical, Inc...........................................      7,900          110,245
 *Vicor Corp...........................................      6,800          141,950
 *Vidamed, Inc.........................................      1,800           12,969
 *Video Display Corp...................................        840            4,620
 *Viewpoint Corp.......................................      8,400           43,890
 *Vignette Corp........................................      7,100           58,043
 *Viisage Technology, Inc..............................      4,400            9,174
 Vintage Petroleum, Inc................................      8,800          190,080
 *Vion Pharmaceuticals, Inc............................      5,400           38,070
 *Virage, Inc..........................................      2,000            8,380
 *Virbac Corp..........................................      6,400           27,040
 *#ViroPharma, Inc.....................................      7,600          220,742
 *Virtualfund.Com, Inc.................................      1,600              272
 *#Visionics Corp......................................      8,500           45,050
 *#Visual Data Corp....................................      1,400            2,268
 *Visual Networks, Inc.................................     13,900           93,061
 *Visx, Inc. DE........................................     24,300          506,655
 Vital Signs, Inc......................................      4,900          169,295
 *Vitech America, Inc..................................     10,300            6,953
 *Vitria Technology, Inc...............................     18,400           92,368
 *Vivus, Inc...........................................     12,900           57,470
 *Vixel Corp...........................................      4,000           15,060
 *Volt Information Sciences, Inc.......................      7,600          137,940
 *VTEL Corp............................................      2,100            2,835
 Vulcan International Corp.............................        200            7,725
 *Vysis, Inc...........................................      3,900           75,407
 W.P. Carey & Co. LLC..................................     14,600          308,060
 Wabash National Corp..................................     11,500          132,825
 Wabtec Corp...........................................     10,394          135,642
 Wachovia Corp.........................................      3,037          204,542
 *Wackenhut Corp. Class A..............................        800           12,840
 *Wackenhut Corp. Class B Non-Voting...................      2,200           28,072
 *Wackenhut Corrections Corp...........................      9,500          134,900
 *Walker Interactive Systems, Inc......................        900              639
 *Wall Street Deli, Inc................................        100               81
 Wallace Computer Services, Inc........................     19,400          332,516
 Walter Industries, Inc................................     18,500          210,900
 *#Warnaco Group, Inc..................................     21,100           12,238
 Warren Bancorp, Inc...................................      1,400           12,705
 Warwick Community Bancorp, Inc........................      1,100           17,864
 Washington Banking Co.................................        800            7,160
 *#Washington Group Intl., Inc.........................     25,800           26,574
 Washington Savings Bank FSB...........................        400            1,570
 Washington Trust Bancorp, Inc.........................      2,200           47,707
 *Waste Connections, Inc...............................     12,700          379,159
 *Waste Holdings, Inc..................................      1,200            9,600
 *WatchGuard Technologoes, Inc.........................      9,100           56,648
 *Waterlink, Inc.......................................      1,400              322
 Watsco, Inc. Class A..................................     11,900          166,600
 Watts Industries, Inc. Class A........................      8,400          133,560
 Wausau-Mosinee Paper Corp.............................     25,600          345,600
 Waypoint Financial Corp...............................      7,655           91,822
 WD-40 Co..............................................      7,700          148,264
                                                            SHARES           VALUE+
                                                            ------           ------
 *Webb Corp............................................      7,400     $    278,610
 *#Webb Interactive Services, Inc......................      3,700           12,414
 *Webhire, Inc.........................................      4,400            2,772
 *webMethods, Inc......................................      3,000           83,505
 *Websense, Inc........................................      4,400           75,790
 Webster Financial Corp................................      1,368           42,853
 Weider Nutrition International, Inc...................      3,900            9,555
 *Weirton Steel Corp...................................      2,900            3,016
 Wellco Enterprises, Inc...............................        200            1,830
 Wellman, Inc..........................................     12,700          216,154
 Werner Enterprises, Inc...............................     14,100          279,956
 Wesbanco, Inc.........................................      7,500          174,150
 *WESCO International, Inc.............................      1,800           15,030
 West Coast Bancorp....................................      6,660           86,180
 *West Corp............................................      1,900           53,343
 *West Marine, Inc.....................................      6,500           40,755
 West Pharmaceutical Services, Inc.....................      7,200          193,752
 Westaff, Inc..........................................        500            1,388
 Westbank Corp.........................................        600            4,950
 *Westcoast Hospitality Corp...........................      1,000            6,400
 Westcorp, Inc.........................................      6,360          114,734
 *Westell Technologies, Inc............................     13,590           28,471
 *Western Digital Corp.................................     38,400          165,504
 Western Gas Resources, Inc............................      8,000          304,800
 Western Ohio Financial Corp...........................        200            3,625
 *Weston (Roy F.), Inc. Class A........................      2,600           12,935
 *#Westpoint Stevens, Inc..............................     13,900           55,461
 *Wet Seal, Inc. Class A...............................      4,400          154,198
 *WFS Financial, Inc...................................      1,500           37,688
 *White Electronics Designs Corp.......................      5,900           19,559
 *Whitehall Jewellers, Inc.............................      8,400           71,904
 Whitney Holdings Corp.................................      5,800          242,556
 *Whole Foods Market, Inc..............................      2,400          137,436
 *Wickes Lumber Co.....................................      1,200            5,250
 *Wild Oats Markets, Inc...............................     11,600           95,990
 Wiley (John) & Sons, Inc. Class A.....................      1,800           36,360
 *William Lyon Homes...................................      5,200           57,720
 *Williams Clayton Energy, Inc.........................      4,200           81,669
 *Williams Controls, Inc...............................      1,900            3,021
 *Williams Industries, Inc.............................        500            2,043
 *Willis Lease Finance Corp............................      2,200           26,851
 *Wilshire Oil Co. of Texas............................        800            3,152
 *Wilsons The Leather Experts, Inc.....................      6,500          123,110
 *Wink Communications, Inc.............................      8,700           40,499
 Winnebago Industries, Inc.............................     10,300          196,112
 *#Wire One Technologies, Inc..........................      6,400           34,592
 *Wireless Facilities, Inc.............................      1,800           10,908
 *Wireless Telecom Group, Inc..........................      9,600           27,264
 *Wireless Xcessories Group............................      1,000              470
 *Wisconsin Central Transportation Corp................     18,600          308,295
 *Wiser Oil Co.........................................      1,800           15,840
 *Witness Systems, Inc.................................      7,200           82,116
 *WJ Communications, Inc...............................      7,500           53,438
 *WMS Industries, Inc..................................     15,800          474,316
 Wolohan Lumber Co.....................................        500            5,105
 *Wolverine Tube, Inc..................................      4,800           79,200
 Wolverine World Wide, Inc.............................     20,800          353,600
 *#Women First HealthCare, Inc.........................      7,000           45,325
 Woodhead Industries, Inc..............................      5,700           96,701
 Woodward Governor Co..................................      4,500          340,830
 *Workflow Management, Inc.............................      6,500           45,663

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Workgroup Technology Corp............................        400     $        478
 *World Acceptance Corp................................      3,800           36,765
 World Fuel Services Corp..............................      3,000           37,200
 *World Wrestling Federation Entertainment, Inc........      1,600           19,536
 *#WorldGate Communications, Inc.......................      8,200           25,297
 *Worldpages.com, Inc..................................     14,200           38,624
 Worthington Industries, Inc...........................     34,200          393,300
 WPS Resources Corp....................................      5,800          192,038
 *WSI Industries, Inc..................................        100              263
 *Wyndham International, Inc...........................     21,100           54,438
 *XCare.net, Inc.......................................      3,600           28,944
 *#Xeta Corp...........................................      3,400           18,105
 *Xetel Corp...........................................      3,800           10,982
 *Xicor, Inc...........................................      3,000           20,925
 *XO Communications, Inc...............................      3,700           10,786
 X-Rite, Inc...........................................      8,500           77,435
 *Xtra Corp............................................      4,800          245,376
 *#Xybernaut Corp......................................     18,000           63,990
 *#Yankee Candle Co., Inc..............................     24,100          448,260
 Yardville National Bancorp............................      1,300           18,038
 *Yellow Corp..........................................     10,000          190,300
 Yonkers Financial Corp................................        300            6,083
 *York Group, Inc......................................        400            3,992
 York International Corp...............................      5,400          190,350
 *York Research Corp...................................      2,500            8,825
 *Young Broadcasting, Inc. Class A.....................      5,900          226,413
 *Zale Corp............................................      6,200          201,624
 *Zamba Corporation....................................     12,700           16,193
 *#Zap.com Corp........................................         34               13
 *Zapata Corp..........................................        600           12,840
 *Zebra Technologies Corp. Class A.....................      2,000           90,050
 Zenith National Insurance Corp........................      3,400           91,970
 *Zevex International, Inc.............................        600            2,394
 *Zila, Inc............................................      7,800           19,578
 Zions Bancorp.........................................        805           43,587
 *#ZixIt Corp..........................................      4,100           39,955
 *Zoll Medical Corp....................................      4,400          105,930
 *Zoltek Companies, Inc................................      6,500           37,765
                                                            SHARES           VALUE+
                                                            ------           ------
 *Zomax, Inc...........................................      8,100     $     55,688
 *#Zonagen, Inc........................................      4,500           12,938
 *Zones, Inc...........................................      2,300            4,600
 *Zoran Corp...........................................      6,900          130,514
 *Zygo Corp............................................      3,700          109,058
 *Zymetx, Inc..........................................        200              165
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $259,195,314)..................................                 313,098,203
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Safety Components International, Inc. Warrants
   04/10/03............................................         61                0
 *#TransTexas Gas Corp. Warrants 06/30/02..............          3                0
 *Union Acceptance Corp. Rights 06/12/01...............        800                0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.5%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
    Repurchase Agreement, PNC Capital Markets Inc.
      3.87%, 06/01/01 (Collateralized by U.S. Treasury
      Notes 6.50%, 05/31/02, valued at $8,044,200) to
      be repurchased at $7,925,852
      (Cost $7,925,000)................................    $ 7,925        7,925,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $267,120,314)++....                $321,023,203
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $267,663,321.

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (24.3%)
COMMON STOCKS -- (23.5%)
 AIOI Insurance Co., Ltd...............................      73,700    $    238,802
 Aichi Bank, Ltd.......................................         300          17,977
 Aisin Seiki Co., Ltd..................................       4,000          59,990
 Akita Bank, Ltd.......................................      24,000          82,410
 Amada Co., Ltd........................................      48,000         279,145
 Amano Corp............................................       8,000          59,653
 Aomori Bank, Ltd......................................      17,000          68,103
 Asahi Bank, Ltd.......................................     408,000       1,043,865
 Asahi Breweries, Ltd..................................      21,000         227,108
 Asatsu-Dk, Inc........................................       6,900         161,147
 *Ashikaga Bank, Ltd...................................      90,000         134,826
 Autobacs Seven Co., Ltd...............................       5,400         145,430
 Awa Bank, Ltd.........................................      31,000         139,842
 Bandai Co., Ltd.......................................       2,000          64,131
 #Bank of Fukuoka, Ltd.................................      91,000         386,761
 Bank of Iwate, Ltd....................................         200           7,154
 Bank of Kyoto, Ltd....................................      48,000         214,913
 Bank of Nagoya, Ltd...................................      26,000         133,917
 Bank of Yokohama, Ltd.................................     154,000         588,419
 #Best Denki Co., Ltd..................................       4,000          18,246
 Brother Industries, Ltd...............................       6,000          15,553
 Canon Sales Co., Inc..................................      22,000         230,887
 Casio Computer Co., Ltd...............................       7,000          45,893
 Chiba Bank, Ltd.......................................     114,000         479,717
 Chudenko Corp.........................................      10,000         154,856
 Chugoku Bank, Ltd.....................................      34,400         234,795
 Citizen Watch Co., Ltd................................      36,000         233,597
 Coca-Cola West Japan Co., Ltd.........................       9,200         216,799
 Cosmo Oil Co., Ltd....................................      91,000         256,565
 Dai Nippon Pharmaceutical Co., Ltd....................       8,000         112,237
 Daicel Chemical Industries, Ltd.......................      49,000         170,729
 Daido Steel Co., Ltd..................................      56,000         148,460
 *#Daiei, Inc..........................................      97,000         185,314
 Dai-Ichi Pharmaceutical Co., Ltd......................       2,000          46,288
 Daimaru, Inc..........................................      27,000         102,255
 #Daio Paper Corp......................................      10,000          92,661
 Daishi Bank, Ltd......................................      57,000         184,691
 Daito Trust Construction Co., Ltd.....................       8,100         159,519
 #Daiwa Bank, Ltd......................................     297,000         344,942
 Daiwa House Industry Co., Ltd.........................      79,000         641,601
 Daiwa Securities Co., Ltd.............................      17,000         185,709
 Denki Kagaku Kogyo KK.................................       4,000          13,499
 #Dowa Fire & Marine Insurance Co., Ltd................      38,000         181,333
 Eighteenth Bank, Ltd..................................       2,000           7,995
 Ezaki Glico Co., Ltd..................................      21,000         121,949
 Fuji Photo Film Co., Ltd..............................       5,000         210,823
 Fujikura, Ltd.........................................      22,000         170,342
 Fukuoka City Bank, Ltd................................      32,000          95,607
 Fukuyama Transporting Co., Ltd........................      36,000         146,945
 Futaba Corp...........................................       7,000         198,536
 Futaba Industrial Co., Ltd............................       9,000         117,404
 General Sekiyu KK.....................................       7,037          52,532
 Gunma Bank, Ltd.......................................      74,000         340,044
 Gunze, Ltd............................................      32,000         133,311
                                                            SHARES           VALUE+
                                                            ------           ------
 Hachijuni Bank, Ltd...................................      71,000    $    365,696
 Hankyu Department Stores, Inc.........................      25,000         126,452
 Hanshin Electric Railway Co., Ltd.....................      49,000         121,242
 Heiwa Corp............................................      14,000         239,774
 Higo Bank, Ltd........................................      33,000         112,759
 *Hino Motors, Ltd.....................................      22,000         106,834
 #Hiroshima Bank, Ltd..................................      88,000         298,468
 Hitachi Cable, Ltd....................................      22,000         128,867
 Hitachi Construction Machinery Co., Ltd...............       3,000          11,740
 Hitachi Maxell, Ltd...................................      14,000         199,478
 Hitachi Metals, Ltd...................................      51,000         215,469
 Hitachi, Ltd..........................................     435,000       4,481,064
 Hokkoku Bank, Ltd.....................................      46,000         171,890
 Hokuetsu Paper Mills, Ltd.............................       3,000          19,567
 Hokuriku Bank, Ltd....................................     100,000         184,312
 House Foods Corp......................................      16,000         186,635
 Hyakugo Bank, Ltd. (105th Bank).......................      34,000         121,613
 Hyakujishi Bank, Ltd..................................      46,000         248,157
 Inax Corp.............................................      32,000         231,611
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      80,000         190,540
 Itochu Corp...........................................      31,000         123,144
 Itoham Foods, Inc.....................................      11,000          37,031
 Iyo Bank, Ltd.........................................      46,000         254,351
 JGC Corp..............................................      10,000          89,379
 Japan Airport Terminal Co., Ltd.......................      12,000         118,869
 Japan Energy Corp.....................................      67,000         162,961
 Japan Radio...........................................      20,000         113,617
 Joyo Bank, Ltd........................................     125,000         380,828
 Juroku Bank, Ltd......................................      53,000         203,846
 Kagoshima Bank, Ltd...................................      22,000          83,134
 Kajima Corp...........................................      21,000          58,324
 Kamigumi Co., Ltd.....................................      40,000         183,471
 Kandenko Co., Ltd.....................................      27,000         131,569
 Kansai Paint Co., Ltd., Osaka.........................      36,000         105,740
 Katokichi Co., Ltd....................................       1,000          25,922
 *Kawasaki Heavy Industries, Ltd.......................     190,000         275,038
 Kawasaki Steel Corp...................................     208,000         232,823
 Kinden Corp...........................................      38,000         238,260
 Kissei Pharmaceutical Co., Ltd........................       6,000         118,162
 Kiyo Bank, Ltd........................................      16,000          37,300
 *Kobe Steel, Ltd......................................     410,000         251,894
 Koito Manufacturing Co., Ltd..........................       6,000          27,521
 Kokusai Securities Co., Ltd...........................      39,000         311,816
 Kokuyo Co., Ltd.......................................      18,000         206,177
 Komatsu, Ltd..........................................     140,000         691,634
 Komori Corp...........................................      11,000         146,179
 Konica Corp...........................................      18,000         140,128
 #Koyo Seiko Co........................................      25,000         132,974
 Kubota Corp...........................................     205,000         759,131
 Kuraray Co., Ltd......................................      55,000         408,727
 Kyushu Matsushita Electric Co., Ltd...................      23,000         209,056
 Lintec Corp...........................................       2,000          17,337
 Lion Corp.............................................      44,000         174,045
 Makita Corp...........................................      22,000         138,680
 *Marubeni Corp........................................     216,000         409,022

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Marui Co., Ltd........................................      20,000    $    297,256
 Maruichi Steel Tube, Ltd..............................      13,000         147,484
 Matsushita Electric Industrial Co., Ltd...............     143,000       2,623,632
 Matsushita-Kotobuki Electronics Industries Ltd........      22,000         247,181
 *Mazda Motor Corp.....................................      78,000         198,249
 Michinoku Bank, Ltd...................................      20,000         112,944
 Mitsubishi Gas Chemical Co., Inc......................      65,000         235,777
 Mitsubishi Heavy Industries, Ltd......................     462,000       1,967,447
 Mitsubishi Materials Corp.............................      66,000         166,639
 *Mitsubishi Motors Corp...............................      62,000         220,720
 Mitsubishi Rayon Co. Ltd..............................      20,000          76,418
 Mitsui Chemicals, Inc.................................      94,000         432,739
 *Mitsui Engineering and Shipbuilding Co., Ltd.........     108,000         154,519
 Mitsui Marine & Fire Insurance Co., Ltd...............       7,000          39,471
 Mizuho Holdings, Inc..................................          31         157,844
 Mori Seiki Co., Ltd...................................      12,000         109,476
 Musashino Bank, Ltd...................................       3,500         123,127
 NHK Spring Co., Ltd...................................      16,000          53,190
 *NKK Corp.............................................     398,000         358,408
 NOK Corp..............................................       2,000          16,613
 NTN Corp..............................................      67,000         184,388
 Nagase & Co., Ltd.....................................       7,000          34,582
 #Nanto Bank, Ltd......................................      35,000         111,345
 National House Industrial Co., Ltd....................      22,000         117,017
 New Japan Securities Co., Ltd.........................      97,000         308,584
 Nichicon Corp.........................................      10,000         135,499
 Nichido Fire and Marine Insurance Co., Ltd............      33,000         224,407
 Nichirei Corp.........................................      19,000          71,478
 Nihon Unisys, Ltd.....................................      14,000         138,209
 Nippon Fire and Marine Insurance Co., Ltd.............      33,000         122,202
 Nippon Kayaku Co., Ltd................................      22,000         118,869
 Nippon Meat Packers, Inc., Osaka......................      27,000         306,312
 Nippon Mitsubishi Oil Company.........................     212,000       1,334,590
 Nippon Paint Co., Ltd.................................      30,000         107,810
 Nippon Sanso Corp.....................................      18,000          81,804
 Nippon Sheet Glass Co., Ltd...........................       7,000          59,089
 Nippon Shinpan Co., Ltd...............................      15,000          32,823
 Nippon Shokubai Co., Ltd..............................      28,000         113,819
 #Nishimatsu Construction Co., Ltd.....................      36,000         139,976
 #Nishi-Nippon Bank, Ltd...............................      66,000         227,739
 #Nissan Fire..........................................      19,000          79,153
 Nissan Motor Co., Ltd.................................      25,000         169,584
 Nissei Sangyo Co., Ltd................................       9,000         124,524
 Nisshin Flour Milling Co., Ltd........................      29,000         224,297
 Nisshin Steel Co., Ltd................................     144,000         141,794
 Nisshinbo Industries, Inc.............................      34,000         175,122
 *Nissho Iwai Corp.....................................      88,000         128,127
 Noritsu Koki Co., Ltd.................................       3,000          47,467
 Noritz Corp...........................................       1,000           9,948
 Obayashi Corp.........................................     105,000         424,171
 Oji Paper Co., Ltd....................................     120,000         659,485
 Okumura Corp..........................................      30,000         119,929
 Omron Corp............................................       2,000          36,021
 Onward Kashiyama Co., Ltd.............................      23,000         232,284
 Pioneer Electronic Corp...............................       5,000         150,648
 #Q.P. Corp............................................       9,000          79,456
 Rengo Co., Ltd........................................      31,000          98,881
                                                            SHARES           VALUE+
                                                            ------           ------
 Rinnai Corp...........................................       5,600    $    106,514
 Ryosan Co., Ltd.......................................       2,000          30,130
 Sakata Seed...........................................       5,000          81,131
 San In Godo Bank, Ltd.................................      31,000         152,104
 Sanwa Shutter Corp....................................      11,000          27,866
 Sanyo Electric Co., Ltd...............................     112,000         749,369
 Sanyo Shinpan Finance Co., Ltd........................       5,000         194,412
 Sapporo Breweries, Ltd................................      46,000         147,888
 *Sapporo Hokuyo Holdings, Inc.........................          22         129,608
 Seino Transportation Co., Ltd.........................       8,000          44,168
 Sekisui Chemical Co., Ltd.............................      16,000          62,077
 Sekisui House, Ltd....................................     104,000         952,298
 Seventy-seven (77) Bank, Ltd..........................      55,000         330,963
 #Shiga Bank, Ltd......................................      31,000         129,145
 Shikoku Bank, Ltd.....................................      29,000         162,060
 Shima Seiki Manufacturing Co., Ltd....................       2,000          36,610
 Shimachu Co., Ltd.....................................       3,000          42,644
 Shimadzu Corp.........................................      30,000         123,969
 Shimizu Corp..........................................      90,000         342,367
 Shiseido Co., Ltd.....................................      50,000         504,965
 Shohkoh Fund & Co., Ltd...............................       1,000         151,490
 Showa Shell Sekiyu KK.................................      51,000         382,436
 *Snow Brand Milk Products Co., Ltd....................      42,000         151,995
 Stanley Electric Co., Ltd.............................       7,000          69,517
 Sumitomo Bank, Ltd....................................      43,800         372,680
 Sumitomo Forestry Co., Ltd............................      23,000         146,533
 *Sumitomo Metal Industries, Ltd. Osaka................     525,000         353,476
 Sumitomo Metal Mining Co., Ltd........................      74,000         359,973
 Sumitomo Osaka Cement Co., Ltd........................      51,000         126,191
 Sumitomo Realty & Development Co., Ltd................      58,000         306,548
 Sumitomo Rubber.......................................       8,000          40,061
 Sumitomo Trust & Banking Co., Ltd.....................      18,000         116,496
 Suruga Bank, Ltd......................................       4,000          35,819
 Suzuken Co., Ltd......................................         800          22,959
 Taiheiyo Cement Corp..................................     137,000         291,710
 Taisei Corp...........................................     115,000         270,030
 Takara Standard Co., Ltd..............................       1,000           4,057
 Takashimaya Co., Ltd..................................      45,000         316,992
 Tanabe Seiyaku Co., Ltd...............................      13,000         134,573
 Teikoku Oil Co., Ltd..................................      20,000         123,717
 Thermal Engineering Co., Ltd..........................       1,000           5,748
 Toda Corp.............................................      47,000         174,836
 Toho Bank, Ltd........................................      22,000          72,210
 Tokuyama Corp.........................................      36,000         163,306
 Tokyo Style Co., Ltd..................................      14,000         153,173
 Toppan Printing Co., Ltd..............................     102,000       1,128,850
 Toray Industries, Inc.................................      59,000         265,654
 Toshiba TEC Corp......................................      41,000         119,736
 Tostem Corp...........................................      31,000         540,061
 Toto, Ltd.............................................      25,000         188,310
 #Toyo Ink Manufacturing Co., Ltd......................      36,000         116,041
 Toyo Seikan Kaisha, Ltd...............................      32,000         493,654
 Toyo Suisan Kaisha, Ltd...............................      13,000         117,287
 Toyobo Co., Ltd.......................................      46,000          97,559
 Toyoda Machine Works, Ltd.............................       8,000          46,053
 Toyota Tsusho Corp....................................      37,000         147,290
 *Tsubasa Securities Co. Ltd...........................      33,000         105,815
 UNY Co., Ltd..........................................      25,000         283,833
 *#Ufj Holdings, Inc...................................         214       1,218,204
 Victor Co. of Japan, Ltd..............................      37,000         254,410

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Wacoal Corp...........................................      22,000    $    214,779
 Yamagata Bank, Ltd....................................      23,000         102,592
 Yamaguchi Bank, Ltd...................................      27,000         177,697
 Yamaha Corp...........................................      13,000         135,449
 Yamatake-Honeywell Co., Ltd...........................      11,000         112,018
 Yamazaki Baking Co., Ltd..............................      30,000         217,388
 Yodogawa Steel Works, Ltd.............................       5,000          12,203
 Yokogawa Electric Corp................................      14,000         139,623
 *Yokohama Rubber Co., Ltd.............................      21,000          47,719
 *Zexel Corp...........................................      19,000          25,905
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $51,938,743)...................................                  54,480,996
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $1,840,014)...................................                   1,862,526
                                                                       ------------
TOTAL -- JAPAN
  (Cost $53,778,757)...................................                  56,343,522
                                                                       ------------
UNITED KINGDOM -- (20.1%)
COMMON STOCKS -- (20.1%)
 3I Group P.L.C........................................     111,184       1,919,095
 Abbey National P.L.C..................................      68,100       1,174,475
 Aggregate Industries P.L.C............................     220,250         274,562
 Alliance & Leicester P.L.C............................      79,000         855,185
 Allied Domecq P.L.C...................................      80,900         499,937
 Antofagasta Holdings P.L.C............................      36,150         267,048
 Arriva P.L.C..........................................      37,990         173,781
 Associated British Foods P.L.C........................     151,920         869,757
 Associated British Ports Holdings P.L.C...............      64,800         387,556
 BAA P.L.C.............................................     203,389       1,753,857
 BBA Group P.L.C.......................................       8,000          33,015
 BG Group P.L.C........................................     558,000       2,164,087
 BPB P.L.C.............................................      88,200         318,259
 Barratt Developments P.L.C............................      50,817         259,890
 Bass P.L.C............................................     166,900       1,844,649
 Berkeley Group P.L.C..................................      29,611         343,048
 Blue Circle Industries P.L.C..........................      50,263         349,526
 Bodycote International P.L.C..........................      36,310         139,789
 Britannic P.L.C.......................................      37,600         494,893
 British Airways P.L.C.................................     208,000       1,082,967
 British Land Co. P.L.C................................      99,700         736,506
 British Vita P.L.C....................................      10,300          26,192
 Brixton Estate P.L.C..................................      43,300         142,095
 CGU P.L.C.............................................     111,494       1,463,529
 Cable and Wireless P.L.C..............................      52,100         340,466
 *Canary Wharf Group P.L.C.............................      33,000         249,404
 Caradon P.L.C.........................................      13,736          36,393
 Carillion P.L.C.......................................       3,101           8,656
 Chelsfield P.L.C......................................      43,450         226,226
 Chorion P.L.C.........................................       1,168             523
 Cookson Group P.L.C...................................       9,597          22,291
 Corus Group P.L.C.....................................     601,100         614,833
 Debenhams P.L.C.......................................      55,231         366,026
 *Elementis P.L.C......................................      10,194          10,065
 *Emap P.L.C...........................................      29,000         343,591
 Enterprise Oil P.L.C..................................       3,000          26,637
 *Fairbar, Ltd.........................................      87,309         285,276
 Glynwed International P.L.C...........................      45,000         156,623
 Great Universal Stores P.L.C..........................     102,200         859,509
 Halifax P.L.C.........................................     170,000       1,932,043
                                                            SHARES           VALUE+
                                                            ------           ------
 Hammerson P.L.C.......................................      54,100    $    394,653
 Hanson P.L.C..........................................     131,200         922,607
 Hilton Group P.L.C....................................     289,900       1,016,210
 IMI P.L.C.............................................      50,000         178,998
 Innogy Holdings PLC...................................      55,800         178,557
 Johnson Matthey P.L.C.................................       5,000          69,184
 Lattice Group PLC.....................................     213,000         408,499
 Lex Service P.L.C.....................................      21,398         171,751
 Liberty International P.L.C...........................      52,700         405,029
 London Merchant Securities P.L.C......................      38,000          85,834
 Lonmin P.L.C..........................................       4,539          67,384
 MFI Furniture Group P.L.C.............................      94,200         168,282
 Marks & Spencer P.L.C.................................     552,226       1,965,181
 Millennium and Copthorne Hotels P.L.C.................      54,299         308,939
 Morgan Crucible Company P.L.C.........................      35,693         162,767
 Morrison (Wm.) Supermarkets P.L.C.....................      10,019          27,612
 *National Power P.L.C.................................     215,200         952,310
 Northern Foods P.L.C..................................      27,000          52,932
 Northern Rock P.L.C...................................      25,000         182,727
 P & 0 Princess Cruises P.L.C..........................      41,955         214,568
 Peninsular & Oriental Steam Navigation Co.............     130,655         549,409
 Persimmon P.L.C.......................................         925           4,382
 Pilkington P.L.C......................................     133,888         219,686
 Pillar Property P.L.C.................................      22,700         124,155
 Powergen P.L.C........................................      92,765         954,115
 RMC Group P.L.C.......................................      50,000         511,423
 Railtrack Group P.L.C.................................      81,356         491,776
 Rank Group P.L.C......................................     113,000         364,403
 Rexam P.L.C...........................................      62,167         272,895
 Rio Tinto P.L.C.......................................      17,046         340,233
 Rolls-Royce P.L.C.....................................     297,693       1,004,408
 Royal & Sun Alliance Insurance Group P.L.C............     276,399       1,819,970
 Safeway P.L.C.........................................     193,234       1,052,754
 Sainsbury (J.) P.L.C..................................     371,792       2,294,921
 Scottish & Newcastle P.L.C............................     124,612         914,341
 Signet Group P.L.C....................................      45,000          48,905
 Slough Estates P.L.C..................................      79,700         419,493
 Smith (David S.) Holdings P.L.C.......................      14,000          31,822
 Smith (W.H.) P.L.C....................................      32,000         234,800
 Stagecoach Holdings P.L.C.............................     235,265         226,435
 Tate & Lyle P.L.C.....................................      92,700         329,229
 Taylor Woodrow P.L.C..................................     111,421         310,242
 Thistle Hotels P.L.C..................................      76,000         132,800
 Trinity P.L.C.........................................      53,410         343,336
 Uniq P.L.C............................................      15,900          46,983
 Vodafone Group P.L.C..................................     210,581         542,219
 Waste Recycling Group P.L.C...........................      13,000          88,831
 Weir Group P.L.C......................................       3,000          11,997
 Whitbread P.L.C.......................................      52,385         487,446
 Wilson Bowden P.L.C...................................      17,000         196,827
 Wimpey (George) P.L.C.................................      66,100         195,318
 *Wincanton P.L.C......................................      15,900          43,369
 Wolseley P.L.C........................................      90,391         639,488
 XANSA P.L.C...........................................      62,000         333,377
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $45,361,231)...................................                  46,568,072
                                                                       ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $65,487)......................................                $     65,621
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $45,426,718)...................................                  46,633,693
                                                                       ------------
FRANCE -- (10.7%)
COMMON STOCKS -- (10.7%)
 *#AGF (Assurances Generales de France SA).............      20,400       1,159,386
 Accor SA..............................................       7,550         308,008
 *Banque Nationale de Paris............................      55,900       4,856,626
 Bouygues..............................................       1,600          58,926
 Cie de Saint-Gobain...................................      12,700       1,893,514
 Club Mediterranee SA..................................       2,300         146,799
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................         798          56,817
 *Credit Industriel et Commercial......................       3,760         378,301
 #Credit Lyonnais SA...................................      42,172       1,451,631
 De la Rue Imperiale de Lyon...........................          59          86,016
 Dior (Christian) SA...................................      17,000         672,346
 Eiffage SA............................................       2,100         140,174
 Eridania Beghin-Say SA................................       4,100         369,416
 Esso SA...............................................       1,900         138,662
 *Euro Disney SCA......................................     170,500         140,183
 Faurecia SA...........................................       1,700          90,708
 Fimalac SA............................................       3,100         107,285
 Fonciere Lyonnaise SA.................................       3,900         110,741
 Fromageries Bel la Vache qui Rit......................         100          43,610
 GTM Entrepose.........................................         200          26,276
 #Generale des Establissements Michelin SA Series B....      15,000         522,682
 *#Groupe Danone.......................................       5,300         691,824
 Groupe du Louvre SA...................................         400          32,277
 Groupement pour le Financement de la Construction
   SA..................................................       3,000         259,370
 Imerys SA.............................................       2,500         252,378
 L'Air Liquide.........................................       2,045         281,302
 L'Oreal...............................................      10,550         684,089
 #LaFarge SA...........................................       4,700         439,014
 *Lafarge Prime Fidelity...............................       9,400         861,695
 Lafarge SA............................................       1,550         142,088
 *Lapeyre SA...........................................       2,400         117,988
 Pechiney SA Series A..................................      12,900         698,698
 Pernod-Ricard SA......................................       6,300         432,538
 #Peugeot SA...........................................       5,100       1,413,136
 #Rallye SA............................................       4,500         231,908
 Remy Cointreau SA.....................................       7,135         224,371
 SEB SA................................................         400          19,410
 SEB SA Prime Fidelite 2002............................         800          40,109
 SGE (Societe Generale d'Enterprise SA)................       2,160         125,688
 #Schneider SA.........................................       6,600         397,193
 *Seb SA Prime Fidelity................................         900          43,673
 Societe des Ciments de Francais.......................       6,200         281,154
 Societe Generale, Paris...............................      39,300       2,340,119
 Ste BIC...............................................       8,900         316,839
 Thomson-CSF...........................................       1,800          73,707
 UNIBAIL (Union du Credit Bail Immobiliere )...........       2,500         399,439
                                                            SHARES           VALUE+
                                                            ------           ------
 #Usinor SA............................................      27,700    $    354,297
 #Valeo SA.............................................       8,900         384,733
 Vivendi Universal SA..................................       7,400         472,308
                                                                       ------------
TOTAL -- FRANCE
  (Cost $24,167,883)...................................                  24,769,452
                                                                       ------------
GERMANY -- (8.1%)
COMMON STOCKS -- (8.1%)
 AGIV AG fuer Industrie & Verkehrswesen................         400           4,157
 *Altana AG............................................       1,800          60,876
 *Audi AG (Vormals Ausid-NSU Auto Union AG)............       1,000          52,552
 *Axel Springer Verlag AG..............................         300          18,563
 #BASF AG..............................................      50,700       2,058,460
 BHW Holding AG, Berlin................................       7,300         194,909
 Bankgesellschaft Berlin AG............................      11,850          95,119
 Bayer AG..............................................      18,000         714,794
 Bayerische Motorenwerke AG............................       2,600          87,050
 #Bayerische Vereinsbank AG............................      25,000       1,207,852
 Bilfinger & Berger Bau AG, Mannheim...................         300           5,289
 Celanese AG...........................................       2,600          56,351
 #Commerzbank AG.......................................      35,550         888,916
 Continental AG........................................       7,900         110,152
 DBV Holding AG........................................       1,700          57,638
 DaimlerChrysler AG, Stuttgart.........................      84,100       3,856,490
 #Degussa AG...........................................      10,918         313,720
 #Deutsche Bank AG.....................................      15,200       1,168,557
 #Deutsche Lufthansa AG................................      11,600         213,362
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       2,700         186,747
 #Deutsche Telekom AG..................................      18,400         381,013
 #Dresdner Bank AG.....................................      35,900       1,585,372
 Dyckerhoff AG.........................................       1,000          23,309
 *Em TV & Merchandising AG.............................       3,700          11,604
 *Ergo Versicherungs Gruppe AG.........................       1,800         258,608
 FPB Holding AG........................................         300          38,473
 Fresenius Medical Care AG.............................         600          41,042
 Gehe AG...............................................       1,800          65,300
 *Hannover Rueckversicherungs AG.......................       2,200         152,723
 Heidelberger Druckmaschinen AG........................       2,600         132,228
 Heidelberger Zement AG, Heidelberg....................       4,720         222,842
 Hochtief AG...........................................       4,000          85,101
 Hoechst AG............................................       9,600         390,581
 Ivg Holding AG........................................       2,300          27,410
 Kamps AG, Duesseldorf.................................       4,000          34,244
 Karstadt Quelle AG....................................       2,400          74,861
 *Koelnische Rueckversicherungs........................          80           5,291
 Linde AG..............................................       7,833         337,280
 #MAN AG...............................................       4,450         105,990
 MG Technologies AG....................................       9,200         105,274
 Merck KGAA............................................       3,300         111,745
 *Mobilcom AG..........................................       1,600          25,089
 Preussag AG...........................................       3,500         115,700
 Rwe AG (NEU) Series A.................................       1,750          65,711
 Stinnes AG............................................       5,700         126,100
 *Suedzucker AG........................................       8,850         123,398
 Thyssen Krupp AG......................................      42,400         628,931
 #Veba AG..............................................      25,700       1,287,418

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Vereins & Westbank AG.................................         700    $     19,461
 *#Volkswagen AG.......................................      16,750         823,459
                                                                       ------------
TOTAL -- GERMANY
  (Cost $19,693,318)...................................                  18,757,112
                                                                       ------------
SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 Ascom Holding AG......................................       2,000         101,893
 Baloise-Holding, Basel................................       1,540       1,550,275
 Bobst SA, Prilly......................................          80         116,609
 Ciba Spezialitaetenchemie Holding AG..................      17,500       1,051,055
 Clariant AG...........................................      23,800         647,392
 Credit Suisse Holding, Zuerich........................       1,120         202,895
 Financiere Richemont AG...............................       1,020       2,504,473
 Fischer (Georg) AG, Schaffhausen......................         880         223,185
 Helvetia Patria Holding, St. Gallen...................         420         372,235
 Holcim, Ltd...........................................       4,900       1,020,133
 Jelmoli Holding AG, Zuerich...........................          40          51,839
 Lonza Group AG, Zuerich...............................         900         524,239
 #Rieters Holdings.....................................         780         189,562
 *Sairgroup, Zuerich...................................       3,280         228,079
 *Saurer AG, Arbon.....................................         150          61,872
 Schindler Holding AG, Hergiswil Partizipsch...........          75         110,491
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................       3,100       2,106,375
 Sig Holding AG (Ex Sig Schweizerische Industrie
   Gesellschaft-Holding AG), Neu Hausen Am Reinfall....         750          77,340
 Sika Finanz AG, Baar..................................         240          66,888
 Sulzer AG, Winterthur.................................         930         356,131
 #Sulzer Medic AG......................................       3,030         306,119
 *Swatch Group AG......................................          90          99,982
 Swisscom AG...........................................         670         163,389
 UBS AG................................................       3,860         576,624
 Unaxis Holding AG.....................................         200          33,779
 Valora Holding AG.....................................         450          79,765
 Zurich Versicherungs-Gesellschaft - Allied AG.........       1,793         601,654
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,124,980)...................................                  13,424,273
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $30,702)......................................                      30,228
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Baloise-Holding, Basel Options 06/08/01
   (Cost $11,567)......................................       1,510           5,976
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $15,167,249)...................................                  13,460,477
                                                                       ------------
NETHERLANDS -- (5.2%)
COMMON STOCKS -- (5.2%)
 ABN-AMRO Holding NV...................................      57,892       1,106,532
 Buhrmann NV...........................................      22,060         350,595
 DSM NV................................................      16,632         614,089
 *Fortis (NL)..........................................      10,248         253,034
                                                            SHARES           VALUE+
                                                            ------           ------
 Getronics NV..........................................      56,462    $    270,398
 Hagemeyer NV..........................................       1,668          35,740
 *Haslemere NV.........................................       3,900         151,401
 Ing Groep NV..........................................      77,880       5,082,948
 *KLM (Koninklijke Luchtvaart Mij) NV..................       7,730         146,111
 *Koninklijke KPN NV...................................     149,069       1,393,682
 Koninklijke Philips Electronics NV....................      51,967       1,424,514
 Koninklijke Vendex KBB NV.............................       6,071          80,533
 Koninklijke Vopak NV..................................       7,900         179,122
 NV Holdingsmij de Telegraaf...........................       7,700         134,123
 Oce NV................................................      14,271         177,211
 *United Pan-Europe Communications NV Series A.........      72,700         345,081
 Vedior NV, Amsterdam..................................      14,333         182,233
 *Versatel Telecom International NV....................       6,840          28,989
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $13,385,369)...................................                  11,956,336
                                                                       ------------
ITALY -- (4.1%)
COMMON STOCKS -- (4.1%)
 *#Alitalia Linee Aeree Italiane SpA Series A..........     500,000         663,259
 Assicurazioni Generali SpA, Trieste...................       3,640         103,358
 Banca di Roma SpA.....................................     304,375       1,140,329
 Banca Nazionale del Lavoro SpA BNL....................      65,000         211,565
 Banca Popolare di Milano..............................      80,240         335,303
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................      52,000         510,400
 Banca Toscana.........................................      65,000         234,154
 #Buzzi Unicem SpA.....................................      27,000         259,523
 CIR SpA (Cie Industriale Riunite), Torino.............     167,500         250,587
 #Cia Assicuratrice Unipol SpA.........................      55,500         173,117
 Class Editore SpA.....................................       9,000          68,428
 #Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................     164,400         389,478
 *Ericsson SpA.........................................       5,500         151,511
 #Fiat SpA.............................................      97,000       2,205,106
 #IFIL Finanziaria Partecipazioni SpA..................      68,000         440,930
 *Immsi SpA............................................       6,500           4,154
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      39,540         338,499
 Milano Assicurazioni SpA..............................      73,000         225,847
 Parmalat Finanziaria SpA..............................     171,600         487,260
 #RAS SpA (Riunione Adriatica di Sicurta)..............      35,700         446,636
 Rinascente per l'Esercizio di Grande Magazzini SpA....      78,000         382,139
 #SAI SpA (Sta Assicuratrice Industriale), Torino......      12,500         177,787
 SNIA SpA..............................................     106,800         213,640
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,183,562)...................................                   9,413,010
                                                                       ------------
PREFERRED STOCKS
 Fiat SpA
   (Cost $47,699)......................................       3,000          41,855
                                                                       ------------
TOTAL -- ITALY
  (Cost $10,231,261)...................................                   9,454,865
                                                                       ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
 Aceralia Corporacion Siderurgica SA...................      19,100    $    240,090
 Acerinox SA...........................................      10,000         313,618
 *Aguas de Barcelona SA Issue 2000.....................          92           1,318
 Aguas de Barcelona SA.................................       9,200         139,585
 Aumar (Autopistas del Mare Nostrum SA)................      13,000         228,755
 Autopistas Concesionaria Espanola SA..................      47,777         481,504
 Azucarera Ebro Agricolas SA...........................      18,700         201,142
 Banco Pastor SA, La Coruna............................         500          19,309
 Cementos Portland SA..................................       1,100          26,200
 Cia Espanola de Petroleous SA.........................      46,000         526,369
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       9,200         188,011
 Endesa SA, Madrid.....................................      19,000         310,176
 Fomento de Construcciones y Contratas SA..............      20,600         418,188
 Grupo Dragados SA, Madrid.............................      18,800         235,681
 Grupo Ferrovial SA....................................       2,300          37,684
 Metrovacesa SA........................................       7,900         120,464
 *Metrovacesa SA Issue 2001............................         395           5,933
 *Red Electrica de Espana S.A..........................      24,600         205,594
 Repsol SA.............................................     146,600       2,616,925
 #Sol Melia SA.........................................      33,700         305,356
 Vallehermoso SA.......................................      28,200         192,178
                                                                       ------------
TOTAL -- SPAIN
  (Cost $6,381,582)....................................                   6,814,080
                                                                       ------------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.7%)
 AMP, Ltd..............................................      11,080         113,899
 *AXA Asia Pac Hldgs...................................     323,900         464,633
 Amcor, Ltd............................................      93,970         316,755
 Boral, Ltd............................................      20,438          26,935
 CSR, Ltd..............................................     179,017         562,598
 Commonwealth Bank of Australia........................      21,422         338,787
 Goodman Fielder, Ltd..................................     258,686         166,529
 Hanson P.L.C..........................................       1,879          13,325
 *Lion Nathan, Ltd.....................................      23,800          50,669
 MIM Holdings..........................................     303,235         190,596
 Mayne Nickless, Ltd...................................      41,381         126,483
 Mirvac, Ltd...........................................     158,013         284,337
 National Australia Bank, Ltd..........................      23,715         390,077
 Normandy Mining, Ltd..................................     313,254         158,785
 *One Tel Ltd..........................................     274,000          22,222
 Orica, Ltd............................................      38,970          88,693
 Origin Energy, Ltd....................................      21,121          29,441
 Pacific Dunlop, Ltd...................................      93,774          50,860
 Paperlinx, Ltd........................................       5,241          11,184
 Publishing and Broadcasting, Ltd......................      58,661         272,072
 Rio Tinto, Ltd........................................      19,462         358,694
 Santos, Ltd...........................................     114,698         385,462
 Seven Network, Ltd....................................      42,091         145,508
 Smith (Howard), Ltd...................................      40,001         189,804
 #St. George Bank, Ltd.................................      74,110         578,434
                                                            SHARES           VALUE+
                                                            ------           ------
 Suncorp-Metway Limited................................       4,757    $     32,311
 WMC, Ltd..............................................     203,563         923,495
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,031,858)....................................                   6,292,588
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $185,866).....................................                     182,410
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *AMP, Ltd. Contingent Rights..........................      10,499               0
 *Mirvac, Ltd. Options 06/29/01........................       4,468               2
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)............................................                           2
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $6,217,724)....................................                   6,475,000
                                                                       ------------
FINLAND -- (2.6%)
COMMON STOCKS -- (2.6%)
 Fortum Oyj............................................     387,288       1,789,079
 Huhtamaki Van Leer Oyj................................      14,400         353,964
 Kemira Oyj............................................      12,700          71,047
 Kesko Oyj.............................................      53,500         396,790
 Metra Oyj Series B....................................       3,700          79,659
 #Metsa-Serla Oyj Series B.............................      81,000         590,449
 Metso Oyj.............................................      39,268         421,045
 Outokumpu Oyj Series A...............................       57,000         507,298
 #Pohjola Group Insurance Corp. Series A..............       14,300         308,477
 Rautaruukki Oy Series K...............................       2,100           8,010
 Sanitec Oyj...........................................       1,094          13,399
 Stora Enso Oyj Series A...............................      18,800         215,125
 Stora Enso Oyj Series R...............................      48,500         561,143
 Upm-Kymmene Oyj.......................................      23,500         745,965
                                                                       ------------
TOTAL -- FINLAND
  (Cost $6,205,712)....................................                   6,061,450
                                                                       ------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 #Assidomaen AB........................................      18,150         385,209
 Atlas Copco AB Series A...............................      13,200         267,279
 Atlas Copco AB Series B...............................       6,600         131,187
 Avesta Polarit........................................       7,400          23,163
 Electrolux AB Series B................................      57,500         849,178
 Gambro AB Series A....................................      38,500         275,350
 Gambro AB Series B....................................      12,400          86,957
 Holmen AB Series B....................................      14,100         286,157
 Kinnevik Industrifoervaltnings AB Series B............       1,100          24,521
 NCC AB Series B.......................................      16,600         123,348
 *Perstorp AB Series B.................................       4,900          44,147
 SSAB Swedish Steel Series A...........................      12,600         121,713
 SSAB Swedish Steel Series B...........................       3,200          29,128
 #Skandinaviska Enskilda Banken Series A...............      23,000         212,562
 *Svedala Industri AB..................................       2,400          40,237
 #*Svenska Cellulosa AB Series B.......................      36,300         794,020
 Svenska Kullagerfabriken AB Series A..................       7,700         117,292
 #*Svenska Kullagerfabriken AB Series B................       9,900         167,356

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Trelleborg AB Series B................................      15,800    $    120,338
 Volvo AB Series A.....................................      20,900         318,364
 Volvo AB Series B.....................................      45,700         721,604
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,592,850)....................................                   5,139,110
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $10,332)......................................                      10,142
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $5,603,182)....................................                   5,149,252
                                                                       ------------
HONG KONG -- (2.1%)
COMMON STOCKS -- (2.0%)
 Amoy Properties, Ltd..................................     503,000         548,155
 China Overseas Land & Investment, Ltd.................     946,000         169,799
 City e Solutions, Ltd.................................      22,500           1,500
 Great Eagle Holdings, Ltd.............................      93,331         131,624
 Hang Lung Development Co., Ltd........................     235,000         221,448
 Hong Kong and Shanghai Hotels, Ltd....................      31,500          16,558
 Hysan Development Co., Ltd............................     183,957         242,924
 Kerry Properties, Ltd.................................     206,188         248,489
 New World Development Co., Ltd........................     380,685         488,070
 New World Infrastructure, Ltd.........................      38,400          28,801
 Shanghai Industrial Holdings Ltd......................     102,000         182,428
 Shangri-La Asia, Ltd..................................     394,000         358,650
 Sino Land Co., Ltd....................................     685,115         311,823
 Swire Pacific, Ltd. Series A..........................     107,000         584,400
 Tsim Sha Tsui Properties, Ltd.........................     240,000         167,697
 Wharf Holdings, Ltd...................................     279,600         630,908
 Wheelock and Co., Ltd.................................     361,000         300,841
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,906,393)....................................                   4,634,115
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $248,533).....................................                     248,524
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $5,154,926)....................................                   4,882,639
                                                                       ------------
EMU -- (0.9%)
INVESTMENT IN CURRENCY -- (0.9%)
 *Euro Currency
   (Cost $2,126,519)...................................                   2,103,340
                                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Carlsberg A.S. Series B...............................       7,040         316,119
 Danisco A.S...........................................       6,600         229,586
 Danske Bank A.S.......................................      55,116         870,909
 FLS Industries........................................       1,440       18,007ooo
 *Jyske Bank A.S.00....................................       3,400          72,277
 Koebenhavns Lufthavne.................................         620          50,746
 Nordic Baltic Holding AB..............................      21,596         120,296
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       1,550          34,007
 Novozymes A.S. Series B...............................       5,867         127,388
 *Topdanmark A.S.......................................       3,830         104,058
                                                                       ------------
TOTAL -- DENMARK
  (Cost $1,783,486)....................................                   1,943,393
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Centrepoint Properties, Ltd...........................     119,050    $    108,598
 City Developments, Ltd................................     152,000         558,820
 Fraser & Neave, Ltd...................................      85,000         324,246
 *Keppel Capital Holdings, Ltd.........................     171,250         273,612
 Keppel Corp., Ltd.....................................     132,000         246,659
 Keppel Land, Ltd......................................     130,000         134,398
 *Neptune Orient Lines, Ltd............................     179,000         164,274
 Singapore Land, Ltd...................................      35,000          66,950
 United Industrial Corp., Ltd..........................      45,000          18,783
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,200,373)....................................                   1,896,340
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $4,055).......................................                       4,056
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $2,204,428)....................................                   1,900,396
                                                                       ------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
 AGFA-Gevaert NV, Mortsel..............................       2,800          41,130
 *Algemene Mij Voor Nijverheidskredit Almanij..........       3,800         129,482
 Bekaert SA............................................       8,500         293,088
 Fortis AG Series B....................................       2,200          52,213
 Heidelberger Zement AG................................         466          22,909
 *Heidelberger Zement AG VVPR..........................         466               4
 Solvay SA.............................................      10,900         512,303
 Tessenderlo Chemie....................................       7,300         182,534
 #Union Miniere SA.....................................      14,400         591,975
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $2,125,641)....................................                   1,825,638
                                                                       ------------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
 Allied Irish Banks P.L.C..............................      11,860         130,585
 Bank of Ireland.......................................       4,008          38,525
 CRH P.L.C.............................................       5,549          96,326
 DCC P.L.C.............................................       7,379          66,298
 Independent News & Media P.L.C........................      24,897          54,868
 Irish Permanent P.L.C.................................      49,216         552,323
 Jefferson Smurfit Group P.L.C.........................     189,295         336,944
                                                                       ------------
TOTAL -- IRELAND
  (Cost $1,339,700)....................................                   1,275,869
                                                                       ------------
PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)
 *Banco Comercial Portugues SA.........................      10,271          40,656
 *Banco Comercial Portugues SA BCP.....................         800           3,065
 Banco Espirito Santo e Comercial de Lisboa............      50,416         683,734
 Cimpor Cimentos de Portugal SA........................      11,060         229,866
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................      12,000          82,388
 *Portugal Telecom SA..................................      13,000         103,028
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $1,254,509)....................................                   1,142,737
                                                                       ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 #Bergesen Dy ASA Series A.............................       9,200    $    195,463
 Den Norske Bank ASA Series A..........................      38,500         162,772
 Elkem ASA.............................................       5,100          87,664
 Norske Skogindustrier Asa Series A....................      16,000         249,401
 *Petroleum Geo Services ASA...........................      15,000         166,552
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $809,792)......................................                     861,852
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $12,473)......................................                      12,130
                                                                       ------------
TOTAL -- NORWAY
  (Cost $822,265)......................................                     873,982
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo-Und Vereinsbank AG....................       1,478          70,794
 *Telekom Austria AG...................................      13,912          80,186
 Voest-Alpine Stahl AG.................................      10,065         278,119
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $433,344)......................................                     429,099
                                                                       ------------
NEW ZEALAND -- (0.0%)
COMMON STOCKS -- (0.0%)
 Carter Holt Harvey, Ltd.
   (Cost $85,474)......................................      75,400          53,613
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $4,840).......................................                       4,506
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $90,314).......................................                      58,119
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (4.1%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $9,668,295) to be
   repurchased at $9,525,024...........................    $  9,524    $  9,524,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $233,117,887)++....                $231,834,451
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $233,334,316.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                              TAX-MANAGED           TAX-MANAGED          TAX-MANAGED            TAX-MANAGED
                                            U.S. MARKETWIDE       U.S. SMALL CAP        U.S. SMALL CAP       DFA INTERNATIONAL
                                            VALUE PORTFOLIO       VALUE PORTFOLIO         PORTFOLIO           VALUE PORTFOLIO
                                            ---------------       ---------------       --------------       -----------------
ASSETS:
Investments at Value.................         $   463,383           $   681,958          $   321,023            $   231,834
Collateral for Securities Loaned.....                  --                14,991               17,028                 14,676
Cash.................................                  --                     1                    1                     15
Receivables:
  Dividends, Interest and Tax
    Reclaims.........................                  --                   673                  214                    752
  Investment Securities Sold.........                  --                     2                   --                     --
  Fund Shares Sold...................                 206                 5,899                1,229                    633
Prepaid Expenses and Other Assets....                  12                    35                   20                     33
                                              -----------           -----------          -----------            -----------
    Total Assets.....................             463,601               703,559              339,515                247,943
                                              -----------           -----------          -----------            -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned....                  --                14,991               17,028                 14,676
  Investment Securities Purchased....                 154                 6,331                8,445                  8,556
  Fund Shares Redeemed...............                  52                   172                   37                     75
Accrued Expenses and Other
 Liabilities.........................                  92                   372                  167                    150
                                              -----------           -----------          -----------            -----------
    Total Liabilities................                 298                21,866               25,677                 23,457
                                              -----------           -----------          -----------            -----------
NET ASSETS...........................         $   463,303           $   681,693          $   313,838            $   224,486
                                              ===========           ===========          ===========            ===========
SHARES OUTSTANDING $.01 PAR
 VALUE (Authorized 100,000,000)......          35,632,844            44,760,163           20,745,165             21,847,885
                                              ===========           ===========          ===========            ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE..........         $     13.00           $     15.23          $     15.13            $     10.27
                                              ===========           ===========          ===========            ===========
Investments at Cost..................         $   373,839           $   513,567          $   267,120            $   233,118
                                              ===========           ===========          ===========            ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                TAX-MANAGED        TAX-MANAGED       TAX-MANAGED         TAX-MANAGED
                                              U.S. MARKETWIDE    U.S. SMALL CAP     U.S. SMALL CAP    DFA INTERNATIONAL
                                              VALUE PORTFOLIO    VALUE PORTFOLIO      PORTFOLIO        VALUE PORTFOLIO
                                              ---------------    ---------------    --------------    -----------------
INVESTMENT INCOME
  Net Investment Income Received from The
    DFA Investment Trust Company............      $ 2,713                 --                 --                 --
  Dividends (Net of Foreign Taxes Withheld
    of $0, $0, $0 and $364, respectively)...           --           $  3,237            $   975            $ 2,808
  Interest..................................           --                268                162                240
  Income from Securities Lending............           --                190                179                136
                                                  -------           --------            -------            -------
      Total Investment Income...............        2,713              3,695              1,316              3,184
                                                  -------           --------            -------            -------
EXPENSES
  Investment Advisory Services..............           --              1,424                623                455
  Administrative Fees.......................          288                 --                 --                 --
  Accounting & Transfer Agent Fees..........           36                108                 49                115
  Custodian Fees............................           --                 27                 12                108
  Legal Fees................................            2                  3                  1                  1
  Audit Fees................................            1                 22                  6                  5
  Filing Fees...............................           34                 41                 22                 18
  Shareholders' Reports.....................            5                 10                  4                  3
  Directors Fees............................            1                  2                  1                 --
  Other.....................................            2                  3                  5                  5
                                                  -------           --------            -------            -------
      Total Expenses........................          369              1,640                723                710
                                                  -------           --------            -------            -------
  NET INVESTMENT INCOME (LOSS)..............        2,344              2,055                593              2,474
                                                  -------           --------            -------            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
Net Realized Gain (Loss) on Investment
 Securities Sold............................       (3,983)              (290)            (7,292)              (239)
Net Realized Gain (Loss) on Foreign Currency
 Transactions...............................           --                 --                 --               (106)
Change in Unrealized Appreciation
 (Depreciation) of:
  Investment Securities and Foreign
    Currency................................       73,059            129,027             44,804             (1,082)
  Translation of Foreign Currency
    Denominated Amounts.....................           --                 --                 --                 59
                                                  -------           --------            -------            -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES
    AND FOREIGN CURRENCY....................       69,076            128,737             37,512             (1,368)
                                                  -------           --------            -------            -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................      $71,420           $130,792            $38,105            $ 1,106
                                                  =======           ========            =======            =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                TAX-MANAGED            TAX-MANAGED
                              U.S. MARKETWIDE        U.S. SMALL CAP
                              VALUE PORTFOLIO        VALUE PORTFOLIO
                           ---------------------  ---------------------
                           SIX MONTHS     YEAR    SIX MONTHS     YEAR
                             ENDED       ENDED      ENDED       ENDED
                            MAY 31,     NOV. 30,   MAY 31,     NOV. 30,
                              2001        2000       2001        2000
                           -----------  --------  -----------  --------
                           (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    2,344   $  3,346  $    2,055   $  3,329
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      (3,983)   (13,062)       (290)    (6,536)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
    Securities...........      73,059     18,132     129,027     25,377
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      71,420      8,416     130,792     22,170
                           ----------   --------  ----------   --------
Distributions From:
  Net Investment
    Income...............      (4,310)    (2,721)     (3,420)    (1,377)
  Net Realized Gains.....          --         --          --         --
                           ----------   --------  ----------   --------
    Total
      Distributions......      (4,310)    (2,721)     (3,420)    (1,377)
                           ----------   --------  ----------   --------
Capital Share
  Transactions (1):
  Shares Issued..........     162,133    188,565     146,436    198,587
  Shares Issued in Lieu
    of Cash
    Distributions........       4,251      2,604       3,334      1,310
  Shares Redeemed........     (29,648)   (36,986)    (31,178)   (51,696)
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    From Capital Shares
    Transactions.........     136,736    154,183     118,592    148,201
                           ----------   --------  ----------   --------
    Total Increase
      (Decrease).........     203,846    159,878     245,964    168,994
NET ASSETS
  Beginning of Period....     259,457     99,579     435,729    266,735
                           ----------   --------  ----------   --------
  End of Period..........  $  463,303   $259,457  $  681,693   $435,729
                           ==========   ========  ==========   ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........      13,632     18,040      10,718     16,377
   Shares Issued in Lieu
     of Cash
     Distributions.......         349        246         270        118
   Shares Redeemed.......      (2,429)    (3,561)     (2,288)    (4,272)
                           ----------   --------  ----------   --------
                               11,552     14,725       8,700     12,223
                           ==========   ========  ==========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                TAX-MANAGED            TAX-MANAGED
                              U.S. SMALL CAP        DFA INTERNATIONAL
                                 PORTFOLIO           VALUE PORTFOLIO
                           ---------------------  ---------------------
                           SIX MONTHS     YEAR    SIX MONTHS     YEAR
                             ENDED       ENDED      ENDED       ENDED
                            MAY 31,     NOV. 30,   MAY 31,     NOV. 30,
                              2001        2000       2001        2000
                           ----------   --------  ----------   --------
                           (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $      593   $    599  $    2,474   $  1,449
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      (7,292)    (5,648)       (239)    (1,059)
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          --         --        (106)      (128)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........      44,804      1,337      (1,082)      (326)
    Translation of
      Foreign Currency
      Denominated
      Amounts............          --         --          59        (72)
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      38,105     (3,712)      1,106       (136)
                           ----------   --------  ----------   --------
Distributions From:
  Net Investment
    Income...............        (690)      (187)     (1,421)      (179)
  Net Realized Gains.....          --         --          --         --
                           ----------   --------  ----------   --------
    Total
      Distributions......        (690)      (187)     (1,421)      (179)
                           ----------   --------  ----------   --------
Capital Share
  Transactions (1):
  Shares Issued..........     142,413    117,059     133,288     83,762
  Shares Issued in Lieu
    of Cash
    Distributions........         685        181       1,421        179
  Shares Redeemed........     (30,414)   (16,876)    (21,258)   (11,518)
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    From Capital Shares
    Transactions.........     112,684    100,364     113,451     72,423
                           ----------   --------  ----------   --------
    Total Increase
      (Decrease).........     150,099     96,465     113,136     72,108
NET ASSETS
  Beginning of Period....     163,739     67,274     111,350     39,242
                           ----------   --------  ----------   --------
  End of Period..........  $  313,838   $163,739  $  224,486   $111,350
                           ==========   ========  ==========   ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........      10,273      8,293      12,873      8,203
   Shares Issued in Lieu
     of Cash
     Distributions.......          52         14         138         17
   Shares Redeemed.......      (2,219)    (1,185)     (2,083)    (1,133)
                           ----------   --------  ----------   --------
                                8,106      7,122      10,928      7,087
                           ==========   ========  ==========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-MANAGED U.S.                        TAX-MANAGED U.S.
                      MARKETWIDE VALUE PORTFOLIO              SMALL CAP VALUE PORTFOLIO
                 -------------------------------------  --------------------------------------
                 SIX MONTHS    YEAR     DEC. 14, 1998   SIX MONTHS     YEAR     DEC. 11, 1998
                   ENDED       ENDED          TO           ENDED       ENDED          TO
                  MAY 31,    NOV. 30,      NOV. 30,       MAY 31,    NOV. 30,      NOV. 30,
                    2001       2000          1999          2001        2000          1999
----------------------------------------------------------------------------------------------
                 (UNAUDITED)                            (UNAUDITED)
Net Asset
  Value,
  Beginning of
  Period.......  $  10.77    $  10.64      $  10.00     $  12.08     $  11.19      $  10.00
                 --------    --------      --------     --------     --------      --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
    Investment
    Income
    (Loss).....      0.08        0.17          0.10         0.05         0.09          0.05
  Net Gains
    (Losses) on
    Securities
    (Realized
    and
 Unrealized)...      2.30        0.12          0.61         3.19         0.86          1.14
                 --------    --------      --------     --------     --------      --------
    Total From
     Investment
  Operations...      2.38        0.29          0.71         3.24         0.95          1.19
----------------------------------------------------------------------------------------------
LESS
  DISTRIBUTIONS
  Net
    Investment
    Income.....     (0.15)      (0.16)        (0.07)       (0.09)       (0.06)           --
  Net Realized
    Gains......        --          --            --           --           --            --
                 --------    --------      --------     --------     --------      --------
    Total
    Distributions...    (0.15)    (0.16)       (0.07)      (0.09)       (0.06)           --
----------------------------------------------------------------------------------------------
Net Asset
  Value, End of
  Period.......  $  13.00    $  10.77      $  10.64     $  15.23     $  12.08      $  11.19
==============================================================================================
Total Return...     22.16%#      2.80%         7.02%#      27.02%#       8.50%        11.90%#
----------------------------------------------------------------------------------------------
Net Assets, End
  of Period
 (thousands)...  $463,303    $259,457      $ 99,579     $681,693     $435,729      $266,735
Ratio of
  Expenses to
  Average Net
  Assets.......      0.44%*(1)     0.50%(1)        0.69%*(1)     0.58%*     0.60%        0.64%*
Ratio of Net
  Investment
  Income (Loss)
  to Average
  Net Assets...      1.22%*      1.75%         1.27%*       0.72%*       0.88%         0.66%*
Portfolio
  Turnover
  Rate.........       N/A         N/A           N/A           16%*         50%           15%*
Portfolio
  Turnover Rate
  of Master
  Fund
  Series.......        10%*        39%           10%*        N/A+         N/A+          N/A+
----------------------------------------------------------------------------------------------

   *  Annualized
   #  Non-annualized
 (1) Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.
 N/A  Refer to the Master Fund Series
N/A+ Not applicable, as these Portfolios are stand-alone registered investment companies.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-MANAGED U.S.                        TAX-MANAGED DFA
                          SMALL CAP PORTFOLIO               INTERNATIONAL VALUE PORTFOLIO
                 -------------------------------------  --------------------------------------
                 SIX MONTHS    YEAR     DEC. 15, 1998   SIX MONTHS     YEAR     APR. 16, 1998
                   ENDED       ENDED          TO           ENDED       ENDED          TO
                  MAY 31,    NOV. 30,      NOV. 30,       MAY 31,    NOV. 30,      NOV. 30,
                    2001       2000          1999          2001        2000          1999
----------------------------------------------------------------------------------------------
                 (UNAUDITED)                            (UNAUDITED)
Net Asset
  Value,
  Beginning of
  Period.......  $  12.95    $  12.19      $  10.00     $  10.20     $  10.24       $ 10.00
                 --------    --------      --------     --------     --------       -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
    Investment
    Income
    (Loss).....      0.03        0.05          0.02         0.09         0.13          0.03
  Net Gains
    (Losses) on
    Securities
    (Realized
    and
 Unrealized)...      2.20        0.74          2.17         0.09        (0.12)         0.21
                 --------    --------      --------     --------     --------       -------
    Total From
     Investment
  Operations...      2.23        0.79          2.19         0.18         0.01          0.24
----------------------------------------------------------------------------------------------
LESS
  DISTRIBUTIONS
  Net
    Investment
    Income.....     (0.05)      (0.03)           --        (0.11)       (0.05)           --
  Net Realized
    Gains......        --          --            --           --           --            --
                 --------    --------      --------     --------     --------       -------
    Total
    Distributions...    (0.05)    (0.03)          --       (0.11)       (0.05)           --
----------------------------------------------------------------------------------------------
Net Asset
  Value, End of
  Period.......  $  15.13    $  12.95      $  12.19     $  10.27     $  10.20       $ 10.24
==============================================================================================
Total Return...     17.27%#      6.50%        21.90%#       1.77%#       0.04%         2.40%#
----------------------------------------------------------------------------------------------
Net Assets, End
  of Period
 (thousands)...  $313,838    $163,739      $ 67,274     $224,486     $111,350       $39,242
Ratio of
  Expenses to
  Average Net
  Assets.......      0.58%*      0.61%         0.78%*       0.78%*       0.81%         1.56%*
Ratio of Net
  Investment
  Income (Loss)
  to Average
  Net Assets...      0.48%*      0.45%         0.37%*       2.73%*       1.86%         0.83%*
Portfolio
  Turnover
  Rate.........        18%*        54%            9%*          2%*          6%            0%*
Portfolio
  Turnover Rate
  of Master
  Fund
  Series.......       N/A+        N/A+          N/A+         N/A+         N/A+          N/A+
----------------------------------------------------------------------------------------------

   *  Annualized
   #  Non-annualized
 N/A  Refer to the Master Fund Series
N/A+ Not applicable, as these Portfolios are stand-alone registered investment companies.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-eight portfolios, four of which (the "Portfolios") are included in this report. Of the remaining portfolios, thirty are presented in separate reports and four have not commenced operations.

    Effective April 1, 2001, the Tax-Managed U.S. 5-10 Value Portfolio changed its name to the Tax-Managed U.S. Small Cap Value Portfolio and the Tax-Managed U.S. 6-10 Small Company Portfolio changed its name to the Tax-Managed U.S. Small Cap Portfolio.

    The Tax-Managed U.S. Marketwide Value Portfolio (the "Portfolio" or "Feeder Fund") invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of the DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 81% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

    Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by Tax-Managed Small Cap Value Portfolio and Tax-Managed Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    For the Tax-Managed U.S. Marketwide Value Portfolio, the investment reflects its proportionate interest in the net assets of The Tax-Managed U.S. Marketwide Value Series.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition or foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions of The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains, as applicable. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Tax-Managed U.S. Marketwide Value Portfolio accrues, on a daily basis, its respective share of income, net of expenses on its investment in The Tax-Managed U.S. Marketwide Value Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro-rata among its investors at the time of such determination.

    The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Tax-Managed DFA International Value Portfolio accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to all Portfolios except the Feeder Fund. The Advisor provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the six months ended May 31, 2001, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

Tax-Managed U.S. Small Cap Value Portfolio..................  0.50 of 1%
Tax Managed U.S. Small Cap Portfolio........................  0.50 of 1%
Tax Managed DFA International Value Portfolio...............  0.50 of 1%

    For the six months ended May 31, 2001, the Feeder Fund accrued and paid monthly to the Advisor an administration fee based on an effective annual rate of 0.15 of 1% of average daily net assets.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              --------------------
                                                              PURCHASES    SALES
                                                              ---------   --------
Tax-Managed U.S. Small Cap Value Portfolio..................  $147,489    $44,434
Tax-Managed U.S. Small Cap Portfolio........................   134,392     22,128
Tax-Managed DFA International Value Portfolio...............   113,760      1,548

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ---------
Tax-Managed U.S. Marketwide Value Portfolio................      $104,929           $(16,293)      $ 88,636
Tax-Managed U.S. Small Cap Value Portfolio.................       197,598            (30,453)       167,145
Tax-Managed U.S. Small Cap Portfolio.......................        72,891            (19,531)        53,360
Tax-Managed DFA International Value Portfolio..............        14,653            (16,153)        (1,500)

    At May 31, 2001, the Portfolios had capital loss carryforwards for federal income tax purposes as follows (amounts in thousands):

                                                            EXPIRES ON NOVEMBER, 30
                                                        --------------------------------
                                                         2007        2008         TOTAL
                                                        ------      -------      -------
Tax-Managed U.S. Marketwide Value Portfolio.......      $  703      $12,271      $12,974
Tax-Managed U.S. Small Cap Value Portfolio........       1,153        5,807        6,960
Tax-Managed U.S. Small Cap Portfolio..............         500        5,106        5,606
Tax-Managed DFA International Value Portfolio.....           1          843          844

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowing under the line of credit with the domestic custodian bank during the six months ended May 31, 2001 are as follows:

                       WEIGHTED      WEIGHTED    NUMBER OF     INTEREST   MAXIMUM AMOUNT
                        AVERAGE      AVERAGE        DAYS       EXPENSE    BORROWED DURING
                     INTEREST RATE LOAN BALANCE OUTSTANDING    INCURRED     THE PERIOD
                     ------------- ------------ ------------ ------------ ---------------
Tax-Managed U.S.
 Small Cap
 Portfolio..........     7.25%      $4,584,000          3       $2,770      $4,584,000

    There were no outstanding borrowings under the line of credit with the domestic custodian bank at May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Tax-Managed DFA International Value Portfolio an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the six months ended May 31, 2001.

H. COMPONENTS OF NET ASSETS:

    At May 31, 2001 net assets consisted of (amounts in thousands):

                       TAX-MANAGED     TAX-MANAGED
                     U.S. MARKETWIDE U.S. SMALL CAP
                     VALUE PORTFOLIO VALUE PORTFOLIO
                     --------------- ---------------
Paid-In Capital.....      $392,602       $519,663
Accumulated Net
 Investment Income
 (Loss).............        (1,014)         1,786
Accumulated Net
 Realized Gain
 (Loss).............       (17,829)        (8,147)
Unrealized
 Appreciation
 (Depreciation) of
 Investment
 Securities.........        89,544        168,391
                          --------       --------
Total Net Assets....      $463,303       $681,693
                          ========       ========

                                      TAX-MANAGED
                      TAX-MANAGED         DFA
                     U.S. SMALL CAP  INTERNATIONAL
                       PORTFOLIO    VALUE PORTFOLIO
                     -------------- ---------------
Paid-In Capital.....     $272,944         $224,926
Accumulated Net
 Investment Income
 (Loss).............          453            2,245
Accumulated Net
 Realized Gain
 (Loss).............      (13,461)          (1,299)
Accumulated Net
 Realized Foreign
 Exchange Gain
 (Loss).............           --             (106)
Unrealized
 Appreciation
 (Depreciation) of
 Investment
 Securities and
 Foreign Currency...       53,902           (1,284)
Unrealized Net
 Foreign Exchange
 Gain (Loss)........           --                4
                         --------         --------
Total Net Assets....     $313,838         $224,486
                         ========         ========

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities of the loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities, UBS Warburg and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and the value of collateral on overnight repurchase agreements at May 31, 2001, was as follows:

                                        VALUE OF COLLATERAL COLLATERAL ON
                      MARKET VALUE OF           AND          REPURCHASE
                     SECURITIES ON LOAN   IDEMNIFICATION     AGREEMENTS
                     ------------------ ------------------- -------------
Tax-Managed U.S.
 Small Cap Value
 Portfolio..........    $10,092,801         $14,991,088      $15,465,584
Tax-Managed U.S.
 Small Cap
 Portfolio..........     14,504,268          17,027,623       17,566,579
Tax-Managed DFA
 International Value
 Portfolio..........     13,763,793          14,675,528       15,515,209

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.5%)
 *3COM Corp............................................     216,600    $  1,205,379
 #*3Dfx Interactive, Inc...............................      10,000           3,350
 AAR Corp..............................................      24,200         338,800
 #*Adelphia Communications Corp. Class A...............      67,200       2,572,080
 *Advanced Micro Devices, Inc..........................      17,000         480,250
 Advanta Corp. Class A.................................      16,900         222,826
 Advanta Corp. Class B Non-Voting......................      21,600         261,900
 *Aetna, Inc...........................................      91,900       2,145,865
 Agco Corp.............................................      47,700         412,605
 Airborne, Inc.........................................      43,200         470,448
 *Airgas, Inc..........................................      59,600         613,880
 AK Steel Holding Corp.................................      96,860       1,296,955
 *Akamai Technologies, Inc.............................      26,400         272,316
 *Alaska Air Group, Inc................................      23,800         683,774
 *Albany International Corp. Class A...................      17,000         376,040
 Albemarle Corp........................................       3,900          89,310
 Albertson's, Inc......................................       9,000         258,300
 Alcoa, Inc............................................      20,352         878,189
 Alexander & Baldwin, Inc..............................      36,400         849,030
 Alfa Corp.............................................       1,800          35,280
 *Allegheny Corp.......................................         636         132,797
 *Allen Telecom, Inc...................................       2,400          28,800
 *Alliance Semiconductor Corp..........................      37,200         470,580
 Alliant Energy Corp...................................      12,700         390,525
 Allmerica Financial Corp..............................      18,900       1,032,885
 Allstate Corp.........................................     213,700       9,620,774
 Amerada Hess Corp.....................................      25,900       2,218,076
 *Amerco, Inc..........................................      19,600         360,444
 *America West Holdings Corp. Class B..................      16,700         171,175
 American Financial Group, Inc.........................      35,700       1,002,813
 American Greetings Corp. Class A......................      13,100         164,274
 American National Insurance Co........................      23,800       1,748,943
 *American Power Conversion Corp.......................       3,000          48,765
 *American Tower Corp..................................      53,700       1,328,538
 *Ameripath, Inc.......................................       9,700         247,495
 AmerUs Group Co.......................................      10,000         359,000
 *Amkor Technology, Inc................................       3,000          58,575
 *AMR Corp.............................................     135,600       5,287,044
 AmSouth Bancorporation................................       2,500          45,975
 *Amtran, Inc..........................................       3,400          66,453
 Anadarko Petroleum Corp...............................      16,334       1,022,672
 *Ann Taylor Stores Corp...............................      17,500         597,100
 *Antec Corp...........................................       2,300          26,875
 Apache Corp...........................................      13,800         821,790
 *Apple Computer, Inc..................................      51,000       1,017,705
 *Applica, Inc.........................................       8,200          69,618
 Applied Industrial Technologies, Inc..................       5,600         101,360
 *Arch Capital Group Ltd...............................       9,000         150,345
 Arch Chemicals, Inc...................................      20,300         440,510
 Arch Coal, Inc........................................      18,995         585,996
 Archer-Daniels Midland Co.............................     405,300       5,471,550
 Argonaut Group, Inc...................................      19,800         357,885
 *Ariba, Inc...........................................      65,100         371,395
 Arnold Industries, Inc................................       8,900         165,139

                                                            SHARES           VALUE+
                                                            ------           ------
 *Arrow Electronics, Inc...............................      34,000    $    856,120
 Arvinmeritor, Inc.....................................       7,100         110,050
 Ashland, Inc..........................................      33,300       1,382,616
 *ASM Lithography Holding N.V..........................       7,458         173,510
 Astoria Financial Corp................................       2,700         150,916
 AT & T Corp...........................................     515,900      10,921,603
 *AT & T Corp.- Liberty Media Group....................     751,600      12,664,460
 *At Home Corp.........................................     226,400         945,220
 *Audiovox Corp. Class A...............................      23,400         224,289
 *Aurora Foods, Inc....................................      40,200         213,060
 *AutoNation, Inc......................................     324,600       3,781,590
 *Avid Technology, Inc.................................       7,700         109,340
 Avnet, Inc............................................         400           9,856
 AVX Corp..............................................       1,000          18,700
 *Aztar Corp...........................................      31,900         449,790
 Baldwin & Lyons, Inc. Class B.........................       1,200          26,088
 Bancwest Corp.........................................      34,000       1,167,220
 Bandag, Inc...........................................       4,500         118,350
 Bandag, Inc. Class A..................................       3,800          83,980
 #*Bank of America Corp................................      14,000         829,500
 Bank One Corp.........................................      11,400         451,440
 *Bank United Financial Corp. Class A..................       4,000          54,020
 Banknorth Group, Inc..................................       3,000          60,960
 Banner Corp...........................................       1,000          20,195
 Banta Corp............................................      13,000         364,000
 *Barrett Resources Corp...............................         500          35,625
 Bausch & Lomb, Inc....................................       1,200          56,760
 Bay View Capital Corp.................................      27,300         187,005
 Bear Stearns Companies, Inc...........................      49,622       2,696,956
 *Beazer Homes USA, Inc................................       3,000         180,000
 *Belco Oil & Gas Corp.................................       2,500          24,000
 Belo (A.H.) Corp. Class A.............................      69,100       1,346,759
 *Benchmark Electronics, Inc...........................       8,400         193,284
 Bergen Brunswig Corp. Class A.........................      65,600       1,351,360
 Berkley (W.R.) Corp...................................      10,500         456,750
 #*Bethlehem Steel Corp................................      52,700         145,452
 *Beverly Enterprises..................................      87,100         783,900
 *Big Lots, Inc........................................      84,200       1,092,916
 *Bio-Rad Laboratories, Inc. Class A...................       2,000          86,200
 Bob Evans Farms, Inc..................................      19,600         336,140
 *Boca Resorts, Inc....................................      32,700         407,115
 Boise Cascade Corp....................................      51,600       1,818,900
 *Borders Group, Inc...................................       2,000          36,540
 Borg Warner Automotive, Inc...........................      23,100       1,045,275
 *Borland Software Corp................................       9,700          93,265
 Bowater, Inc..........................................      22,900       1,103,780
 Bowne & Co., Inc......................................      29,300         339,880
 *Boyd Gaming Corp.....................................      42,300         221,652
 *Broadbase Software, Inc..............................         800           1,612
 *Broadwing, Inc.......................................       4,700         116,043
 Brookline Bancorp, Inc................................      11,500         159,390
 *Brooks Automation, Inc...............................      12,100         595,380
 *Brown (Tom), Inc.....................................       6,900         194,614
 Brown Shoe Company, Inc...............................       8,900         177,555
 Brunswick Corp........................................      51,400       1,161,640
 Brush Wellman, Inc....................................       4,500          97,200

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Burlington Coat Factory Warehouse Corp................      21,100    $    412,716
 Burlington Northern Santa Fe Corp.....................     311,900       9,690,733
 C.I.T. Group, Inc. Class A............................     221,700       8,801,490
 *Cabletron Systems, Inc...............................      12,800         248,448
 Cabot Corp............................................         500          18,755
 Calgon Carbon Corp....................................      27,600         226,320
 Caraustar Industries, Inc.............................      23,600         242,136
 Carpenter Technology Corp.............................      19,800         584,100
 Carter-Wallace, Inc...................................       8,500         162,775
 *Casella Waste Systems, Inc. Class A..................       5,100          48,093
 Casey's General Stores, Inc...........................      23,600         253,818
 Cash America International, Inc.......................       6,700          48,240
 Caterpillar, Inc......................................       1,600          86,656
 Cato Corp. Class A....................................         400           7,728
 *CB Richard Ellis Services, Inc.......................       8,500         131,325
 CBRL Group, Inc.......................................      23,400         396,981
 *CDI Corp.............................................       3,700          61,790
 *Cell Genesys, Inc....................................       1,400          23,807
 Centex Corp...........................................      60,500       2,255,440
 *Central Garden & Pet Co..............................       5,800          40,397
 Centura Banks, Inc....................................         500          26,700
 *Century Business Services, Inc.......................      30,700         107,450
 CenturyTel, Inc.......................................       3,100          88,164
 *Champion Enterprises, Inc............................      38,800         412,056
 *Charming Shoppes, Inc................................      16,600          99,849
 *CheckFree Corp.......................................      16,600         643,499
 *Checkpoint System, Inc...............................      24,200         330,572
 Chemed Corp...........................................       1,200          42,120
 Chemfirst, Inc........................................       6,300         163,170
 Chesapeake Corp.......................................      10,000         223,000
 #*Chiquita Brands International, Inc..................      21,200          36,040
 *Chris-Craft Industries, Inc..........................       4,075         283,172
 Chubb Corp............................................       2,000         150,700
 CICOR International, Inc..............................       1,150          27,002
 Cincinnati Financial Corp.............................     136,900       5,754,591
 Circuit City Stores, Inc. (Carmax Group)..............      82,600       1,239,826
 Citizens Banking Corp.................................       1,000          24,805
 *Clarent Corp.........................................      27,600         263,304
 *Clear Channel Communications, Inc....................     168,500      10,273,445
 Cleveland Cliffs, Inc.................................       6,200         125,860
 *CNA Financial Corp...................................     158,700       6,321,021
 CNA Surety Corp.......................................       1,000          14,110
 *CNET Networks, Inc...................................      13,900         152,969
 Coachmen Industries, Inc..............................       6,400          63,872
 Coca-Cola Enterprises, Inc............................     356,500       5,946,420
 *Coherent, Inc........................................       1,000          35,505
 Columbus McKinnon Corp................................      11,300          89,891
 *Comcast Corp. Class A................................       1,000          40,500
 *Comcast Corp. Class A Special........................       3,000         122,940
 Comdicso, Inc.........................................      67,500         145,800
 *Comfort Systems USA, Inc.............................       2,300           8,326
 *Commerce Bancshares, Inc.............................       1,400          50,407
 Commerce Group, Inc...................................       8,000         255,600
 *Commerce One, Inc....................................      50,500         337,845
 Commercial Federal Corp...............................      33,800         769,964
 Commercial Metals Co..................................       9,300         236,685
 Compass Bancshares, Inc...............................       2,700          65,812
 *Compucom Systems, Inc................................       8,900          25,765
 #*CompuCredit Corp....................................       1,000          12,095

                                                            SHARES           VALUE+
                                                            ------           ------
 Computer Associates International, Inc................       3,000    $     85,080
 *Conmed Corp..........................................       9,500         203,917
 Conseco, Inc..........................................     257,000       4,476,940
 *Consolidated Graphics, Inc...........................       5,700          93,081
 Cooper Industries, Inc................................       2,000          76,060
 Cooper Tire & Rubber Co...............................      43,900         577,285
 *CoorsTek, Inc........................................       1,450          51,939
 Corn Products International, Inc......................      31,700         908,205
 Corus Bankshares, Inc.................................       6,700         327,127
 Countrywide Credit Industries, Inc....................      80,600       3,121,638
 *Covanta Energy Corp..................................      35,000         761,950
 *Covenant Transport, Inc. Class A.....................      15,100         261,305
 *Coventry Health Care, Inc............................      22,200         375,180
 *Cox Communications, Inc..............................       8,900         384,925
 *Credit Acceptance Corp...............................      35,400         250,986
 *Crestline Capital Corp...............................      14,600         424,860
 Crompton Corp.........................................      11,000         119,130
 *Crown Castle International Corp......................       2,400          39,840
 Crown Cork & Seal Co., Inc............................      86,400         442,368
 *CSS Industries, Inc..................................       1,000          22,700
 CSX Corp..............................................     191,300       7,116,360
 Cubic Corp............................................      10,500         307,125
 Cummins Engine Co., Inc...............................      51,900       2,197,965
 *Cumulus Media, Inc. Class A..........................      15,600         186,810
 Dana Corp.............................................      99,100       2,132,632
 Data Broadcasting Corp................................       2,200          18,458
 *DaVita, Inc..........................................      50,000         945,000
 Deere & Co............................................       2,500          93,400
 Delphi Automotive Systems Corp........................       3,700          54,390
 Delphi Financial Group, Inc. Class A..................       4,200         149,520
 Delta Air Lines, Inc..................................     100,900       4,804,858
 Devon Energy Corp.....................................      20,300       1,181,663
 Diebold, Inc..........................................         200           6,116
 #*Digital Island, Inc.................................       3,500          11,777
 Dillards, Inc. Class A................................      73,900       1,206,048
 Dime Bancorp, Inc.....................................       2,400          84,720
 Dime Community Bancorp, Inc...........................       5,900         169,241
 Dimon, Inc............................................      55,600         619,940
 Disney (Walt) Co......................................      13,500         426,870
 *Dollar Thrifty Automotive Group, Inc.................      21,700         514,290
 Downey Financial Corp.................................      11,700         505,089
 *Dress Barn, Inc......................................       5,300         133,162
 *DVI, Inc.............................................      11,200         166,320
 #*E Trade Group, Inc..................................      50,000         375,000
 Earthgrains Co........................................      37,500         973,125
 Eastman Chemical Co...................................      24,500       1,238,230
 Eaton Corp............................................       1,600         125,120
 *Edgewater Technology, Inc............................       7,700          41,888
 *Electro Rent Corp....................................       2,400          38,448
 *Electroglas, Inc.....................................         600           9,609
 Empire District Electric Co...........................       1,200          23,700
 *Encompass Services Corp..............................      56,900         502,996
 Energen Corp..........................................      11,300         372,900
 *Enserch Exploration Corp.............................      28,900         128,605
 *Entravision Communications Corp......................      13,400         183,044
 *Entrust Technologies, Inc............................       1,900          10,744
 EOG Resources, Inc....................................      16,800         754,152
 *Esco Technologies, Inc...............................       5,700         171,570
 *Esterline Technologies Corp..........................       6,500         136,500
 Ethyl Corp............................................      13,700          16,577

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Everest Re Group, Ltd.................................       7,300    $    495,670
 *Extended Stay America, Inc...........................      35,400         550,470
 Farmer Brothers Co....................................         500         108,750
 FBL Financial Group, Inc. Class A.....................      18,200         290,290
 #*Federal-Mogul Corp..................................      50,100         176,352
 *Federated Department Stores, Inc.....................     171,600       7,687,680
 *FedEx Corp...........................................       4,782         191,280
 Fidelity National Financial, Inc......................      18,300         417,240
 *Finish Line, Inc. Class A............................      11,700         117,994
 First American Financial Corp.........................      28,900         591,872
 First Charter Corp....................................       7,900         130,034
 First Citizens Bancshares, Inc........................       3,900         365,644
 First Indiana Corp....................................       3,500          81,812
 First Niagara Financial Group, Inc....................      11,000         152,625
 First Sentinel Bancorp, Inc...........................       9,600         107,760
 First Union Corp......................................       3,600         116,100
 *First Virginia Banks, Inc............................         100           4,604
 *FirstFed Financial Corp..............................       6,400         190,400
 FleetBoston Financial Corp............................       2,000          83,180
 Fleetwood Enterprises, Inc............................      29,500         355,180
 Fleming Companies, Inc................................      31,300         994,401
 Florida East Coast Industries, Inc....................       4,000         157,400
 *FMC Corp.............................................       1,000          76,320
 Ford Motor Co.........................................     292,300       7,117,505
 *Forest Oil Corp......................................       4,850         164,900
 Fortune Brands, Inc...................................       2,000          68,700
 Foster Wheeler Ltd....................................      42,400         533,392
 Fremont General Corp..................................      32,300         193,800
 #*Friede Goldman International........................      40,500          34,222
 *FSI International, Inc...............................       3,700          41,847
 *Gateway, Inc.........................................       1,400          23,380
 GATX Corp.............................................      11,700         471,276
 *Gaylord Entertainment Co.............................      24,200         670,340
 Gencorp, Inc..........................................      10,100         118,069
 *General Binding Corp.................................       2,600          24,115
 General Cable Corp....................................       7,000         106,750
 *General Communications, Inc. Class A.................      16,200         161,757
 General Motors Corp...................................     165,700       9,428,330
 *General Motors Corp. Class H.........................     126,300       3,018,570
 *Genlyte Group, Inc...................................       4,500         134,662
 *Gentiva Health Services..............................       2,800          54,432
 Genuine Parts Co......................................       3,800         108,566
 Georgia-Pacific Corp..................................      84,400       2,991,980
 Gerber Scientific, Inc................................      19,800         160,380
 Gibraltar Steel Corp..................................       5,000          94,400
 Glatfelter (P.H.) Co..................................      36,300         557,205
 *Glenayre Technologies, Inc...........................      58,400          80,300
 Golden State Bancorp, Inc.............................      54,100       1,579,179
 Goodrich (B.F.) Co....................................      21,000         877,380
 Goodyear Tire & Rubber Co.............................     134,500       3,915,295
 *Goodys Family Clothing...............................         700           2,842
 *GoTo.com, Inc........................................       3,400          75,922
 Granite Construction, Inc.............................       3,000          81,750
 Great Atlantic & Pacific Tea Co., Inc.................      14,000         162,260
 Greenpoint Financial Corp.............................      39,300       1,493,007
 *Grey Wolf, Inc.......................................      15,200          98,648
 *Griffon Corp.........................................      24,700         249,470
 *Group 1 Automotive, Inc..............................      18,700         476,850
 *Ha-Lo Industries, Inc................................      35,000          24,850
 Hancock Holding Co....................................       1,500          56,737

                                                            SHARES           VALUE+
                                                            ------           ------
 *Handleman Co.........................................      25,400    $    308,610
 Harbor Florida Bancshares, Inc........................       5,200          86,086
 Harleysville Group, Inc...............................      11,800         301,077
 *Harmonic Lightwaves, Inc.............................       2,800          23,884
 *Harrahs Entertainment, Inc...........................       2,600          95,082
 Harris Corp...........................................      17,800         505,876
 Hartford Financial Services Group, Inc................       3,000         203,100
 Hasbro, Inc...........................................     229,000       3,435,000
 HCC Insurance Holdings, Inc...........................      11,800         292,522
 *Health Net Inc.......................................      18,000         346,500
 *Healthsouth Corp.....................................     156,300       1,985,010
 *Hearst-Argyle Television, Inc........................      43,100         915,013
 Heller Financial, Inc.................................      19,700         677,680
 Helmerich & Payne, Inc................................       2,500          98,850
 Herbalife International, Inc. Class A.................         400           3,362
 *Hexcel Corp..........................................      36,700         389,020
 Hibernia Corp.........................................       1,900          30,932
 Hilton Hotels Corp....................................       4,400          54,516
 *Hispanic Broadcasting Corp...........................       1,800          44,550
 Hollinger International, Inc. Class A.................      19,900         306,460
 *Hollywood Entertainment Corp.........................      15,400          87,549
 Horton (D.R.), Inc....................................      36,780         758,404
 *Houston Exploration Co...............................       4,000         135,960
 *Hovnanian Enterprises, Inc. Class A..................      15,700         266,743
 *HS Resources, Inc....................................       3,100         202,647
 Hughes Supply, Inc....................................      21,200         411,068
 *Humana, Inc..........................................      88,500         845,175
 *Hunt (J.B.) Transport Services, Inc..................      25,000         500,875
 Huntington Bancshares, Inc............................       2,500          37,437
 *Hutchinson Technology, Inc...........................      22,300         327,252
 *Hypercom Corp........................................       6,600          25,938
 *i2 Technologies Inc..................................     150,600       3,023,295
 #*iBasis, Inc.........................................       2,800          10,990
 IBP, Inc..............................................      28,100         528,280
 Idex Corp.............................................       8,500         274,975
 *IDT Corp.............................................       1,100          28,743
 *IHOP Corp............................................       5,600         142,800
 Ikon Office Solutions, Inc............................     100,500         814,050
 *Imation Corp.........................................      28,800         628,704
 IMC Global, Inc.......................................     135,700       1,504,913
 *IMR Global Corp......................................       2,900          23,823
 Independence Community Bank Corp......................      30,300         577,669
 Ingersoll-Rand Co.....................................       1,800          88,830
 Ingles Market, Inc. Class A...........................       8,500          86,572
 *Ingram Micro, Inc....................................      64,200         850,650
 *Input/Output, Inc....................................      25,100         298,690
 *Insignia Financial Group, Inc........................      16,500         198,000
 #*Integrated Electrical Services, Inc.................      33,100         297,569
 Interface, Inc. Class A...............................      33,300         204,795
 *Intergraph Corp......................................      40,200         602,196
 Intermet Corp.........................................       3,600          17,136
 *Internap Network Services Corp.......................      34,000          93,670
 International Multifoods Corp.........................       8,000         154,000
 International Paper Co................................     240,611       9,203,371
 *International Speciality Products, Inc...............      48,800         473,848
 International Speedway Corp. Class A..................       1,000          43,840
 Interpool, Inc........................................       4,500          60,975
 *Ionics, Inc..........................................      10,900         295,390

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Iron Mountain, Inc...................................         200    $      8,222
 #*ITXC Corp...........................................       4,200          16,317
 *Jakks Pacific, Inc...................................       1,200          18,876
 *JDA Software Group, Inc..............................       2,100          31,930
 *JDS Uniphase Corp....................................     244,300       4,082,253
 Jefferies Group, Inc..................................      11,400         348,270
 #*Jupiter Media Metrix, Inc...........................       1,800           2,709
 *K Mart Corp..........................................     432,700       4,880,856
 *Kaiser Aluminum Corp.................................      61,600         255,640
 Kaman Corp. Class A...................................      10,000         170,500
 KB Home Corp..........................................       1,000          25,410
 Kellwood Co...........................................      95,900       2,254,609
 Kennametal, Inc.......................................      27,400         962,562
 *Kent Electronics Corp................................       1,700          36,397
 Kerr-McGee Corp.......................................       2,100         146,307
 *Key Energy Group, Inc................................      17,000         232,900
 KeyCorp...............................................     100,000       2,378,000
 *kforce.com, Inc......................................       7,976          51,964
 Kimball International, Inc. Class B...................       4,900          71,074
 Knight Ridder, Inc....................................       1,700          93,398
 Lafarge Corp..........................................      54,900       1,799,073
 *Lamar Advertising Co.................................       1,700          70,541
 Landamerica Financial Group, Inc......................      12,100         345,455
 Landrys Seafood Restaurants, Inc......................      11,400         171,000
 *Lattice Semiconductor Corp...........................       2,400          52,308
 La-Z-Boy, Inc.........................................         600          11,280
 *Lear Corp............................................      56,700       1,977,696
 Leggett and Platt, Inc................................       1,800          39,456
 Lehman Brothers Holdings, Inc.........................       3,000         214,830
 Lennar Corp...........................................      17,200         636,400
 Lennox International, Inc.............................      45,700         418,155
 *Level 3 Communications, Inc..........................      31,700         355,198
 Liberty Corp..........................................       5,400         203,850
 Liberty Financial Companies, Inc......................      18,600         623,100
 Lincoln National Corp.................................      72,300       3,560,052
 LNR Property Corp.....................................      16,700         519,370
 Lockheed Martin Corp..................................     133,500       5,111,715
 Loews Corp............................................     175,000      12,073,250
 Lone Star Steakhouse Saloon...........................      40,900         530,678
 *Lone Star Technologies, Inc..........................       3,000         133,950
 Longs Drug Stores Corp................................      18,400         441,600
 Longview Fibre Co.....................................      30,800         408,100
 *Louis Dreyfus Natural Gas Corp.......................       8,100         322,218
 Louisiana-Pacific Corp................................     130,100       1,528,675
 *LSI Logic Corp.......................................       3,100          56,761
 Luby's Cafeterias, Inc................................       8,900          75,828
 Lucent Technologies, Inc..............................     112,800         888,864
 Lyondell Chemical Co..................................      95,900       1,587,145
 *Magellan Health Services, Inc........................       7,100          85,768
 #*Magna Entertainment Corp............................       3,000          18,195
 *Magnetek, Inc........................................      16,000         197,600
 *Mail-Well, Inc.......................................      32,500         175,500
 *Mandalay Resort Group................................      37,200         940,788
 *Manor Care, Inc......................................      29,800         737,550
 Marcus Corp...........................................       4,800          68,640
 *Marine Drilling Companies, Inc.......................       2,200          57,200
 Massey Energy Co......................................      68,200       1,589,060
 MBIA, Inc.............................................      64,950       3,426,113
 McGrath Rent Corp.....................................         500          13,748
 MDC Holdings, Inc.....................................      11,770         371,108
 Mead Corp.............................................      92,300       2,676,700

                                                            SHARES           VALUE+
                                                            ------           ------
 Media General, Inc. Class A...........................       4,300    $    210,700
 *Medical Assurance, Inc...............................      15,200         235,600
 *MEMC Electronic Materials, Inc.......................       3,200          22,080
 #*Metricom, Inc.......................................      13,100          52,073
 *Metromedia Fiber Network, Inc........................      31,400         126,071
 *Metromedia International Group, Inc..................      12,600          35,910
 *MGM Grand, Inc.......................................      55,300       1,738,632
 *Michaels Stores, Inc.................................      15,400         572,803
 *Micron Electronics, Inc..............................      80,300         140,525
 Midland Co............................................       1,000          35,600
 Milacron, Inc.........................................      23,600         394,120
 Millennium Chemicals, Inc.............................      51,350         821,600
 Mine Safety Appliances Co.............................       1,300          38,025
 *MIPS Technologies, Inc., Class B.....................       6,485         106,581
 *Modis Professional Services, Inc.....................      22,000         125,620
 Mony Group, Inc.......................................      41,500       1,525,125
 *Moog, Inc. Class A...................................       2,300          83,950
 Motorola, Inc.........................................      30,800         452,760
 *MS Carriers, Inc.....................................       3,600         106,344
 Nacco Industries, Inc. Class A........................       7,300         533,630
 National Presto Industries, Inc.......................       6,700         184,250
 *National Semiconductor Corp..........................       5,000         132,600
 National Steel Corp. Class B..........................       5,600           9,240
 *National Western Life Insurance Co. Class A..........         900          84,533
 *NationsRent, Inc.....................................      21,200          12,084
 *Navistar International Corp..........................      23,800         692,342
 NCH Corp..............................................       1,500          81,045
 *NCI Building Systems, Inc............................      14,800         200,540
 #*Net2Phone, Inc......................................       4,200          38,409
 *Netro Corp...........................................      18,300          82,625
 *Network Associates, Inc..............................      12,000         174,300
 *Network Equipment Technologies, Inc..................       7,400          28,120
 #*New Century Financial Corp..........................       1,700          16,456
 Newmont Mining Corp...................................       2,294          47,004
 *Newpark Resources, Inc...............................       4,000          51,600
 *NMS Communications Corp..............................      10,000          71,950
 Nordstrom, Inc........................................       1,900          35,207
 Norfolk Southern Corp.................................     339,800       7,533,366
 *Nortek, Inc..........................................       9,500         275,500
 Northrop Grumman Corp.................................      30,000       2,662,800
 Northwest Bancorp, Inc................................       2,300          21,551
 *Novell, Inc..........................................      17,000          76,925
 *NS Group, Inc........................................      52,600         814,248
 *NTL, Inc.............................................     155,000       3,330,950
 Nucor Corp............................................       1,200          61,464
 Occidental Petroleum Corp.............................       1,000          29,970
 OceanFirst Financial Corp.............................       1,600          38,192
 *Ocwen Financial Corp.................................      60,400         561,720
 *Office Depot, Inc....................................     215,300       1,967,842
 *Officemax, Inc.......................................      43,000         152,650
 *Offshore Logistics, Inc..............................      14,300         301,516
 Ohio Casualty Corp....................................      32,800         285,524
 Old Republic International Corp.......................      45,100       1,273,173
 Olin Corp.............................................       1,000          18,810
 Omnicare, Inc.........................................      64,800       1,358,208
 *On Command Corp......................................       1,600           9,672
 *Orbital Sciences Corp................................      37,100         147,658
 Overseas Shipholding Group, Inc.......................      30,600       1,070,694
 *Owens-Illinois, Inc..................................     127,200         898,032

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Paccar, Inc...........................................       1,700    $     81,643
 Pacific Century Financial Corp........................      64,600       1,593,682
 #*Pacificare Health Systems, Inc......................      17,000         300,900
 *Pactiv Corp..........................................       1,800          24,750
 *Pagasus Systems, Inc.................................       1,200          13,866
 *PanAmSat Corp........................................       3,000         112,935
 Park Electrochemical Corp.............................       3,000          65,010
 *Park Place Entertainment Corp........................     247,700       3,091,296
 *Parker Drilling Co...................................      34,100         217,558
 Parker-Hannifin Corp..................................       2,600         125,606
 *Paxar Corp...........................................      11,000         132,000
 *Paxson Communications Corp...........................       6,600          81,840
 *Pediatrix Medical Group, Inc.........................       5,100         139,281
 *Pegasus Communications Corp. Class A.................      23,000         491,740
 Penney (J.C.) Co., Inc................................     235,400       4,922,214
 Pep Boys - Manny, Moe & Jack..........................      38,600         339,680
 *Peregrine Systems, Inc...............................       3,000          83,085
 *Perrigo Co...........................................       2,700          37,625
 *Per-Se Technologies, Inc.............................       1,300           7,709
 *PetSmart, Inc........................................      78,300         419,297
 PFF Bancorp, Inc......................................      15,000         326,175
 Phelps Dodge Corp.....................................      70,800       3,200,160
 Phillips Petroleum Co.................................       2,600         168,324
 Phillips-Van Heusen Corp..............................      10,900         168,950
 Pier 1 Imports, Inc...................................      18,600         218,550
 Pilgrim Pride Corp....................................      23,000         276,000
 *Pinnacle Entertainment, Inc..........................       2,800          25,788
 *Pinnacle Systems, Inc................................      18,200         129,220
 *Pioneer Natural Resources Co.........................      28,000         590,800
 Pioneer Standard Electronics, Inc.....................      22,600         255,493
 Pittston Brink's Group................................      20,300         477,050
 PMI Group, Inc........................................       3,550         247,790
 Polaroid Corp.........................................      22,600         108,028
 Polymer Group, Inc....................................      15,100          45,300
 Polyone Corp..........................................      32,000         289,920
 Pope & Talbot, Inc....................................      10,000         142,000
 Potlatch Corp.........................................      18,600         639,468
 PPG Industries, Inc...................................         400          22,240
 Precision Castparts Corp..............................      22,600       1,011,802
 Presidential Life Corp................................      16,200         285,363
 *Price Communications Corp............................       4,265          78,817
 #*Pride International, Inc............................       7,100         189,073
 *Prime Hospitality Corp...............................      40,600         466,900
 *Profit Recovery Group International, Inc.............      35,800         357,463
 *PSS World Medical, Inc...............................      64,000         328,640
 *PTEK Holdings, Inc...................................       3,900           9,906
 Pulte Corp............................................      18,400         743,360
 Quanex Corp...........................................      12,100         270,435
 Questar Corp..........................................      37,800       1,171,422
 *Quintiles Transnational Corp.........................      16,200         308,205
 Qwest Communications International, Inc...............     129,500       4,757,830
 Radian Group, Inc.....................................      21,652       1,838,255
 Rayonier, Inc.........................................       3,400         152,116
 Raytheon Co...........................................     299,100       8,904,207
 #*RCN Corp............................................      18,600         102,672
 *Redback Networks, Inc................................      48,400         698,654
 *Reebok International, Ltd............................      27,200         784,448
 Regal Beloit Corp.....................................       6,800         137,360

                                                            SHARES           VALUE+
                                                            ------           ------
 Regions Financial Corp................................       3,000    $     93,075
 Reliance Steel and Aluminum Co........................       4,000         109,400
 Resource America, Inc.................................      16,600         227,088
 *Respironics, Inc.....................................       6,200         173,507
 Riggs National Corp...................................      20,200         322,291
 #*Rite Aid Corp.......................................     129,000       1,079,730
 RJ Reynolds Tobacco Holdings, Inc.....................      83,000       4,936,840
 RLI Corp..............................................       4,300         177,504
 Roadway Express, Inc..................................       2,400          62,988
 Rock-Tenn Co. Class A.................................      13,800         150,420
 Rohm & Haas Co........................................       1,000          33,200
 *Rowan Companies, Inc.................................       2,100          62,853
 RPM, Inc..............................................      92,000         759,920
 *RTI International Metals, Inc........................      18,800         271,096
 Russ Berrie & Co., Inc................................      10,100         270,175
 Russell Corp..........................................      25,800         463,110
 *Ryans Family Steak Houses, Inc.......................      28,700         355,163
 Ryder System, Inc.....................................      83,000       1,821,020
 Ryerson Tull, Inc.....................................      20,900         273,790
 Ryland Group, Inc.....................................       5,500         249,150
 *S1 Corporation.......................................      24,800         278,876
 *Sabre Holdings Corp..................................      33,675       1,759,182
 Safeco Corp...........................................     114,900       3,228,116
 *Safeguard Scientifics, Inc...........................      28,300         172,347
 Saint Paul Companies, Inc.............................      99,900       5,054,940
 *Saks, Inc............................................     129,550       1,495,007
 #*Salton/Maxim Housewares, Inc........................         900          17,910
 *Schein (Henry), Inc..................................      16,900         639,074
 Schulman (A.), Inc....................................      26,300         334,931
 Schweitzer-Maudoit International, Inc.................       8,100         169,290
 *SCI Systems, Inc.....................................       1,600          37,776
 SCPIE Holdings, Inc...................................         800          15,200
 Seaboard Corp.........................................       1,100         212,300
 Seacoast Financial Services Corp......................       7,600         112,442
 *Seacor Smit, Inc.....................................       7,950         379,215
 Sears, Roebuck & Co...................................     106,900       4,263,172
 *Seitel, Inc..........................................      10,100         176,750
 Selective Insurance Group, Inc........................      22,600         565,113
 Sensormatic Electronics Corp..........................      27,200         428,400
 *Sequa Corp. Class A..................................       3,300         165,132
 *Sequa Corp. Class B..................................         900          54,900
 *Service Corp. International..........................     167,900       1,185,374
 *Shaw Group, Inc......................................       2,600         152,828
 Sherwin-Williams Co...................................       3,500          74,690
 *Shopko Stores, Inc...................................       9,000          67,500
 *Silicon Graphics, Inc................................      79,100         166,901
 *Silver Stream Software, Inc..........................       2,200          14,553
 *Sinclair Broadcast Group, Inc. Class A...............      37,300         334,395
 *Six Flags, Inc.......................................      63,100       1,419,750
 Skyline Corp..........................................       1,000          24,300
 SLI, Inc..............................................      22,800         161,880
 *Smart & Final Food, Inc..............................       7,800          85,800
 Smith (A.O.) Corp.....................................      13,400         225,790
 Smith (A.O.) Corp. Convertible Class A................       2,200          38,060
 *Smurfit-Stone Container Corp.........................     219,100       3,278,832
 *Sonic Automotive, Inc................................      23,300         309,890
 *SONICblue, Inc.......................................      82,200         298,797
 South Financial Group, Inc............................      26,300         425,534
 South Jersey Industries, Inc..........................       3,300         100,320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Southwestern Energy Co...............................       5,600    $     85,960
 Sovereign Bancorp, Inc................................     203,300       2,301,356
 *Spectrasite Holdings, Inc............................      14,500         106,213
 *SpeedFam-IPEC, Inc...................................      25,000         113,875
 *Spherion Corporation.................................      37,000         268,250
 Spiegel, Inc. Class A Non-Voting......................      31,500         239,873
 Springs Industries, Inc. Class A......................       9,600         433,920
 Sprint Corp...........................................      19,400         394,014
 *SPS Technologies, Inc................................       5,000         251,500
 St. Joe Corp..........................................       1,900          49,191
 Standard Pacific Corp.................................      14,500         267,525
 Standard Register Co..................................      21,300         351,450
 #*STAR Telecommunications, Inc........................      19,000             399
 *StarMedia Network, Inc...............................       1,000           2,745
 Starwood Hotels and Resorts Worldwide, Inc............      59,800       2,262,234
 State Auto Financial Corp.............................      15,100         229,973
 Staten Island Bancorp, Inc............................      16,000         426,400
 Steelcase, Inc. Class A...............................      10,700         143,487
 Stepan Co.............................................       2,200          52,580
 Stewart & Stevenson Services, Inc.....................       9,700         282,319
 Stewart Enterprises, Inc..............................      35,500         269,978
 *Stewart Information Services Corp....................      12,000         205,800
 *Stone & Webster, Inc.................................       1,000           1,360
 *Stoneridge, Inc......................................      10,900          99,190
 Stride Rite Corp......................................      29,589         239,671
 Sunoco, Inc...........................................      29,300       1,142,700
 #*Sunrise Assisted Living, Inc........................       8,800         209,484
 Supervalu, Inc........................................      99,200       1,543,552
 Susquehanna Bancshares, Inc...........................      10,400         174,304
 *Swift Energy Corp....................................      15,500         519,405
 *Sykes Enterprises, Inc...............................       3,600          27,738
 *Sylvan Learning Systems, Inc.........................      32,000         592,160
 Symbol Technologies, Inc..............................       2,850          73,103
 *Tech Data Corp.......................................       6,100         183,092
 Tecumseh Products Co. Class A.........................      12,500         650,813
 Tecumseh Products Co. Class B.........................       2,000          94,100
 Temple-Inland, Inc....................................      25,500       1,354,305
 *Tenet Healthcare Corp................................      50,500       2,297,245
 Tenneco Automotive, Inc...............................      17,480          55,412
 #*Terayon Communication Systems, Inc..................      27,300         159,432
 *Terex Corp...........................................      19,100         420,009
 *Terra Industries, Inc................................      66,400         295,480
 *Tesoro Petroleum Corp................................      27,700         430,735
 Texas Industries, Inc.................................      23,200         759,800
 *Thermo-Electron Corp.................................      25,445         710,170
 Thomas & Betts Corp...................................      73,600       1,537,504
 Thomas Industries, Inc................................         900          24,525
 Tidewater, Inc........................................       9,800         459,718
 Timken Co.............................................      54,000         955,800
 #*Titanium Metals Corp................................      28,700         379,127
 *Toll Brothers, Inc...................................      16,600         541,990
 Torchmark Corp........................................         600          22,752
 *Tower Automotive, Inc................................      29,200         289,372
 *Toys R Us, Inc.......................................     147,400       4,082,980
 *Trans World Entertainment Corp.......................      10,300          85,593
 *Travelocity.com, Inc.................................       3,400         109,599
 Tredegar Industries, Inc..............................       1,300          25,844
 Trenwick Group, Ltd...................................      11,800         268,214
 *Triad Hospitals, Inc.................................      13,562         334,981

                                                            SHARES           VALUE+
                                                            ------           ------
 Tribune Co............................................       2,600    $    111,618
 *Trico Marine Services, Inc...........................      10,500         136,028
 *Trigon Healthcare, Inc...............................       8,700         495,813
 Trinity Industries, Inc...............................      34,000         759,900
 *Triumph Group........................................       4,100         186,878
 TRW, Inc..............................................     111,000       4,812,960
 Tucker Anthony Sutro Corp.............................      10,100         221,190
 *Twinlab Corp.........................................       6,900          12,144
 Tyson Foods, Inc. Class A.............................      86,500       1,102,010
 U.S. Industries, Inc..................................      54,700         310,149
 UAL Corp..............................................      34,300       1,276,989
 *UICI.................................................      42,100         357,850
 UIL Holdings Corp.....................................         400          18,964
 Ultramar Diamond Shamrock Corp........................      21,800       1,093,270
 *Ultratech Stepper, Inc...............................       3,000          55,965
 UMB Financial Corp....................................       9,400         353,910
 *Unifi, Inc...........................................      34,900         272,220
 Union Pacific Corp....................................     173,900       9,999,250
 Union Planters Corp...................................       2,000          82,000
 Unionbancal Corp......................................       1,000          32,100
 *Unisys Corp..........................................      53,400         637,596
 *Unit Corp............................................       3,000          64,860
 *United Auto Group, Inc...............................      10,100         141,501
 United Community Financial Corp.......................      34,000         236,980
 United Parcel Service, Inc............................       5,260         312,707
 *United Rentals, Inc..................................      58,800       1,356,516
 Unitrin, Inc..........................................      21,700         844,890
 Universal Corp........................................       8,000         318,560
 Universal Forest Products, Inc........................      10,600         210,092
 *Universal Stainless & Alloy Products, Inc............         300           2,985
 *Unova, Inc...........................................      26,900         135,845
 UnumProvident Corp....................................      94,200       3,053,022
 *URS Corp.............................................      11,800         319,426
 *US Oncology, Inc.....................................      82,300         616,016
 *USA Networks, Inc....................................       3,000          77,595
 Usec, Inc.............................................      72,600         680,262
 #*USG Corp............................................      21,700         181,412
 USX-Marathon Group, Inc...............................      83,400       2,697,990
 USX-US Steel Group....................................      23,500         458,720
 *Vail Resorts, Inc....................................      19,900         410,935
 #*Valero Energy Corp..................................      15,200         670,168
 Valhi, Inc............................................      19,800         248,490
 *Value City Department Stores, Inc....................      10,500         107,625
 *Varco International, Inc.............................       4,500         108,405
 *Venator Group, Inc...................................      32,000         425,600
 *VeriSign, Inc........................................      22,000       1,243,440
 *Veritas DGC, Inc.....................................       2,900         101,529
 *Veritas Software Co..................................       1,205          79,428
 Vintage Petroleum, Inc................................       6,100         131,760
 *Vishay Intertechnology, Inc..........................      13,700         282,220
 Visteon Corp..........................................     138,271       2,381,027
 *Volt Information Sciences, Inc.......................       3,000          54,450
 Wabash National Corp..................................      21,100         243,705
 Wachovia Corp.........................................       3,116         209,863
 Wallace Computer Services, Inc........................      29,000         497,060
 Walter Industries, Inc................................       5,600          63,840
 #*Warnaco Group, Inc..................................      37,400          21,692
 #*Washington Group Intl., Inc.........................      36,900          38,007
 *Waste Connections, Inc...............................       9,700         289,594
 Watsco, Inc. Class A..................................      17,700         247,800

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Watts Industries, Inc. Class A........................       8,800    $    139,920
 Wausau-Mosinee Paper Corp.............................      35,200         475,200
 *Webb Corp............................................      13,100         493,215
 *WebMD Corp...........................................     125,500         854,028
 *Weirton Steel Corp...................................      23,500          24,440
 Wellman, Inc..........................................      28,600         486,772
 Werner Enterprises, Inc...............................      19,400         385,187
 Westcorp, Inc.........................................      13,320         240,293
 *Westell Technologies, Inc............................      37,300          78,144
 Westvaco Corp.........................................      90,700       2,307,408
 Weyerhaeuser Co.......................................     148,500       8,495,685
 *WFS Financial, Inc...................................       2,000          50,250
 Whirlpool Corp........................................       1,600         100,624
 Whitney Holdings Corp.................................       3,900         163,098
 *Wisconsin Central Transportation Corp................      25,400         421,005
 *Wolverine Tube, Inc..................................       4,000          66,000
 Woodward Governor Co..................................       4,800         363,552
 *Worldcom, Inc........................................     683,400      12,195,273
 #*Worldpages.com, Inc.................................      10,200          27,744
 Worthington Industries, Inc...........................      73,800         848,700
 *Wyndham International, Inc...........................      57,000         147,060
 Xerox Corp............................................     137,800       1,365,598
 *XO Communications, Inc...............................      17,000          49,555
 *Xtra Corp............................................       9,900         506,088
 *Yellow Corp..........................................      22,400         426,272
 York International Corp...............................      10,650         375,413
 Zenith National Insurance Corp........................       8,000         216,400
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $450,932,408)..................................                 562,086,190
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.5%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $8,876,500) to be
   repurchased at $8,745,940.
   (Cost $8,745,000)...................................    $  8,745    $  8,745,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $459,677,408)++................................                $570,831,190
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $460,892,258.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  570,831
Collateral for Securities Loaned............................       7,582
Receivables:
  Dividends and Interest....................................       1,094
  Fund Shares Sold..........................................         717
Prepaid Expenses and Other Assets...........................           7
                                                              ----------
    Total Assets............................................     580,231
                                                              ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       7,582
  Investment Securities Purchased...........................         249
Accrued Expenses and Other Liabilities......................         129
                                                              ----------
    Total Liabilities.......................................       7,960
                                                              ----------
NET ASSETS..................................................  $  572,271
                                                              ==========
Investments at Cost.........................................  $  459,677
                                                              ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $   3,656
  Interest..................................................        282
  Income From Securities Lending............................         35
                                                              ---------
      Total Investment Income...............................      3,973
                                                              ---------
EXPENSES
  Investment Advisory Services..............................        478
  Accounting & Transfer Agent Fees..........................         87
  Custodian Fees............................................         23
  Legal Fees................................................          1
  Audit Fees................................................          2
  Shareholders' Reports.....................................          6
  Trustees' Fees and Expenses...............................          2
  Other.....................................................          2
                                                              ---------
      Total Expenses........................................        601
                                                              ---------
  NET INVESTMENT INCOME (LOSS)..............................      3,372
                                                              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....     (5,002)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................     90,662
                                                              ---------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................     85,660
                                                              ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $  89,032
                                                              =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                              SIX MONTHS      YEAR
                                                                ENDED        ENDED
                                                               MAY 31,      NOV. 30,
                                                                 2001         2000
                                                              ----------   ----------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................  $   3,372    $   4,681
  Net Realized Gain (Loss) on Investment Securities Sold....     (5,002)     (16,195)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................     90,662       21,970
                                                              ---------    ---------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations..........................................     89,032       10,456
                                                              ---------    ---------
Transactions in Interest:
  Contributions.............................................    177,849      196,677
  Withdrawals...............................................     (8,631)     (19,116)
                                                              ---------    ---------
      Net Increase (Decrease) from Transactions in
        Interest............................................    169,218      177,561
                                                              ---------    ---------
      Total Increase (Decrease).............................    258,250      188,017
NET ASSETS
  Beginning of Period.......................................    314,021      126,004
                                                              ---------    ---------
  End of Period.............................................  $ 572,271    $ 314,021
                                                              =========    =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS         YEAR         DEC. 14,
                                                                 ENDED           ENDED         1998 TO
                                                                MAY 31,        NOV. 30,       NOV. 30,
                                                                 2001            2000           1999
                                                              -----------      ---------      ---------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................        N/A             N/A            N/A
                                                               --------        --------       --------
Income from Investment Operations
  Net Investment Income (Loss)..............................         --              --             --
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................         --              --             --
                                                               --------        --------       --------
  Total from Investment Operations..........................         --              --             --
                                                               --------        --------       --------
Less Distributions
  Net Investment Income.....................................         --              --             --
  Net Realized Gains........................................         --              --             --
                                                               --------        --------       --------
  Total Distributions.......................................        N/A             N/A            N/A
                                                               --------        --------       --------
Net Asset Value, End of Period..............................        N/A             N/A            N/A
                                                               ========        ========       ========
Total Return................................................        N/A             N/A            N/A

Net Assets, End of Period (thousands).......................   $572,271        $314,021       $126,004
Ratio of Expenses to Average Net Assets.....................       0.25%*          0.26%          0.29%*
Ratio of Net Investment Income (Loss) to Average Net
  Assets....................................................       1.41%*          1.98%          1.66%*
Portfolio Turnover Rate.....................................         10%*            39%            10%*

--------------

*   Annualized

N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-four series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to its feeder fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $190,252
Sales.......................................................    24,315

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................    $  131,388
Gross Unrealized Depreciation...............................       (21,449)
                                                                ----------
Net.........................................................    $  109,939
                                                                ==========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank during the six months ended May 31, 2001.

    There were no outstanding borrowings under the line of credit at May 31, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities and UBS Warburg which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2001, the market value of securities on loan to brokers was $6,730,473, the related collateral cash received was $7,582,040 and the value of collateral on overnight repurchase agreements was $7,822,026.